As filed with the Securities and Exchange Commission on July 16, 2018

Registration No. 333-225558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. 1

Post-Effective Amendment No. __

ALPS SERIES TRUST

(Exact name of Registrant as Specified in Charter)

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: (303) 623-2577

Richard C. Noyes, Esq., Secretary

ALPS Series Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and Address of Agent for Service)

With copies to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO 80202

Title of Securities Being Registered: Investor Class shares of the Seven Canyons Strategic Income Fund, and Institutional Class and Investor Class shares of the Seven Canyons World Innovators Fund, each a series of the Registrant.

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such date as the Commission acting pursuant to said section 8(a), may determine.

COMBINED PROXY STATEMENT AND PROSPECTUS

CONTENTS OF REGISTRATION STATEMENT

Cover Sheet

Contents of Registration Statement

Part A — Proxy Statement/Prospectus

Part B — Statement of Additional Information

Part C — Other Information

Signature Page

Exhibits

Wasatch Strategic Income Fund

Investor Class Shares (Ticker Symbol: WASIX)

Wasatch World Innovators Fund

Investor Class Shares (Ticker Symbol: WAGTX)

Institutional Class Shares (Ticker Symbol: WIGTX)

A Series of Wasatch Funds Trust

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(801) 533-0777

July 18, 2018

Dear Shareholder:

On behalf of the Board of Trustees of Wasatch Funds Trust (“Wasatch Trust”), we are pleased to invite you, as a shareholder of one or both of the Wasatch Strategic Income Fund and Wasatch World Innovators Fund (each an “Existing Fund” and together, the “Existing Funds”), to a Joint Special Meeting of Shareholders to be held on August 16, 2018, at 10:00 Mountain Time, at the offices of Wasatch Trust at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84018.

At the Special Meeting, you will be asked to approve, with respect to each Existing Fund in which you own shares, a proposed Agreement and Plan of Reorganization. Under these Agreements and Plans of Reorganization, the Wasatch Strategic Income Fund and Wasatch World Innovators Fund will be reorganized into the Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund, respectively (each a “New Fund” and together the “New Funds”), each a series of ALPS Series Trust, subject to certain conditions including shareholder approval (each such transaction, a “Reorganization”).

The New Funds have been created solely for the purpose of completing the Reorganizations and will not commence operations until the consummation of its respective Reorganization. The New Funds will have the same investment objectives as their corresponding Existing Fund and will have substantially similar principal investment strategies, except that the Seven Canyons Strategic Income Fund will not be subject to a fundamental investment policy to concentrate in the financial sector that is applicable to the Wasatch Strategic Income Fund.

Although the New Funds and Existing Funds have different boards of trustees and different investment advisors - Wasatch Advisors, Inc. is the investment advisor to the Existing Funds and Seven Canyons Advisors, LLC is the investment advisor to the New Funds - the portfolio manager(s) for the Existing Funds will be the same as for the corresponding New Funds. As described in further detail in the attached combined proxy statement/prospectus (the “Proxy Statement/Prospectus”), Wasatch Advisors, Inc. recommended each Reorganization, in part, to provide continuity of portfolio management in New Funds that have the same investment objective(s) and substantially similar principal investment strategies and principal risks.

If a Reorganization is approved by the shareholders of the respective Existing Fund, and certain other conditions are fulfilled, such Existing Fund will transfer its assets and liabilities to the corresponding New Fund in exchange for shares of the New Fund which shares will be distributed to the shareholders of the corresponding Existing Fund in complete liquidation and termination of that Existing Fund. Shareholders will receive the same class of shares in the New Fund as they held in the Existing Fund.

After careful consideration, the Board of Trustees of the Wasatch Trust, including the disinterested Trustees, has determined that each Reorganization would be in the best interests of the shareholders of the applicable Existing Fund and recommended that shareholders of each Existing Fund vote “FOR” the Reorganization of their Existing Fund.

Shareholders of each Existing Fund will vote on the Reorganization of the Existing Fund of which they own shares into the corresponding New Fund. Details of each proposed Reorganization are set forth in the Proxy Statement/Prospectus that accompanies this letter, including details about each New Fund’s investment objective(s), policies, management and costs that are important for you to know. We encourage you to read it thoroughly. In addition, we have included a list of commonly asked questions and answers. Shareholders may cast their votes according to the instructions provided in the enclosed Proxy Statement/Prospectus.

Your vote is important regardless of the number of shares you own. In order to conduct the Special Meeting for an Existing Fund, the presence in person or by proxy of 30% of the shares of the respective Existing Fund issued and outstanding and entitled to vote at the Special Meeting shall consitute a quorum for the transaction of business for that Existing Fund. Please cast your vote using one of the methods included on the enclosed proxy card.

If you have any questions about the proposed Reorganizations, please call 1-877-783-5524.

Sincerely,

Eric S. Bergeson

President

Wasatch Funds Trust

WASATCH FUNDS TRUST

Wasatch Strategic Income Fund

Wasatch World Innovators Fund

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(801) 533-0777

NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD AUGUST 16, 2018

To the Shareholders of the Wasatch Strategic Income Fund and Wasatch World Innovators Fund:

NOTICE IS HEREBY GIVEN that a Joint Special Meeting of Shareholders (the “Special Meeting”) of the Wasatch Strategic Income Fund and the Wasatch World Innovators Fund (each an “Existing Fund” and together the “Existing Funds”) is to be held at 10:00 a.m. Mountain Time on August 16, 2018, at the offices of Wasatch Funds Trust at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84018. At the Special Meeting, shareholders will be asked to vote on the following proposals with respect to each Existing Fund in which they own shares:

1.	For shareholders of the Wasatch Strategic Income Fund, to approve an Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of the Wasatch Strategic Income Fund to the Seven Canyons Strategic Income Fund in exchange solely for Investor Class shares of beneficial interest of the Seven Canyons Strategic Income Fund and the assumption by the Seven Canyons Strategic Income Fund of all the liabilities of such Wasatch Strategic Income Fund; and (ii) the pro rata distribution of all the Investor Class shares of the Seven Canyons Strategic Income Fund to the holders of Investor Class shares of the Wasatch Strategic Income Fund in complete liquidation and termination of the Wasatch Strategic Income Fund.

2.	For shareholders of the Wasatch World Innovators Fund, to approve an Agreement and Plan of Reorganization which provides for (i) the transfer of all the assets of the Wasatch World Innovators Fund to the Seven Canyons World Innovators Fund in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Seven Canyons World Innovators Fund and the assumption by the Seven Canyons World Innovators Fund of all the liabilities of such Wasatch World Innovators Fund; and (ii) the pro rata distribution of all the Investor Class and Institutional Class shares of the Seven Canyons World Innovators Fund to the holders of Investor Class and Institutional Class shares of the Wasatch World Innovators Fund, respectively, in complete liquidation and termination of the Wasatch World Innovators Fund.

3.	For shareholders of the Existing Funds, to transact such other business as may properly come before the Joint Special Meeting.

Only Shareholders of record of shares of beneficial interest in an Existing Fund as of the close of business on June 29, 2018, are entitled to vote on the Reorganization of such Existing Fund at the Special Meeting or any adjournments or postponements thereof.

All shareholders are cordially invited to attend the Special Meeting. In order to avoid delay and additional expense, and to assure that your shares are represented, please vote as promptly as possible, whether or not you plan to attend the Special Meeting. You may vote by mail, by telephone or over the Internet. To vote by mail, please mark, sign, date and mail the enclosed proxy card. No postage is required if mailed in the United States. To vote by telephone, please call the toll-free number located on your proxy card and follow the recorded instructions, using your proxy card as a guide. To vote over the Internet, go to the Internet address provided on your proxy card and follow the instructions, using your proxy card as a guide.

i

If you intend to attend the Special Meeting in person and you are a record holder of an Existing Fund’s shares, in order to gain admission, you must show photographic identification, such as your driver’s license. If you intend to attend the Special Meeting in person and you hold your shares through a bank, broker or other nominee, in order to gain admission you must show photographic identification, such as your driver’s license, and satisfactory proof of ownership of shares of an Existing Fund, such as your voting instruction form (or a copy thereof) or broker’s statement indicating ownership as of a recent date. If you hold your shares in a brokerage account or through a bank or other nominee, you will not be able to vote in person at the Special Meeting unless you have previously requested and obtained a “legal proxy” from your broker, bank or other nominee and present it at the Special Meeting.

By order of the Board of Trustees of Wasatch Funds Trust,

Eric S. Bergeson

President

Wasatch Funds Trust

July 18, 2018

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on August 16, 2018 or any adjournment or postponement thereof. This Notice and the attached Combined Proxy Statement/Prospectus are available on the internet at www.proxyonline.com. On this website, you will be able to access this Notice, the Combined Proxy Statement/Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.

YOUR VOTE IS VERY IMPORTANT!

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to Wasatch Funds Trust in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the registration on the proxy card.

2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration Valid Signature

Corporate Accounts

(1)	ABC Corp.	ABC Corp.
(2)	ABC Corp.	John Doe, Treasurer
(3)	ABC Corp. c/o John Doe, Treasurer	John Doe
(4)	ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts

(1)	ABC Trust	Jane B. Doe, Trustee
(2)	Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts

(1)	John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2)	Estate of John B. Smith	John B. Smith, Jr., Executor

WASATCH FUNDS TRUST

Wasatch Strategic Income Fund

Wasatch World Innovators Fund

505 Wakara Way 3rd Floor

Salt Lake City, Utah 84108

QUESTIONS & ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: July 18, 2018

Question: What is this document and why did you send it to me?

Answer: At a meeting of the Board of Trustees (the “Board”) of Wasatch Funds Trust (the “Wasatch Trust”) held on March 15, 2018, the Board, including the disinterested trustees (the “Independent Trustees”), approved agreements and plans of reorganization (each a “Plan”) to reorganize Wasatch Strategic Income Fund and Wasatch World Innovators Fund (each an “Existing Fund” and together the “Existing Funds”), each a series of the Wasatch Trust, into Seven Canyons Strategic Income Fund and Seven Canyons World Innovators Fund (each a “New Fund and together the “New Funds”), respectively, each a newly created series of ALPS Series Trust (each such transaction, a “Reorganization”). The Existing Funds and New Funds are also referred to individually as a “Fund” and collectively, the “Funds.” Each Reorganization would result in the Existing Fund transitioning to a new fund family with a new investment adviser and different board of trustees.

You are receiving the attached document (the “Proxy Statement/Prospectus”) because you are a shareholder of one or more Existing Funds as of June 29, 2018 (the “Record Date”) and have the right to vote on the proposals described herein concerning your Existing Fund. The Proxy Statement/Prospectus contains information that shareholders of the Existing Funds should know before voting on the Reorganization of their respective Existing Fund and should be retained for future reference. The Proxy Statement/Prospectus is both the proxy statement of the Existing Funds and the prospectus for the shares of the New Funds.

Question: How are the Existing Funds proposed to be reorganized?

Answer: Each Plan contemplates the Reorganization of the respective Existing Fund into a corresponding New Fund as listed below.

Existing Funds	New Funds
Wasatch Strategic Income Fund	Seven Canyons Strategic Income Fund
Wasatch World Innovators Fund	Seven Canyons World Innovators Fund

Upon closing of a Reorganization of an Existing Fund, shareholders of the respective Existing Fund will receive shares of the corresponding New Fund listed above having the same total value as the Existing Fund shares surrendered by the shareholder on the date of the Reorganization. Holders of Investor Class shares or Institutional Class shares of an Existing Fund will receive the same class of shares of the corresponding New Fund.

If the Reorganization is approved for the Wasatch Strategic Income Fund, the Plan for such Existing Fund provides for: (i) the transfer of all the assets of the Wasatch Strategic Income Fund to the Seven Canyons Strategic Income Fund in exchange solely for Investor Class shares of beneficial interest of the Seven Canyons Strategic Income Fund and the assumption by the Seven Canyons Strategic Income Fund of all the liabilities of such Wasatch Strategic Income Fund; and (ii) the pro rata distribution of all the Investor Class shares of the Seven Canyons Strategic Income Fund to the holders of Investor Class shares of the Wasatch Strategic Income Fund in complete liquidation and termination of the Wasatch Strategic Income Fund.

If the Reorganization is approved for the Wasatch World Innovators Fund, the Plan for such Existing Fund provides for: (i) the transfer of all the assets of the Wasatch World Innovators Fund to the Seven Canyons World Innovators Fund in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Seven Canyons World Innovators Fund and the assumption by the Seven Canyons World Innovators Fund of all the liabilities of such Wasatch World Innovators Fund; and (ii) the pro rata distribution of all the Investor Class and Institutional Class shares of the Seven Canyons World Innovators Fund to the holders of Investor Class and Institutional Class shares of the Wasatch World Innovators Fund, respectively, in complete liquidation and termination of the Wasatch World Innovators Fund.

Please refer to the Proxy Statement/Prospectus for a detailed explanation of the proposed Reorganizations.

Question. Why have the Reorganizations of the Existing Funds into the New Funds been recommended?

Answer. Wasatch Advisors, Inc. (“Wasatch Advisors”), the investment adviser to the Existing Funds, and the Board of Trustees of the Wasatch Trust have recommended each Reorganization, in part, to provide shareholders of each Existing Fund with continuity of portfolio management in the corresponding New Fund, each of which features the same investment objective(s) and substantially similar principal investment strategies and principal risks as the applicable Existing Funds (except as noted below).

Mr. Samuel Stewart, the founder of Wasatch Advisors and the portfolio manager of the Wasatch Strategic Income Fund and co-portfolio manager of the Wasatch World Innovators Funds along with his son, Mr. Josh Stewart, co-portfolio manager of the Wasatch World Innovators Funds, have determined to join Seven Canyons Advisors LLC (“Seven Canyons Advisors”), a registered investment advisor recently created by members of the Stewart family. Seven Canyons Advisors will serve as investment adviser to the New Funds. As with the Existing Funds, Sam Stewart would serve as lead portfolio manager of the Seven Canyons Strategic Income Fund and a portfolio manager of the Seven Canyons World Innovators Fund, while Josh Stewart would serve as the lead portfolio manager of the Seven Canyons World Innovators Fund. Except for a fundamental investment restriction to concentrate in the securities of issuers in the group of industries comprising the financial services sector applicable only to the Wasatch Strategic Income Fund, the New Funds have the same investment objective(s) and substantially similar principal investment strategies as their corresponding Existing Funds.

Wasatch Advisors and the Board have recommended the Reorganizations taking into consideration, among other things, the fact that shareholders of each Existing Fund would have the opportunity to invest in a corresponding New Fund with the same investment objective(s) and substantially similar principal investment strategies (except as noted above), managed by the same portfolio manager(s) as the corresponding Existing Fund; the anticipated tax-free nature of the Reorganizations; and the contractual expense cap of each New Fund would be the same (and lower with respect to the Investor Class shares of the Seven Canyons World Innovators Fund) as the contractual expense limitations of the corresponding classes of the corresponding Existing Fund.

As a result, the projected total expense ratios after waivers and reimbursements of the classes of the New Funds are expected to be the same or lower than the total expense ratios after waivers and reimbursements of the corresponding classes of the Existing Funds. The New Funds’ expense caps will be in effect for at least two years following the completion of the Reorganization. Seven Canyons Advisors further would pay for all expenses in connection with the Reorganizations. The Board determined that each Reorganization would be in the best interests of the shareholders of the applicable Existing Fund, the interests of each Existing Fund’s existing shareholders would not be diluted as a result of its Reorganization and recommended that shareholders of each Existing Fund vote in favor of the Reorganization of their Existing Fund. For addition information, see “ Board Considerations of the Reorganizations” at page 32.

v

Question. Has the Board of the Wasatch Trust approved the Agreement and Plan of Reorganization for my Existing Fund?

Answer. Yes. After considering potential courses of action with respect to the management of the Existing Funds, the Board, including the Board’s Independent Trustees, determined that each Reorganization was in the best interests of the respective Existing Fund and its shareholders based upon factors, including among others:

• an analysis of the services and capabilities of Seven Canyons Advisors;

• the compatibility of the Existing and New Funds’ investment objectives, principal investment strategies and related risks;

• the consistency of portfolio management;

• the performance of the Existing Funds;

• the current fees and expenses of the Existing Funds compared to the expected fees and expenses of the New Funds, including the applicable contractual expense caps on each class of each New Fund;

• the anticipated federal income tax-free nature of the Reorganizations;

• the expected costs of the Reorganizations and that shareholders of the Existing Funds were not expected to bear the costs of the Reorganizations;

• the terms of the Reorganizations, including provisions designed to avoid dilution of the interests of shareholders of each Existing Fund;

• the effect of the Reorganizations on shareholder rights;

• information regarding the ALPS Series Trust and proposed new services providers;

• alternatives to the Reorganizations; and

• any potential benefits of the Reorganizations to the Wasatch Advisors and its affiliates as a result of the Reorganizations.

Question: How will the Reorganizations affect me as a shareholder?

Answer: If you are a shareholder of a particular class of shares of an Existing Fund, you will become a shareholder of the same class of shares of the corresponding New Fund. Upon the closing of a Reorganization, you will hold the number of full and fractional shares of the New Fund equal in value to the value of the corresponding class of shares of the corresponding Existing Fund that you held immediately prior to the closing of the Reorganization. The principal differences between each Existing Fund and the corresponding New Fund are described in the Proxy Statement/Prospectus. Further, the prospectus of the New Funds that accompanies this Proxy Statement/Prospectus contains additional information about the New Funds.

Question: How do the Funds’ Investment Objectives, Principal Investment Strategies and Principal Risks Compare?

The investment objective(s) each New Fund will be identical to the investment objective(s) of the corresponding Existing Fund, as listed below.

INVESTMENT OBJECTIVES

Wasatch Strategic Income Fund (Existing Fund) The Existing Fund’s primary investment objective is to capture current income. A secondary objective is long-term growth of capital.	Seven Canyons Strategic Income Fund (New Fund) The New Fund’s primary investment objective is to capture current income. A secondary objective is long-term growth of capital.
Wasatch World Innovators Fund (Existing Fund) The Existing Fund’s investment objective is long term capital growth.	Seven Canyons World Innovators Fund (New Fund) The New Fund’s investment objective is long term capital growth.

The principal investment strategies and principal risks of each New Fund are substantially similar to the principal investment strategies and principal risks of the corresponding Existing Fund, except that the Seven Canyons Strategic Income Fund will not (unlike the Wasatch Strategic Income Fund) have a fundamental investment limitation that requires it to concentrate in the securities of issuers in the group of industries comprising the financial services sector.

In addition, although the Wasatch World Innovators Fund may invest a significant portion of its assets in securities of companies tied economically to India and therefore Indian market and India region risk is a stated principal risk of such Fund, the Seven Canyons World Innovators Fund does not currently anticipate a significant portion of its assets to be invested in Indian securities and therefore will not include exposure to the Indian market or India region as a principal risk of such Fund.

As of the date hereof, neither Existing Fund anticipates selling or acquiring portfolio securities in connection with the Reorganizations.

Question: How do the Investment Advisers of the Funds Compare?

Answer: Seven Canyons Advisors, a newly created investment adviser, will be the investment adviser to the New Funds. Subject to the oversight of the board of trustees of the New Funds, Seven Canyons Advisors will furnish continuing investment supervision of the New Funds and will be responsible for the management of the New Funds’ portfolios. As of June 29, 2018, Seven Canyons Advisors had approximately $3.95 million in assets under management, all managed on a discretionary basis. Wasatch Advisors has been serving as the investment adviser to the Existing Funds since their inception. As of June 29, 2018, Wasatch Advisors has $17.24 billion in assets under management.

Question: Will the New Funds have different portfolio managers than their corresponding Existing Funds?

Answer: No. The portfolio manager(s) of each Existing Fund are the same as the portfolio manager(s) for the corresponding New Fund. Mr. Samuel Stewart is portfolio manager of the Wasatch Strategic Income Fund and will be the portfolio manager of the Seven Canyons Strategic Income Fund, and Mr. Samuel Stewart and Mr. Josh Stewart are co-portfolio managers of the Wasatch World Innovators Fund and will be the co-portfolio managers of the Seven Canyons World Innovators Fund. As noted above, as of the date hereof, neither Existing Fund anticipates selling or acquiring portfolio securities in connection with the Reorganizations.

Question: How do the Funds’ other service providers compare?

Answer. Each Fund’s prospectus and statement of additional information describe the services and other arrangements with its key service providers, including the administrator and accounting agent, transfer agent, custodian, distributor and auditor. The following table identifies the principal service providers that service the Existing Funds compared to the New Funds:

	Existing Funds, each a series of	New Funds, each a series of
Service Providers	Wasatch Funds Trust	ALPS Series Trust
Distributor & Principal Underwriter	ALPS Distributors, Inc.	No Change – ALPS Distributors, Inc.
Custodian	State Street Bank and Trust Company	No Change – State Street Bank and Trust Company
Transfer Agent & Dividend Disbursing Agent	UMB Fund Services, Inc.	Change – ALPS Fund Services, Inc
Accounting Agent	State Street Bank and Trust Company	Change – ALPS Fund Services, Inc.
Administrator	State Street Bank and Trust Company	Change – ALPS Fund Services, Inc.
Independent Accountants	PricewaterhouseCoopers LLP	Cohen & Company, Ltd.

Question: How are the Funds organized?

Answer. The Reorganizations will move the assets of each Existing Fund from Wasatch Funds Trust, a Massachusetts business trust, to the corresponding New Fund, each a series of ALPS Series Trust, a Delaware statutory trust. In conjunction therewith, the New Funds will operate under the supervision of a different board of trustees. Wasatch Trust is governed by its declaration of trust and by-laws and ALPS Series Trust is governed by its declaration of trust and by-laws. Both the Wasatch Strategic Income Fund and Seven Canyons Strategic Income Fund offer one class of shares designated the Investor Class shares. Both the Wasatch World Innovators Fund and Seven Canyons World Innovators Fund offer two classes of shares designated the Investor Class shares and Institutional Class shares. More discussion on the Delaware statutory trusts and Massachusetts business trusts, and about certain comparative features of the Funds’ governing documents, is set forth under “Forms of Organization” in the Proxy Statement/Prospectus.

Question: How will the Reorganizations impact fees and expenses?

Answer:

The following chart sets forth the contractual investment advisory fee rate of each Existing Fund and the corresponding New Fund. Advisory fees are based on a percentage of average daily net assets of the Fund. Each New Fund’s contractual investment advisory fee rate is identical to that of the corresponding Existing Fund.

No.	Existing Fund	Investment Advisory Fee Rate	New Fund	Investment Advisory Fee Rate
1.	Wasatch Strategic Income Fund	0.70%	Seven Canyons Strategic Income Fund	0.70%

2.	Wasatch World Innovators Fund	1.50%	Seven Canyons World Innovators Fund	1.50%

If the Reorganizations had taken place as of the date of the Fees and Expenses tables in the Proxy Statement/Prospectus (the “Fees and Expenses Table”), the gross annual fund operating expenses for the Investor Class shares of each New Fund would be expected to be higher than those of Investor Class shares of the corresponding Existing Fund, while the gross annual fund operating expenses for the Institutional Class shares of the Seven Canyons World Innovators Fund would be expected to be lower than those of the Institutional Class shares of the Wasatch World Innovators Fund. However, due to a contractual expense cap that will be in place following the Reorganization, the pro forma total net operating expenses of each New Fund following its Reorganization will be the same or lower than the net operating expenses of the corresponding Existing Fund for each applicable share class.

The net operating expenses of the New Funds are based on a contractual expense cap that will continue for two years following the respective Reorganization. More specifically, Seven Canyons Advisors has contractually agreed to waive fees and/or reimburse expenses of the Seven Canyons World Innovators Fund so that total annual operating expenses of the Fund do not exceed 1.75% (for Investor Class shares) and 1.55% (for Institutional Class shares) of average daily net assets for at least two years following the Reorganization. Seven Canyons Advisors has also contractually agreed to waive fees and/or reimburse expenses so that the total annual operating expenses of the Investor Class shares of Seven Canyons Strategic Income Fund do not exceed 0.95% of the Fund’s average daily net assets for at least two years following the Reorganization. The expense cap excludes interest, dividend expense on short sales/interest expense, acquired fund fees and expenses, taxes, brokerage commissions, other investment-related costs and extraordinary expenses.

The expense caps on the classes of each New Fund are the same or lower than the expense cap applicable to the corresponding class of the Existing Fund. Further, the expense cap agreement for each Existing Fund remains in effect until January 31, 2019 compared to at least two years following the respective Reorganization for each New Fund. If the respective expense cap is not renewed after its expiration, net operating expenses of the New Fund could increase depending upon, among other things, the size of the New Fund at that time. Under the expense cap agreement for the Existing Funds, Wasatch Advisors may recoup certain amounts previously paid. In this regard, Wasatch Advisors may be reimbursed previously waived or reimbursed amounts that it paid during a current fiscal year provided the annualized expenses are below its expense limit and the reimbursement does not cause the Fund’s expenses to exceed the expense cap. Wasatch Advisors may only recoup amounts it paid in a prior or current fiscal year during the term of the expense limitation agreement. Seven Canyons Advisors may recover the expenses it has borne under the expense cap agreement for up to three years after the date of which the fee and expense was reduced subject to certain conditions.

Pro forma amounts are estimated; actual operating expenses will vary based on asset size and other factors. See the section entitled “Comparison of Shareholder Fees and Annual Fund Operating Expenses” in the Proxy Statement/Prospectus for additional information.

Question: Will the Reorganizations result in any taxes?

Answer: The Reorganization of each Existing Fund into the corresponding New Fund is intended to qualify as a tax-free reorganization for federal income tax purposes. Neither the Existing Funds nor their shareholders are expected to recognize any gain or loss for federal income tax purposes as a direct result of the Reorganizations. Assuming that the parties comply with the terms of each applicable Plan and supply appropriate representation letters, Wasatch Trust and ALPS Series Trust will receive an opinion, based upon such representation letters and based upon certain assumptions, that the transaction is a tax-free reorganization under federal income tax laws. Shareholders should consult their tax advisor about possible state and local tax consequences of the Reorganizations, if any, because the information about tax consequences in this document relates to the federal income tax consequences of the Reorganizations only.

Question: Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganizations?

Answer: No sales loads, commissions or other transactional fees will be imposed on shareholders in connection with the Reorganizations.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal to approve the Reorganization of your Existing Fund can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote. Your vote is very important to us regardless of the number of shares you own.

Question: Who is paying for expenses related to the Special Meeting and the Reorganizations?

Answer: All expenses related to the Special Meeting and the Reorganizations (including expenses incurred in connection with the engagement of AST Fund Solutions, LLC, a proxy solicitation firm) will be paid by Seven Canyons Advisors. The approximate costs associated with the Reorganizations are estimated to be $320,000 (of which approximately $83,450 is projected to be attributable to fees of the proxy solicitor). Neither the Existing Funds nor the New Funds will bear such costs.

Question: What will happen if a Plan is not approved by shareholders?

Answer: If shareholders of an Existing Fund do not approve the applicable Plan, the Reorganization of such Fund will not take effect and the Board will consider such action as it deems to be in the best interests of such Existing Fund and its shareholders, including the possibility of continuing such Existing Fund within the Wasatch Trust.

Question: How do I vote my shares?

Answer: You can vote your shares by mail, telephone or internet by following the instructions on the enclosed Proxy Card. You may also vote your shares in person by personally attending the meeting on August 16, 2018 at the offices of Wasatch Funds Trust at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84108.

Question: Who do I call if I have questions?

Answer: If you have any questions about the Reorganizations, the Plans, this Proxy Statement/Prospectus or the Proxy Card, please do not hesitate to call 1-877-783-5524.

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COMBINED PROXY STATEMENT/PROSPECTUS

July 18, 2018

FOR THE REORGANIZATION OF

Wasatch Strategic Income Fund

and

Wasatch World Innovators Fund

(each a series of Wasatch Funds Trust)

505 Wakara Way, 3rd Floor

Salt Lake City, UT 84108

(801) 533-0777

IN EXCHANGE FOR SHARES OF

Seven Canyons Strategic Income Fund

and

Seven Canyons World Innovators Fund

(each a series of ALPS Series Trust)

1290 Broadway, Suite 1100

Denver, Colorado 80203

(303) 623-2577

This Combined Proxy Statement and Prospectus (the “Proxy Statement/Prospectus”) is being furnished to shareholders of Wasatch Strategic Income Fund and Wasatch World Innovators Fund (each, an “Existing Fund” and collectively, the “Existing Funds”), each a series of the Wasatch Funds Trust (the “Wasatch Trust”), a Massachusetts business trust and an open-end investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is related to the joint special meeting of shareholders of the Existing Funds to be held at 10:00 a.m. Mountain Time on August 16, 2018 at the offices of the Wasatch Trust at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84018 and at any and all adjournments and postponements thereof (the “Special Meeting”).

This Proxy Statement/Prospectus is provided in connection with the solicitation by the Board of Trustees of the Wasatch Trust (the “Wasatch Board of Trustees” or the “Wasatch Board”) of proxies to be voted at the Special Meeting. The purpose of the Special Meeting is to allow shareholders of each Existing Fund to consider and vote on an agreement and plan of reorganization (each a “Plan”) for the reorganization (each, a “Reorganization”) of their Existing Fund into a corresponding new series (each a “New Fund” and collectively, the “New Funds”), of the ALPS Series Trust, an open-end investment company registered under the 1940 Act. A copy of each Plan is attached as Appendix A to this Proxy Statement/Prospectus. The New Funds and the Existing Funds are referred to collectively as the “Funds” and each as a “Fund” in this Proxy Statement/Prospectus. The Wasatch Board of Trustees has determined that the Reorganization of each Existing Fund is in the best interests of such Existing Fund.

Under the Plan for the Wasatch Strategic Income Fund, the Wasatch Strategic Income Fund will transfer all of its assets to the Seven Canyons Strategic Income Fund, a series of the ALPS Series Trust, in exchange solely for Investor Class shares of beneficial interest of the Seven Canyons Strategic Income Fund and the assumption by such New Fund of all the liabilities of the Wasatch Strategic Income Fund. The Plan further provides that the Wasatch Strategic Income Fund will then distribute the shares of such New Fund received pro rata to its shareholders and then terminate.

Similarly, under the Plan for the Wasatch World Innovators Fund, the Wasatch World Innovators Fund will transfer all of its assets to the Seven Canyons World Innovators Fund, a series of the ALPS Series Trust, in exchange solely for Investor Class and Institutional Class shares of beneficial interest of the Seven Canyons World Innovators Fund and the assumption by such New Fund of all the liabilities of the Wasatch World Innovators Fund. The Plan further provides that the Wasatch World Innovators Fund will then distribute the Investor Class and Institutional Class shares of such New Fund received pro rata to its holders of Investor Class and Institutional Class shares, respectively, and then terminate.

If shareholders approve the Reorganization of their Existing Fund and the Reorganization is completed, each Existing Fund shareholder will receive the same number of shares with the same total value as the number of shares and total value of shares of the Existing Fund held by such shareholder immediately prior to the Reorganization in the Existing Fund. Holders of a class in an Existing Fund will receive the same class of shares in the corresponding New Fund.

This Proxy Statement/Prospectus contains information you should know before voting on the Reorganization of your Existing Fund and investing in the corresponding New Fund. It is both the Existing Funds’ proxy statement and the prospectus for the New Funds. Please read this Proxy Statement/Prospectus carefully and keep it for future reference. In addition, a current prospectus of the New Funds accompanies this Proxy Statement/Prospectus for your review.

This Proxy Statement/Prospectus will be first mailed on or about July 18, 2018 to shareholders of record of the Existing Funds as of June 29, 2018 (the “Record Date”). Shareholders of record as of the close of business on the Record Date are entitled to vote at the Special Meeting.

The following documents containing additional information about the Existing Funds and the New Funds have been filed with the U.S. Securities and Exchange Commission (the “SEC”) and are incorporated by reference into (legally considered part of) this Proxy Statement/Prospectus:

•	The Prospectus and Statement of Additional Information relating to Investor Class shares for each Existing Fund dated January 31, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to the Existing Funds (File Nos. 811-04920 and 033-10451) (hereafter, the “Wasatch Investor Class Prospectus” and “Wasatch Investor Class SAI” respectively); and

•	The Prospectus and Statement of Additional Information relating to Institutional Class shares of the Wasatch World Innovators Fund dated January 31, 2018, as supplemented through the date of this Proxy Statement/Prospectus, only insofar as it relates to such Existing Fund (File Nos. File Nos. 811-04920 and 033-10451) (hereafter, the “Wasatch Institutional Class Prospectus” and “Wasatch Institutional Class SAI” respectively); and

•	The Report of the Independent Registered Public Accounting Firm for and audited financial statements of the Existing Funds contained in the Existing Funds’ Annual Report only insofar as they relate to the Existing Funds for the fiscal year ended September 30, 2017 (File No. 811-04920); and

•	The financial statements contained in the Existing Fund’s Semi-Annual Report, only insofar as they relate to the Existing Funds for the six-months ended March 31, 2018 (File No 811-04920); and

•	The Prospectus and Statement of Additional Information for each New Fund dated July 16, 2018 (File Nos. 811-22747 and 333-183945) (hereafter, the “New Funds Prospectus” and “New Funds SAI” respectively); and

•	The Statement of Additional Information related to the Reorganizations, dated July 18, 2018 (the “Reorganization SAI”).

No other parts of the Existing Funds’ Annual or Semi-Annual Reports are incorporated by reference. Copies of these materials and other information about ALPS Series Trust and the Reorganization SAI, are available upon request and without charge by writing to the New Funds at: c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80201, by calling 833-7-CANYON (833-722-6966) or by going to the New Funds website at www.sevencanyonadvisors.com. Copies of the materials and other information about the Existing Funds (including the Reorganization SAI) are available upon request and without charge by writing to the Existing Funds at: P.O. Box 2172, Milwaukee, WI, by calling 800-551-1700 or by going to the Existing Funds’ website at www.wasatchfunds.com.

The SEC has not approved or disapproved the New Funds’ shares to be issued in the Reorganizations nor has it passed on the accuracy or adequacy of this Proxy Statement/Prospectus. Any representation to the contrary is a criminal offense.

Table of Contents

SYNOPSIS	5
Comparison of Investment Objectives and Principal Investment Strategies	7
Comparison of Fundamental and Non-Fundamental Policies	10
Comparison of Distribution, Purchase, Redemption, and Exchange Procedures	12
Comparison of Shareholder Fees and Annual Fund Operating Expenses	15
Comparison of Expense Limitations	20
Risk Factors - Comparison of Principal Risks	20
Capitalization	30
INFORMATION ABOUT THE REORGANIZATION	31
Reasons for the Reorganization.	31
Board Considerations of the Reorganizations	32
Federal Income Tax Consequences.	38
ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS	40
VOTING INFORMATION	53
INFORMATION ABOUT THE EXISTING FUND AND NEW FUND	54
Appendix A Forms of Agreement & Plans of Reorganization	A-1
Appendix B Shareholder Information for the Existing Funds	B-1
Appendix C Financial Highlights	C-1

SYNOPSIS

The following is a summary of, and should be read in conjunction with, the more complete information appearing later in this Proxy Statement/Prospectus and the information attached hereto or incorporated herein, including the form of Agreement and Plan of Reorganization for each Existing Fund attached hereto as Appendix A. You should read carefully the entire Proxy Statement/Prospectus together with the applicable New Fund’s prospectus, which accompanies this Proxy Statement/Prospectus and is incorporated herein by reference. See the section entitled “Comparison of Investment Objectives and Principal Investment Strategies” for a comparison of investment objectives and policies, and the section entitled “Comparison of Shareholder Fees and Annual Fund Operating Expenses” for a comparison of fees and expenses. This Proxy Statement/Prospectus constitutes an offering of Investor Class shares of the Seven Canyons Strategic Income Fund and Investor Class and Institutional Class shares of the Seven Canyons World Innovators Fund. This Proxy Statement/Prospectus is also being used by the Existing Funds to solicit proxies to vote at the Special Meeting.

Background

Wasatch Advisors, Inc. (“Wasatch Advisors”) serves as investment adviser to each of the Existing Funds. Seven Canyons Advisors LLC (“Seven Canyons Advisors”) serves as the investment adviser to each of the New Funds. Wasatch Advisors has proposed the Reorganization of each Existing Fund into the corresponding New Fund, in part, to provide shareholders of the Existing Funds with continuity of portfolio management in the New Funds, each of which features the same investment objective(s) and substantially similar principal investment strategies and principal risks (subject to certain exceptions). Each New Fund was created solely for the purpose of acquiring and carrying on the business of the applicable Existing Fund and will not engage in any operations prior to the Reorganization other than in connection with organizational activities.

The Reorganizations

This Proxy Statement/Prospectus is being furnished to shareholders of each Existing Fund in connection with the proposed combination of each Existing Fund into the corresponding New Fund pursuant to the terms and conditions of separate Agreements and Plans of Reorganization entered into by (i) the ALPS Series Trust, on behalf of the applicable New Fund, (ii) Wasatch Funds Trust, on behalf of the applicable Existing Fund and (iii) Seven Canyons Advisors (each a “Plan”)

The Plan for the Wasatch Strategic Income Fund provides for (i) the transfer of all its assets to its corresponding New Fund (i.e., the Seven Canyons Strategic Income Fund) in exchange solely for Investor Class shares of beneficial interest, no par value, of such New Fund and the assumption by the New Fund of all the liabilities of Wasatch Strategic Income Fund; and (ii) the pro rata distribution of all the Investor Class Shares of the New Fund to the Investor Class shareholders of the Wasatch Strategic Income Fund in complete liquidation and termination of the Wasatch Strategic Income Fund. The Wasatch Strategic Income Fund and Seven Canyons Strategic Income Fund are each a “Strategic Income Fund” and collectively, the “Strategic Income Funds.”

The Plan for the Wasatch World Innovators Fund provides for (i) the transfer all of its assets to its corresponding New Fund (i.e., the Seven Canyons World Innovators Fund), in exchange solely for Investor Class and Institutional Class shares of beneficial interest, no par value, of such New Fund and the assumption by the New Fund of all the liabilities of the Wasatch World Innovators Fund; and (ii) the pro rata distribution of all the Investor Class and Institutional Class shares of the New Fund to Investor Class and Institutional Class shareholders of Wasatch World Innovators Fund, respectively, in complete liquidation and termination of the Wasatch World Innovators Fund. The Wasatch World Innovators Fund and Seven Canyons World Innovators Fund are each a “World Innovator Fund” and collectively the “World Innovators Funds.”

If shareholders of an Existing Fund approve the applicable Plan and the Reorganization is completed, shareholders of that Existing Fund will become shareholders of the corresponding New Fund, whether or not the other Reorganization is completed. The Reorganization, if approved by shareholders, is expected to be completed immediately before the opening of business (8:00 a.m. Eastern Time) on August 20, 2018, or such other date as agreed to by the parties (the “Closing Date”).

The Reorganization is expected to be a tax-free reorganization for federal income tax purposes under Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”). For information on the tax consequences of the Reorganization, see the section titled “Information about the Reorganization – Federal Income Tax Consequences” in this Proxy Statement/Prospectus.

The Wasatch Board of Trustees has fixed the close of business on June 29, 2018 as the record date for the determination of shareholders entitled to receive notice of and to vote at the Special Meeting and any adjournments thereof. The Wasatch Board of Trustees has determined that the Reorganization of each Existing Fund is in the best interests of the applicable Existing Fund and its shareholders and that the interests of shareholders of the Existing Funds will not be diluted as a result of the Reorganizations. The Wasatch Board of Trustees, including the disinterested trustees (the “Independent Trustees”) approved each Reorganization and each Plan at a meeting on March 15, 2018.

The Wasatch Board of Trustees is asking shareholders of each Existing Fund to approve the Reorganization for its Existing Fund at the Special Meeting to be held on August 16, 2018. Approval of the Reorganization for the applicable Existing Fund requires the affirmative vote of the holders of a majority of the outstanding voting shares of the respective Existing Fund, as such term is defined under the 1940 Act, which means the lesser of (i) 67% of the shares of such Existing Fund represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares of such Existing Fund. The Wasatch Board of Trustees recommends a vote “FOR” each Reorganization.

Seven Canyons Advisors will bear the costs of the Reorganizations which are estimated to be approximately $320,000 (of which approximately $83,450 is projected to be attributable to fees of the proxy solicitor.

If a Reorganization of an Existing Fund is not approved, the Wasatch Board of Trustees will take such action as it deems to be in the best interests of that Existing Fund, including continuing to operate the Fund as a series of the Wasatch Trust, liquidating the Fund or other options the Wasatch Board of Trustees may consider. With respect to each Reorganization, the Closing Date may be delayed and the Reorganization, in relevant part, may be abandoned at any time by the mutual agreement of the parties. In addition, with respect to each Reorganization, either participating Fund may at its option terminate the applicable Plan at or before the closing due to (i) a material breach by the other Fund of any representation, warranty, or agreement contained in the Plan to be performed at or before the closing, if not cured within 30 days of written notice to the breaching party and prior to the closing date, (ii) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or (iii) a determination of the board of trustees of the New Funds or the Wasatch Board of Trustees of the Existing Funds that the consummation of the transactions contemplated therein is not in the best interests of the New Fund or Existing Fund, respectively.

The Reorganization of the Existing Funds into the New Funds are not contingent on each other, and it is possible that the Reorganization of one Existing Fund into the New Fund takes place but the Reorganization of the other Target Fund into its corresponding New Fund does not.

Comparison of Investment Objectives and Principal Investment Strategies

Each New Fund has identical investment objective(s) to its corresponding Existing Fund, and each New Fund’s principal investment strategies and principal risks are substantially similar to those of its corresponding Existing Fund, with certain exceptions as noted in the tables below. The investment objective(s) of the New Funds and Existing Funds may be changed without shareholder vote. Each New Fund has been created as a new series of ALPS Series Trust solely for the purpose of acquiring the corresponding Existing Fund’s assets and continuing its investment business and will not engage in any operations prior to the Reorganization other than in connection with its organizational activities.

Existing Fund	Investment Objective	New Fund	Investment Objective
Wasatch Strategic Income Fund	The Fund’s primary investment objective is to capture current income. A secondary objective is long-term growth of capital.	Seven Canyons Strategic Income Fund	Identical investment objectives.
Wasatch World Innovators Fund	The Fund’s investment objective is long-term growth of capital.	Seven Canyons World Innovators Fund	Identical investment objective.

Comparison of Principal Investment Strategies for the Wasatch Strategic Income Fund and the Seven Canyons Strategic Income Fund

The Funds have the same principal investment strategies except as described below:

Wasatch Strategic Income Fund Principal Investment Strategies	Seven Canyons Strategic Income Fund Principal Investment Strategies
Eligible Investments:
Under normal market conditions, the Fund’s adviser will invest the Fund’s assets primarily in income-producing domestic and foreign securities, including equity securities and fixed-income securities of companies of all market capitalizations. The Fund is not managed as a balanced portfolio. At times, one type of security may make up a substantial portion of the Fund, while other types may have minimal or no representation.	Same
Foreign Securities:
The Fund may invest its assets in securities issued by foreign companies in developed countries without limit. To a lesser extent, the Fund may invest in foreign companies in emerging and frontier markets. Securities issued by companies incorporated outside the United States whose securities are principally traded in the United States are not defined as foreign companies.	Same
Industry Concentration:
In the search for investments, the Fund’s adviser maintains the flexibility to invest in companies from a variety of industries. The Fund, however, does have a concentration in the financials sector — meaning that at least 25% of the Fund’s total assets will be invested in securities of issuers in the group of industries in the financials sector. For both domestic and foreign securities, the Fund’s adviser defines the group of industries comprising the financials sector to include, among others, Banks (Commercial Banks, Thrifts and Mortgage Finance), Diversified Financial Companies (Diversified Financial Services, Consumer Finance, Capital Markets), Finance Companies, Financial Data Processing Services and Systems, Finance Companies (Small Loan), Financial Information Services, Insurance Companies (Life, Multi-Line, Property-Casualty), Investment Management Companies, Real Estate Companies (Real Estate Investment Trusts (REITs), Real Estate Management and Development Companies), Rental and Leasing Services (Commercial), Savings and Loans, and Securities Brokerage and Services.	Different. The Fund will not have a concentration in the financial services sector. As a fundamental investment policy, the Fund will not invest more than 25% of total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry. However, as of the date hereof, the Fund does not expect any sales of portfolio securities in connection with the Reorganization, notwithstanding this difference.

Sector Weightings:

The Fund may invest a large percentage of its assets in a few sectors. The current list of recognized sectors includes consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities.

Same
Investment Company Investments:
The Fund may invest in investment companies, including exchange-traded funds (ETFs).	Same
Short Sales:
The Fund may make short sales of securities, and may also use derivatives such as put and call options and futures contracts for hedging and non-hedging purposes. The Fund may write put and call options subject to applicable law and SEC guidelines.	Same
Investment Process:

In the selection of equity securities, the Fund’s adviser uses “bottom-up” fundamental analysis to identify individual companies with attractive, sustainable dividend yields or the potential for dividend growth. In certain situations, the Fund may acquire non-income producing securities if the Fund’s adviser believes the company has the potential to pay dividends in the future. The analysis may include studying a company’s financial statements, building proprietary financial models, visiting company facilities, and meeting with executive management, suppliers and customers.

Characteristics the Fund’s adviser considers when investing in a company’s equity securities generally include:

• Attractive, sustainable dividend yields or the potential for dividend growth.

• Experienced top management.

• Sustainable competitive advantage.

• Stable demand for products and services.

• Ability to capitalize on favorable long-term trends.

Same

Fixed-Income Securities:

The Fund’s investments in fixed-income securities may include domestic and foreign corporate bonds with a variety of maturities (e.g., long-term, intermediate or short-term) and credit qualities (e.g., investment grade or non-investment grade). At certain times the Fund may emphasize one particular maturity or credit quality. The Fund may invest in non-investment grade securities without limitation. The Fund may also invest in U.S. Treasury securities and the debt obligations of foreign governments.

Characteristics the Fund’s adviser considers when investing in fixed-income securities generally include:

• Rates of current income.

• Credit quality of the issuer.

• Maturity, duration and other characteristics of the obligation.

Same

Comparison of Principal Investment Strategies for the Wasatch World Innovators Fund and the Seven Canyons World Innovators Fund

Wasatch World Innovators Fund Principal Investment Strategies	Seven Canyons World Innovators Fund Principal Investment Strategies
Eligible Investments:

The Fund invests primarily in domestic and foreign growth companies that the Fund’s adviser believes are innovators in their respective sectors or industries.

Modern innovative companies have global business models that are less dependent upon their place of domicile, the location of their headquarters, or the exchange on which their stocks are listed. Under normal market conditions, the Fund will typically be invested in at least three developed countries, including the U.S.

Same
Non-U.S. Exposure:
Under normal market conditions, the Fund’s adviser expects that a significant portion of the Fund’s assets will be invested in equity securities of companies that have significant non-U.S. economic risk exposure. The Fund’s adviser will consider a company to have significant non-U.S. economic risk exposure if, at the time of purchase, it has at least 50% of its assets outside the U.S., or if at least 50% of its revenues or profits are from goods produced or sold, investments made, or services performed outside the U.S. The Fund may invest a significant portion of its total assets in companies domiciled in foreign countries (under normal market conditions, at least 40% of its assets outside the United States, or if conditions are not favorable, 30% of its assets outside the United States).

Substantially similar principal strategy. Under normal market conditions, the Seven Canyons World Innovators Fund will invest at least 40% of its assets (30% if conditions are not favorable) in equity securities of companies tied economically to countries other than the United States (which it regards as companies with at least 50% of its assets outside the U.S., or with at least 50% of revenues or profits from goods produced or sold, investments made, or services performed outside the U.S.). Despite this difference in the description of the non-U.S. investment strategy, there is not expected to be any material difference in the practical manner in which the Seven Canyons World Innovators Fund is managed in this regard from that of the Wasatch World Innovators Fund.

Emerging and Frontier Markets:
The Fund may invest in securities issued by companies domiciled in emerging and frontier markets without limitation.	Same
Market Capitalization/Small to Mid-size Companies:
The Fund’s adviser will use a process of “bottom-up” fundamental analysis to invest in companies of any size. However, because innovative companies are rapidly evolving, the Fund’s adviser expects to invest a significant portion of the Fund’s assets in early stage companies and small- to mid-size companies with market capitalizations of less than US$5 billion at the time of purchase.	Same
Investment Process:
The Fund’s adviser has defined two broad categories that it believes are critical to identifying companies with outstanding investment potential. The first is companies that possess valuable intellectual property. The second is companies that are innovators in their respective sectors or industries.	Same
Sector Weightings:
The Fund may invest a large percentage of its assets in a few sectors. The current list of recognized sectors includes consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities.	Same

Comparison of Fundamental and Non-Fundamental Policies

The Existing Funds and New Funds have adopted the same fundamental investment policies except for the concentration policy in the financial services sector of the Wasatch Strategic Income Fund, as noted below. Fundamental investment policies may not be changed without the approval of the holders of a majority of the outstanding voting shares of the respective Fund (which for purposes of the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares).

Existing Funds’ Fundamental Policies	New Funds’ Fundamental Policies
The Existing Funds may not:	The New Funds may not:
Purchase or sell real estate, provided that the Existing Funds may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.	Identical fundamental policy.
Purchase or sell physical commodities (including, by way of example and not by way of limitation, grains, oilseeds, livestock, meat, food, fiber, metals, petroleum, petroleum-based products or natural gas) or futures or options contracts with respect to physical commodities. This restriction shall not restrict the Existing Funds from purchasing or selling any financial contracts or instruments which may be deemed commodities (including, by way of example and not by way of limitation, options, futures, and options on futures with respect, in each case, to interest rates, currencies, stock indexes, bond indexes or interest rate indexes) or any security which is collateralized or otherwise backed by physical commodities.	Identical fundamental policy.

Make loans to other persons, except that each Existing Fund may lend portfolio securities representing up to one-third of the value of its total assets. (The Existing Funds, however, may purchase and hold debt instruments and enter into repurchase agreements in accordance with their investment objectives and policies.)	Identical fundamental policy.
Underwrite securities of other issuers except insofar as the Existing Funds may be deemed an underwriter under the Securities Act of 1933 in selling portfolio securities.	Identical fundamental policy.
Invest more than 25% of total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry except that the Wasatch Strategic Income Fund will concentrate in securities of issuers in the group of industries in the financial services sector.	Different fundamental policy. The New Funds may not invest more than 25% of total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry.* The Seven Canyons Strategic Income Fund therefore does not concentrate in securities of issuers in the group of industries in the financial services sector.
Borrow money, except as permitted under the 1940 Act as interpreted or modified from time to time by any regulatory authority having jurisdiction.	Identical fundamental policy.
Issue senior securities, except as permitted under the 1940 Act, as interpreted or modified from time to time by any regulatory authority having jurisdiction.	Identical fundamental policy.

*	In addition, each New Fund clarifies that it may use certain classification titles, standards and systems from time to time as it determines to be in the best interests of shareholders. The use of any particular classification system is not a fundamental policy.

In addition to the fundamental policies described above, the Funds are subject to certain non-fundamental investment policies, which may be changed by the Fund’s board of trustees without shareholder approval. The New Funds are both subject to identical non-fundamental investment policies as the corresponding Existing Fund.

Existing Funds’ Non-Fundamental Policies	New Funds’ Non-Fundamental Policies
The Existing Funds may not:	The New Funds may not:
Make investments for the purpose of exercising control or management.	Identical non-fundamental policy.
Invest in other investment companies except to the extent permitted by 1940 Act, rules and regulations thereunder, and any exemptive relief granted by the SEC pursuant to which the Fund can rely.	Identical non-fundamental policy.
Invest more than 15% of its net assets in all forms of illiquid investments, as determined pursuant to applicable SEC rules and interpretations.	Identical non-fundamental policy.
Purchase or sell interests in oil, gas or other mineral exploration or development programs, although it may invest in the securities of issuers which invest in or sponsor such programs.	Identical non-fundamental policy.

Invest more than 10% of its total assets (taken at market value at the time of each investment) in Special Situations, i.e., companies in the process of reorganization or buy-out).	Identical non-fundamental policy.
Engage in short sales of securities when these transactions would cause the market value of all of a Fund’s securities sold short to exceed 15% of its net assets. Short sales against the box are not subject to this limitation.	Identical non-fundamental policy.
Purchase securities on margin, except that the Fund may obtain such short-term credit as may be necessary for the clearance of transactions.	Identical non-fundamental policy.

Comparison of Distribution, Purchase, Redemption, and Exchange Procedures

Distribution. ALPS Distributors, Inc., 1290 Broadway, Suite 1100, Denver, Colorado, 80203, serves as distributor to the Existing Funds and will also serve as the New Funds’ exclusive agent for the distribution of the New Funds’ shares. ALPS Distributors, Inc. may sell the New Funds’ shares to or through qualified securities dealers or others. Both Wasatch Strategic Income Fund and Seven Canyons Strategic Income Fund offer one class of shares designated Investor Class shares, and both Wasatch World Innovators Fund and Seven Canyons World Innovators Fund offer two classes of shares, designated Investor Class and Institutional Class shares.

Minimum Initial and Subsequent Investment Amounts. The New Funds will offer the same investment minimums and subsequent investment minimums for their classes of shares as the Existing Funds. These minimums are:

Strategic Income Funds (Investor Class):

Initial Investment Minimum

Type of Account
New Account	$2,000
New Accounts with Automatic Investment Plan	$1,000
Individual Retirement Accounts (IRAs)	$2,000
Coverdell Education Savings Accounts	$1,000

Subsequent Purchases Minimum

Type of Account
Regular Accounts and IRAs	$100
Automatic Investment Plan	$50 per month and/or $100 per quarter

World Innovators Funds (Investor Class and Institutional Class):

Initial Investment Minimums

Type of Account	Investor Class	Institutional Class
New Account	$2,000	$100,000
New Accounts with Automatic Investment Plan	$1,000	N/A
Individual Retirement Accounts (IRAs)	$2,000	$100,000
Coverdell Education Savings Accounts	$1,000	N/A

Subsequent Purchases Minimum

Type of Account	Investor Class	Institutional Class
Regular Accounts and IRAs	$100	$5,000
Automatic Investment Plan	$50 per month and/or $100 per quarter	N/A

The New Funds will waive the investment minimums for shares issued pursuant to the Reorganizations.

Purchasing Shares. Shares for both the Existing Funds and the New Funds may be purchased by mail, by phone, by wire, or from your dealer, financial advisor or other financial intermediary. Shares of the Existing Funds can also be purchased online for existing accounts. Please see the Wasatch Investor Class Prospectus and Wasatch Institutional Class Prospectus, as applicable, each of which is incorporated by reference into this Proxy Statement/Prospectus, for additional information about purchasing of shares of such Existing Funds. See also the New Funds’ prospectus, which is incorporated by reference into this Proxy Statement/Prospectus, for additional information about purchasing of shares of such New Funds.

Both the Existing Funds and the New Funds generally permit purchases only in U.S. dollars drawn from U.S. financial institutions, and do not accept cash, money orders, credit cards, or payments in foreign currencies. With respect to the New Funds, you may contact the New Fund to request a purchase of shares using securities you own, though the New Funds reserve the right to refuse or accept such requests in whole or in part.

Premier Services. Shareholders of the Existing Funds who purchase shares directly through Wasatch Trust and maintain account balances above certain thresholds may qualify for additional benefits and services as members of Wasatch Premier Services. Benefits start at combined account balances of $100,000, improve at a level of $250,000 and reach the highest at a level of $500,000 or more. Some of the benefits may include: (i) use of an exclusive Toll Free number for direct access to an experienced shareholder services team member; (ii) exemptions for certain account and maintenance fees; (iii) priority notification of new or reopened Wasatch Trust funds; (iv) access to quarterly comments from Wasatch portfolio managers; (v) choice of monthly or quarterly statements; and (vi) access to closed funds.

There is presently no corresponding program for the New Funds.

Redeeming Shares. You may redeem shares of the Existing Funds and New Funds on any business day on which the NYSE is open. The Existing Funds and the New Funds both allow for redemption payments in the form of check or federal wire transfer. For both the Existing Funds and the New Funds, redemption requests may be made by mail, telephone, or via the internet.

For the Existing Funds, redemptions may be made in amounts of $500 up to $100,000 (with respect to Investor Class shares) and $5,000 up to $100,000 (with respect to Institutional Class shares) (including for corporate accounts) online or by telephone. Redemption requests for over $100,000 must be made in writing, and a Medallion signature guarantee is required. In addition, redemption requests from corporations, executors, administrators, trustees and guardians may require additional documentation and a Medallion signature guarantee.

For the New Funds, a written redemption request for over $50,000 must be accompanied by a Medallion signature guarantee, and the New Funds may require additional documentation to help protect against fraud.

Both the Existing Funds and New Funds will deduct a fee of 2.00% from redemption proceeds on Fund shares held 60 days or less, subject to the same exceptions. Please see the Wasatch Investor Class Prospectus and Wasatch Institutional Class Prospectus, as applicable, for additional information about redeeming Existing Fund shares. See also the New Funds’ Prospectus for additional information about redeeming New Fund shares.

The Existing Funds reserve the right to redeem shares held in any account if the balance falls below $500 (with respect to Investor Class shares, and unless the account has an automatic investment plan), or $100,000 (with respect to Institutional Class shares). The New Funds may impose mandatory redemption on accounts that fall below $1,000 (or $100 for Coverdell accounts).

Systematic Withdrawals. The Existing Funds permit Investor Class shareholders to establish systematic (i.e. automatic) withdrawals of $50 or more on a monthly, quarterly, semi-annual, or annual basis, provided that the shareholder has an account balance of at least $5,000 at the time. The New Funds likewise allow systematic withdrawals of $50 or more, though only on a monthly, quarterly, or annual basis, and provided that the shareholder has an account balance of at least $10,000 at the time of participation in the systematic withdrawal plan. For both Existing Funds and New Funds, if the account balance is below the systematic withdrawal amount, the entire balance will be distributed and the plan will be discontinued.

Exchanging Shares. The Existing Funds permit shareholders to exchange Existing Fund shares for shares of the same class of other Wasatch Funds. The Existing Funds also permit shares of a class held by a shareholder who is eligible to hold shares of another class of the same or another Wasatch fund to exchange such shares for shares of the other class on the basis of relative NAV of the class held and to be purchased. The New Funds will permit shareholders to exchange shares of the Seven Canyons Strategic Income Fund or the Seven Canyons World Innovators Fund for same class shares of the other Seven Canyons New Fund. For the New Funds,you may transfer between classes of a fund (e.g. between Institutional and Investor Class shares of the Seven Canyons World Innovators Fund) if you meet the minimum investment requirements for the class into which you would like to transfer.

In addition, the Existing Funds permit the exchange of all or a portion of an account for Automated Class shares of the Federated Prime Cash Obligations Fund (the “Money Market Fund”), which is managed by Federated Investment Management Company and invests in a diversified portfolio of money market instruments. The Money Market Fund is made available to shareholders of the Wasatch Funds who maintain direct accounts with the Existing Funds and who meet the eligibility requirements and investment minimum for the respective class of the Money Market Fund. Shareholders may also exchange Money Market Fund shares to purchase shares of Wasatch Trust funds but not for shares of Wasatch Trust funds that are closed to new investors and existing shareholders.

The New Funds do not offer a corresponding exchange program with respect to shares of a comparable money market fund.

Conversion of Shares. Institutional Class shares of the Wasatch World Innovators Fund held by a shareholder who is no longer eligible to hold such shares may be converted, at the discretion of the Wasatch World Innovators Fund, to shares of a class in which that shareholder is eligible (in this case, Investor Class shares) on the basis of the relative net asset value of the class held and the conversion class.

For a complete description of the purchase, redemption, and exchange options and procedures of the Existing Funds and the New Funds, see the Wasatch Investor Class Prospectus, Wasatch Institutional Class Prospectus, and New Funds Prospectus, respectively.

Comparison of Shareholder Fees and Annual Fund Operating Expenses

The following tables describe the fees and expenses that you may pay if you buy and hold shares of an Existing Fund and the pro forma fees and expenses of the corresponding New Fund assuming the respective Reorganization takes place. These fees and expenses of the Existing Funds are based on expenses incurred by the Existing Fund during its most recently completed fiscal year. The pro forma fees and expenses of the New Funds are estimated assuming the applicable Reorganization occured as of August 17, 2018. Actual fees and expenses of the New Funds may differ.

The Wasatch Strategic Income Fund and the Seven Canyons Strategic Income Fund offer one class of shares: Investor Class, sold at net asset value, without an initial sales charge. The Wasatch World Innovators Fund and the Seven Canyons World Innovators Fund offer two classes of shares each sold at net asset value, without an initial sales charge, designated Investor Class and Institutional Class shares.

Strategic Income Funds

Investor Class Shares

Shareholder Fees (fees paid directly from your investment)

	Wasatch Strategic Income Fund Investor Class Shares	Seven Canyons Strategic Income Fund Investor Class Shares (pro forma)
Maximum Sales Charge (Load) Imposed on Purchases	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Than 60 Days (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Wasatch Strategic Income Fund Investor Class Shares	Seven Canyons Strategic Income Fund Investor Class Shares (pro forma)
Management Fees	0.70%	0.70%
Distribution and Service (12b-1) Fees	None	None
Total Other Expenses
Other Expenses	0.40%	0.61%[1]
Acquired Fund Fees and Expenses[2]	0.48%	0.48%
Total Annual Fund Operating Expenses	1.58%	1.79%
Fee Waivers and Expense Reimbursements	(0.15)%	(0.36)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.43%[3]	1.43%[4]

1.	The Seven Canyon’s Strategic Income Fund’s “Total Other Expenses” have been estimated based on contractual arrangements with the New Fund’s current service providers.

2.	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

3.	Wasatch Advisors has contractually agreed to reimburse the Investor Class shares of the Wasatch Strategic Income Fund for Total Annual Fund Operating Expenses in excess of 0.95% of average daily net assets until at least January 31, 2019 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Wasatch Board is the only party that can terminate the contractual limitation prior to the contract’s expiration. Wasatch Advisors can rescind the contractual limitation on expenses at any time after its expiration date.

4.	Seven Canyons Advisors has contractually agreed to limit the amount of the Seven Canyons Strategic Income Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 0.95% of the Fund’s average daily net assets. This agreement is in effect through August 31, 2020, may only be terminated before then by the board of trustees of the ALPS Series Trust (the “ALPS Board”), and is reevaluated on an annual basis. With respect to the New Fund, the Seven Canyons Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the Fund’s expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time Seven Canyons Advisors waives or limits the expenses or (2) the contractual expense limit in effect at the time Seven Canyon Advisors seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

World Innovators Funds:

Investor Class Shares

Shareholder Fees (fees paid directly from your investment)

	Wasatch World Innovators Fund Investor Class Shares	Seven Canyons World Innovators Fund Investor Class Shares (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Than 60 Days (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Wasatch World Innovators Fund Investor Class Shares	Seven Canyons World Innovators Fund Investor Class Shares (Pro Forma)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	None	None
Total Other Expenses
Other Expenses	0.33%	0.44%[1]
Total Annual Fund Operating Expenses	1.83%	1.94%
Fee Waivers and Expense Reimbursements	None	(0.19)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.83%[2]	1.75%[3]

1.	The Seven Canyons World Innovators Fund’s “Total Other Expenses” have been estimated based on contractual arrangements with the New Fund’s current service providers.

2.	Wasatch Advisors has contractually agreed to reimburse the Investor Class shares of the Wasatch World Innovators Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets until at least January 31, 2019 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Wasatch Board is the only party that can terminate the contractual limitation prior to the contract’s expiration. Wasatch Advisors can rescind the contractual limitation on expenses at any time after its expiration date.

3.	Seven Canyons Advisors has contractually agreed, with respect to Investor Class shares, to limit the amount of the Seven Canyons World Innovators Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 1.75% of the Fund’s average daily net assets for Investor Class shares. This agreement is in effect through August 31, 2020, may only be terminated before then by the ALPS Board and is reevaluated on an annual basis. With respect to the New Fund, Seven Canyons Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the Fund’s expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time Seven Canyons Advisors waives or limits the expenses or (2) the contractual expense limit in effect at the time Seven Canyons Advisors seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

Institutional Class Shares

Shareholder Fees (fees paid directly from your investment)

	Wasatch World Innovators Fund Institutional Class Shares	Seven Canyons World Innovators Fund Institutional Class Shares (Pro Forma)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of amount redeemed)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	None	None
Redemption Fee on Shares Held Less Than 60 Days (as a % of amount redeemed)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Wasatch World Innovators Fund Institutional Class Shares	Seven Canyons World Innovators Fund Institutional Class Shares (Pro Forma)
Management Fees	1.50%	1.50%
Distribution and Service (12b-1) Fees	None	None
Total Other Expenses
Other Expenses	0.72%	0.44%[1]
Total Annual Fund Operating Expenses	2.22%	1.94%
Fee Waivers and Expense Reimbursements	(0.67)%	(0.39)%
Total Annual Fund Operating Expenses After Waivers and/or Expense Reimbursements	1.55%[2]	1.55%[3]

1.	The Seven Canyons World Innovators Fund’s “Total Other Expenses” have been estimated based on contractual arrangements with the New Fund’s current service providers.

2.	Wasatch Advisors has contractually agreed to reimburse the Institutional Class shares of the Wasatch World Innovators Fund for Total Annual Fund Operating Expenses in excess of 1.55% of average daily net assets until at least January 31, 2019 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business). The Wasatch Board is the only party that can terminate the contractual limitation prior to the contract’s expiration. Wasatch Advisors can rescind the contractual limitation on expenses at any time after its expiration date.

3.	Seven Canyons Advisors has contractually agreed, with respect to Institutional Class shares of the Seven Canyons World Innovators Fund, to limit the amount of the Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 1.55% of the Fund’s average daily net assets for Institutional Class shares. This agreement is in effect through August 31, 2020, may only be terminated before than by the ALPS Board and is reevaluated on an annual basis. With respect to the New Fund, Seven Canyons Advisors shall be permitted to recover expenses it has borne subsequent to the effective date of the agreement described above (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the Fund’s expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time Seven Canyons Advisors waives or limits the expenses or (2) the contractual expense limit in effect at the time Seven Canyons Advisors seeks to recover the expenses; provided, however, that the Fund will not be obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

Examples

The Examples below are intended to help you compare the costs of investing in each Existing Fund and the pro forma cost of investing in corresponding New Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. With respect to each New Fund, the Examples assume that the Reorganization has been completed. The Examples also assume that your investment has a 5% return each year and that each Fund’s operating expenses remain the same (taking into account the expense cap in year one and in year two, as applicable). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategic Income Fund:

	1 year	3 years	5 years	10 years
Existing Strategic Income Fund (Investor Class)	$146	$484	$846	$1,866
New Strategic Income Fund (Investor Class) (Pro Forma)	$146	$491	$900	$2,041

World Innovators Fund:

	1 year	3 years	5 years	10 years
Existing World Innovators Fund (Investor Class)	$186	$576	$991	$2,148
New World Innovators Fund (Investor Class) (Pro Forma)	$178	$571	$1,010	$2,230

Existing World Innovators Fund (Institutional Class)	$158	$630	$1,129	$2,503
New World Innovators Fund (Institutional Class) (Pro Forma)	$158	$531	$972	$2,196

Portfolio Turnover:

Each Existing Fund pays, and each New Fund will pay upon the completion of the Reorganization, transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the Examples above, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2017, the Wasatch Strategic Income Fund’s portfolio turnover rate was 34% of the average value of its portfolio and the Wasatch World Innovators Fund’s portfolio turnover rate was 91% of the average value of its portfolio.

Comparison of Expense Limitations

As noted above, Wasatch Advisors has contractually agreed to waive its management fee and/or reimburse expenses for the Investors Class shares of the Wasatch Strategic Income Fund and Wasatch World Innovators Fund for total annual operating expenses in excess of 0.95% and 1.95% of average daily net assets, respectively, and for the Institutional Class shares of the Wasatch World Innovators Fund in excess of 1.55% of average daily net assets until at least January 31, 2019, excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business (the “Wasatch Expense Limitation Agreement”). Under the terms of the Wasatch Expense Limitation Agreement, Wasatch Advisors may recoup certain amounts previously paid. In this regard, to calculate the required waiver or reimbursement, Wasatch Advisors will waive or reimburse expenses each day that the amount of the annualized expenses of a class exceeds its expense limit; however, Wasatch Advisors may be reimbursed such amounts in any day the annualized expenses are below its expense limit, and Wasatch Advisors has reimbursed an Existing Fund for a previous day or days during the current fiscal year, to the extent the reimbursement does not cause the Fund’s expenses to exceed the expense cap during the term of the agreement.

Seven Canyons Advisors has contractually agreed to limit the amount of each New Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 0.95% of the average daily net assets of Investor Class shares of the Seven Canyons Strategic Income Fund, and to 1.75% and 1.55% of the average daily net assets of Investor Class and Institutional Class shares respectively of the Seven Canyons World Innovators Fund, in each instance by reducing the management fee payable with respect to the applicable Fund to the extent of such excess and/or reimbursing the Fund (or class as applicable) by the amount of such excess (the “Seven Canyons Expense Limitation Agreement”). The expense cap on each of the classes of the New Funds is the same or lower than the expense cap applicable to the corresponding class(es) of the Existing Funds. Each New Fund will not, however, be obligated to pay any such recoupments more than three years after the date on which the fee and expense was reduced.

Key Difference: Seven Canyon Advisors is permitted under the Seven Canyons Expense Limitation Agreement to recover expenses it has borne subsequent to the effective date of the agreement (whether through reduction of its management fee or otherwise) only to the extent that such recoupment payments do not cause the New Fund’s expenses in later periods to exceed the lesser of (1) the contractual expense limit in effect at the time Seven Canyon Advisors waives or limits the expenses or (2) the contractual expense limit in effect at the time Seven Canyon Advisors seeks to recover the expenses; provided, however, that the New Fund will not be obligated to pay any such recoupment more than three years after the date on which the fees and expenses were reduced. In addition, unlike the Wasatch Expense Limitation Agreement, the Seven Canyons Expense Limitation Agreement potentially allows the adviser to recoup amounts that were waived or reimbursed over a longer period of time, in that the Seven Canyons Expense Limitation Agreement permits the adviser to recover amounts from up to three years prior, while the Wasatch Expense Limitation Agreement only permits recoupment of amounts waived or reimbursed from a prior or current fiscal year during the term of such agreement.

Risk Factors - Comparison of Principal Risks

In evaluating the Reorganization of your Existing Fund, you should carefully consider the risks of the New Fund to which you will be subject if the Reorganization of your Existing Fund is approved and completed. Investing in a mutual fund involves risk, including the risk that you may receive little or no return on your investment or even that you may lose part or all of your investment. Investments in the New Funds also may not be appropriate for all investors. Each New Fund is not intended to be a complete investment program and, due to the uncertainty inherent in all investments, there can be no assurance that each New Fund will achieve its investment objectives. Investors should consider their long-term investment goals and financial needs when making an investment decision with respect to the New Fund in question.

Because each Existing Fund and corresponding New Fund have substantially similar principal investment strategies, the principal risks of investing in such Funds are similar, subject to the following exceptions. While the Wasatch Strategic Income Fund has a fundamental investment policy to concentrate in the securities of issuers in the group of industries comprising the financial services sector, the Seven Canyons Strategic Income Fund does not have such a policy. However, the Seven Canyons Strategic Income Fund may still emphasize, from time to time, investments in a particular sector, including the financial sector and therefore financials sector risk is still a principal risk of the Seven Canyons Strategic Income Fund.

Further, with respect to the World Innovators Funds, although the principal investment strategy relating to investments in non-U.S. securities of the Seven Canyons World Innovators Funds is described differently than the corresponding principle investment strategy relating to investing in non-U.S. securities of the Wasatch Seven Canyons World Innovators Fund (as set forth under “Comparison of Principal Investment Strategies for the Wasatch World Innovators Fund and the Seven Canyons World Innovators Fund”), the principal investment strategies are substantially similar, and there is not expected to be any material difference in the practical manner in which the Seven Canyons World Innovators Fund will be managed with respect to foreign securities exposure compared to the Wasatch World Innovators Fund.  Both Funds will have significant investments in the equity securities of companies that have significant non-U.S. economic risk exposure.  Accordingly, foreign securities risk, including emerging markets and frontier markets risk, is a principal risk of the Wasatch World Innovators Fund and the Seven Canyons World Innovators Fund.

In addition, with respect to foreign investments, the Wasatch World Innovators Fund may invest a significant portion of its assets in securities of companies tied economically to India and therefore Indian market and Indian region risk is a stated principal risk of the Wasatch World Innovators Fund. The Seven Canyons World Innovators Fund, however, does not currently anticipate investing a significant portion of its assets in Indian securities, and therefore does not consider exposure to the Indian market or India region as a current principal risk of such Fund.

The following section provides a table indicating the types of principal risks associated with an investment in the respective Existing Fund and its corresponding New Fund followed by a description of these principal risks.

	Wasatch Strategic Income Fund	Seven Canyons Strategic Income Fund	Wasatch World Innovators Fund	Seven Canyons World Innovators Fund
Stock Market Risk	✔	Same Risk	✔	Same Risk
Stock Selection Risk	✔	Same Risk	✔	Same Risk
Equity Securities Risk	✔	Same Risk	✔	Same Risk
Foreign Securities Risk	✔	Same Risk	✔	Same Risk
Emerging Markets Risk	✔	Same Risk	✔	Same Risk
Frontier Markets Risk	✔	Same Risk	✔	Same Risk
Indian Market Risk			✔	Not a principal risk
Early Stage Companies Risk			✔	Same Risk
Smaller Company Stock Risk	✔	Same Risk	✔	Same Risk
Sector and Industry Weightings Risk	✔	Same Risk	✔	Same Risk
Consumer Discretionary Sector Risk	✔	Same Risk	✔	Same Risk
Consumer Staples Sector Risk	✔	Same Risk	✔	Same Risk
Energy Sector Risk	✔	Same Risk	✔	Same Risk
Financials Sector Risk	✔	Same Risk	✔	Same Risk
Health Care Sector Risk	✔	Same Risk	✔	Same Risk
Industrials Sector Risk	✔	Same Risk	✔	Same Risk
Information Technology Sector Risk	✔	Same Risk	✔	Same Risk
Materials Sector Risk	✔	Same Risk	✔	Same Risk

Real Estate Sector Risk	✔	Same Risk	✔	Same Risk
Telecommunication Services Sector Risk	✔	Same Risk	✔	Same Risk
Utilities Sector Risk	✔	Same Risk	✔	Same Risk
Derivatives Risk	✔	Same Risk
Short Sales Risk	✔	Same Risk
Investment Companies Risk	✔	Same Risk
Exchange Traded Funds Risk	✔	Same Risk
REIT Risk	✔	Same Risk
Credit Risk	✔	Same Risk
Interest Rate Risk	✔	Same Risk
Non-Investment Grade Securities Risk	✔	Same Risk
New Fund Risk		Subject to New Fund Risk.		Subject to New Fund Risk.

Stock Market Risk. The Fund’s investments may decline in value due to movements in the overall stock market.

Stock Selection Risk. The Fund’s investments may decline in value even when the overall stock market is not in a general decline.

Equity Securities Risk. Equity securities represent ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a portfolio investing in equity securities. The value of equity securities purchased by the Fund could decline if the financial condition of the companies the Fund invests in declines or if overall market and economic conditions deteriorate. The value of equity securities may also decline due to factors that affect a particular industry or industries, such as labor shortages or an increase in production costs and competitive conditions within an industry.

In addition, the value may decline due to general market conditions that are not specifically related to a company or industry, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or generally adverse investor sentiment.

Foreign Securities Risk. Foreign securities are generally more volatile and less liquid than U.S. securities. Further, foreign securities may be subject to additional risks not associated with investments in U.S. securities. Differences in the economic and political environment, the amount of available public information, the degree of market regulation, and financial reporting, accounting and auditing standards, and, in the case of foreign currency-denominated securities, fluctuations in currency exchange rates, can have a significant effect on the value of a foreign security. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on the Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of the Fund’s holdings. The following paragraphs highlight some of the related risks of investing in foreign securities.

Foreign Market Risk. Foreign securities markets may be less liquid and their prices may be more volatile than domestic markets. There also may be less government supervision and regulation of foreign stock exchanges, brokers, custodians and listed companies than in the U.S. Certain markets may require payment for securities before delivery and delays may be encountered in settling securities transactions. In some foreign markets, there may not be protection against failure by other parties to complete transactions. There may be limited legal recourse against an issuer in the event of a default on a debt instrument.

Currency Risk. The U.S. dollar value of a Fund’s assets invested in foreign countries will be affected by foreign currency exchange rates and may be affected by exchange control regulations. A change in the value of any foreign currency will change the U.S. dollar value of a Fund’s assets that are denominated or traded in that country. In addition, a Fund may incur costs in connection with conversions between various currencies. While the Funds have the ability to hedge against fluctuations in foreign currency exchange rates, they have no present intention to do so. A risk of not hedging currencies is that if the U.S. dollar strengthens, returns from foreign markets will be less when converted into U.S. dollars. Additionally, certain countries may utilize formal or informal currency-exchange controls or “capital controls.” Capital controls may impose restrictions on a Fund’s ability to repatriate investments or income. Such capital controls can also have a significant effect on the value of a Fund’s holdings.

Political and Economic Risk. Foreign investments may be subject to heightened political and economic risks, particularly in countries with emerging economies and securities markets, which may have relatively unstable governments and economies based on only a few industries. In some countries, there is the risk that the government could seize or nationalize companies, impose additional withholding taxes on dividends or interest income payable on securities, impose exchange controls or adopt other restrictions that could affect a Fund’s investments.

Regulatory Risk. Foreign companies not publicly traded in the U.S. are not subject to accounting and financial reporting standards and requirements comparable to those U.S. companies must meet. In addition, there may be less information publicly available about such companies.

Foreign Tax Risk. A Fund’s income from foreign issuers may be subject to non-U.S. withholding taxes. A Fund may also be subject to taxes on trading profits or on transfers of securities in some countries. To the extent foreign income taxes are paid by a Fund, shareholders may be entitled to a credit or deduction for U.S. tax purposes.

Transaction Costs. The costs of buying and selling foreign securities, including brokerage, tax and custody costs, are generally higher than those for domestic transactions.

Country/Region Risk. Social, political and economic conditions and changes in regulatory, tax, or economic policies in a country or region could significantly affect the markets in that country or region. In addition, global economies and financial markets are becoming increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact the issuers of securities in different countries or regions. From time to time, a small number of companies and industries may represent a large portion of the market in a particular country or region, and these companies and industries can be sensitive to adverse social, political, economic, or regulatory developments.

Emerging Markets Risk. In addition to the risks of investing in foreign securities in general, the risks of investing in the securities of companies domiciled in emerging market countries include increased political or social instability, economies based on only a few industries, unstable currencies, runaway inflation, highly volatile and less liquid securities markets, unpredictable shifts in policies relating to foreign investments, lack of protection for investors against parties that fail to complete transactions, and the potential for government seizure of assets or nationalization of companies.

Frontier Markets Risk. In addition to the risks of investing in foreign securities and emerging markets, frontier market securities involve unique risks, such as exposure to economies less diverse and mature than those of the U.S. or more established foreign markets. Economic or political instability may cause larger price changes in frontier market securities than in securities of issuers based in more developed foreign countries, including securities of issuers in larger emerging markets. Frontier markets generally receive less investor attention than developed markets or larger emerging markets. These risks can result in the potential for extreme price volatility and illiquidity.

Indian Market Risk. Government actions, bureaucratic obstacles and inconsistent economic and tax reform within the Indian government have had a significant effect on the economy and could adversely affect market conditions, deter economic growth and reduce the profitability of private enterprises. Global factors and foreign actions may inhibit the flow of foreign capital on which India is dependent to sustain its growth. Large portions of many Indian companies remain in the hands of their founders (including members of their families). Family-controlled companies may have weaker and less transparent corporate governance, which increases the potential for loss and unequal treatment of investors. India experiences many of the market risks associated with developing economies, including relatively low levels of liquidity, which may result in extreme volatility in the prices of Indian securities. Religious, cultural and military disputes persist in India, and between India and Pakistan (as well as sectarian groups within each country). The threat of aggression in the region could hinder development of the Indian economy, and escalating tensions could impact the broader region, including China.

Early Stage Companies Risk. Early stage companies may never obtain necessary financing, may rely on untested business plans, may not be successful in developing markets for their products or services, and may remain an insignificant part of their industry, and as such may never be profitable. Stocks of early stage companies may be illiquid, privately traded, and more volatile and speculative than the securities of larger companies.

Smaller Company Stock Risk. Small- and mid-cap stocks may be very sensitive to changing economic conditions and market downturns. In particular, the issuers of small company stocks have more narrow markets for their products and services, fewer product lines, and more limited managerial and financial resources than larger issuers. The stocks of small companies may therefore be more volatile and the ability to sell these stocks at a desirable time or price may be more limited.

Sector and Industry Weightings Risk. To the extent the Fund emphasizes, from time to time, investments in a particular sector, the Fund will be subject to a greater degree to the risks particular to that sector, including the sectors described herein. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect all the securities in a single sector. If the Fund invests in a few sectors, it may have increased exposure to the price movements of securities in those sectors. The Fund may also from time to time make significant investments in an industry or industries within a particular sector. The industries that constitute a sector may all react in the same way to economic, political or regulatory events. Adverse conditions in such industry or industries could have a correspondingly adverse effect on the financial condition of issuers. These conditions may cause the value of the Fund’s shares to fluctuate more than the values of shares of funds that invest in a greater variety of investments.

Consumer Discretionary Sector Risk. The consumer discretionary sector includes companies in industries such as, consumer and household durables, hotels, restaurants, media, retailing, and automobiles. Companies in the consumer discretionary sector may be significantly impacted by the performance of the overall domestic and global economy and interest rates. The consumer discretionary sector relies heavily on disposable household income and spending. Companies in this sector may be subject to severe competition, which may have an adverse impact on their respective profitability. The retail industry can be significantly affected by changes in demographics and consumer tastes, which can also affect the demand for, and success of, consumer products and services in the marketplace. The automotive industry is highly cyclical and can be significantly affected by labor relations and fluctuating component prices. The media industry can be significantly affected by technological advances and government regulation.

Consumer Staples Sector Risk. The consumer staples sector includes companies in the food and staples retailing, food, beverage and tobacco, and household and personal products industry groups. Companies in the consumer staples sector may be affected by demographics and product trends, competitive pricing, food fads, marketing campaigns, environmental factors, changes in consumer demands, the performance of the overall domestic and global economy, interest rates, consumer confidence and spending, and changes in commodity prices. Consumer staples companies may be subject to government regulations that may affect the permissibility of using various food additives and production methods. Tobacco companies may be adversely affected by regulation, legislation and/or litigation.

Energy Sector Risk. The energy sector includes companies in energy equipment and services, and oil, gas and consumable fuels industry groups. The value of companies in these industry groups is particularly vulnerable to developments in the energy sector, fluctuations in the price and supply of energy fuels, energy conservation, the supply of, and demand for, specific energy-related products or services, and tax policy and other government regulation. Oil and gas companies develop and produce crude oil and natural gas and provide related resources such as production and distribution related services. Stock prices for oil and gas companies in particular are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, government regulation, world events and economic conditions will likewise affect the performance of these companies. Correspondingly, companies in the energy sector are subject to swift price and supply fluctuations caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies. Weak demand for energy companies' products or services or for energy products and services in general, as well as negative developments in these other areas, would adversely impact the energy stocks in which the Fund invests and the Fund’s performance. Oil and gas exploration and production companies can be significantly affected by natural disasters as well as changes in exchange rates, interest rates, government regulation, world events and economic conditions, and the companies may be at risk for environmental damage claims.

Financials Sector Risk. The financials sector includes companies in the banks, capital markets, diversified financials, and insurance industry groups. Companies in the financials sector are subject to extensive government regulation, can be subject to relatively rapid change due to increasingly blurred distinctions between service segments, and can be significantly affected by the availability and cost of capital funds, changes in interest rates, the rate of corporate and consumer debt defaults, and price competition. Banking companies may be affected by extensive government regulation which may limit both the amounts and types of loans and other financial commitments they can make, the interest rates and fees they can charge, and the amount of capital they must maintain. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers can negatively affect banking companies. Banks may also be subject to severe price competition. Competition is high among banking companies and failure to maintain or increase market share may result in lost market value. Capital markets may be affected by extensive governmental regulation, economic and other financial events that could cause fluctuations in the stock market, impacting the overall value of investments. The insurance industry may be affected by extensive government regulation and can be significantly affected by interest rates, general economic conditions, and price and marketing competition. Different segments of the insurance industry can be significantly affected by natural disasters, mortality and morbidity rates and environmental clean-up.

Health Care Sector Risk. The health care sector includes companies in the health care equipment and services, pharmaceuticals, and biotechnology and life sciences industry groups. Health care companies are strongly affected by worldwide scientific or technological developments. Their products may rapidly become obsolete. Many health care companies are also subject to significant government regulation and may be affected by changes in government policies. Companies in the pharmaceutical, biotechnology and life sciences industry group in particular are heavily dependent on patent protection, and the expiration of patents may adversely affect the profitability of such companies. These companies are also subject to extensive litigation based on product liability and other similar claims. Many new products are subject to government approval and the process of obtaining government approval can be long and costly, and even approved products are susceptible to obsolescence. These companies are also subject to competitive forces that may make it difficult to increase prices, or that may lead to price reductions.

Industrials Sector Risk. The industrials sector includes companies in the commercial and professional services and transportation industry groups, including companies engaged in the business of human capital management, business research and consulting, air freight and logistics, airlines, maritime shipping and transportation, railroads and trucking, transportation infrastructure, and aerospace and defense. Companies in the industrials sector can be significantly affected by general economic trends, including such factors as employment and economic growth, interest rate changes, changes in consumer spending, legislative and government regulation and spending, import controls, commodity prices, and worldwide competition. Changes in the economy, fuel prices, labor agreements, and insurance costs may result in occasional sharp price movements in transportation securities. Aerospace and defense companies rely, to a significant extent, on government demand for their products and services. The financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies.

Information Technology Sector Risk. The information technology sector includes companies in the software and services, technology hardware and equipment and semiconductors and semiconductor equipment industry groups. Companies in the information technology sector are subject to rapid obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants, and general economic conditions. Stocks of companies in the information technology sector, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Technological developments, fixed rate pricing, and the ability to retain skilled employees can significantly affect the software industry. Additionally, the success of companies in the software industry is subject to the continued demand for internet services.

Materials Sector Risk. The materials sector includes companies in the chemicals, construction materials, containers and packaging, paper products, and mining industry groups. Changes in world events, political, environmental and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in currency exchange rates, imposition of import and export controls, increased competition, and labor relations may adversely affect companies engaged in the production and distribution of materials. Other risks may include liabilities for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. Companies in the chemicals industry may be subject to risks associated with the production, handling and disposal of hazardous components. Mining could be affected by supply and demand and operational costs.

Real Estate Sector Risk. The real estate sector includes companies involved in real estate management and development and issuers of real estate investment trusts (REITs). Securities of companies in the real estate sector may be adversely affected by, among other things, rental income fluctuation, depreciation, property tax value changes, differences in real estate market values, overbuilding and extended vacancies, increased competition, costs of materials, operating expenses or zoning laws, costs of environmental clean-up or damages from natural disasters, cash flow fluctuations, and defaults by borrowers and tenants.

Telecommunication Services Sector Risk. The telecommunications services sector includes diversified telecommunications services and wireless telecommunication services. The telecommunications services industry is subject to government regulation and can be significantly affected by intense competition and technology changes, which may make the products and services of certain companies obsolete. The wireless industry can be significantly affected by failure or delays in obtaining financing or regulatory approval, intense competition, product incompatibility, changing consumer preferences, rapid obsolescence, significant capital expenditures, and heavy debt burdens.

Utilities Sector Risk. The utilities sector includes electric utilities, gas utilities, water utilities, multi-utilities (electric, gas and water), and independent power and renewable electricity producers. Companies in the utilities sector are affected by supply and demand, consumer incentives, operating costs, government regulation, environmental factors, liabilities for environmental damage and general civil liabilities, and rate caps or rate changes. The value of regulated utility company stocks may have an inverse relationship to the movement of interest rates. Also, certain utility companies have experienced full or partial deregulation in recent years, which may permit them to diversify outside of their original geographic regions and their traditional lines of business. Conversely, companies that remain heavily regulated may be at a competitive disadvantage, making them less profitable. In addition, natural disasters, terrorist attacks, government intervention or other factors may render a utility company’s equipment unusable and may have an adverse impact on profitability. Utility companies are subject to the high cost of borrowing to finance capital construction during inflationary periods, restrictions on operations and increased costs and delays associated with compliance with environmental and nuclear safety regulations, and the difficulties involved in obtaining natural gas for resale or fuel for generating electricity at reasonable prices. Other risks include those related to the construction and operation of nuclear power plants, the effects of energy conservation and the effects of regulatory changes.

Derivatives Risk. The Fund may suffer a loss from its use of put and call options and futures contracts, which are forms of derivatives. Derivatives can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative instrument, with the potential for unlimited losses on certain instruments. Derivatives may be difficult to value, may become illiquid, and may affect the timing and character of taxes payable by shareholders. In addition, the instruments used by the Fund are subject to the following additional risks:

Options Risk. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over-the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its option positions. In addition, the Fund will lose money if it sells a put option and the value of the reference index or security falls below the strike price. Likewise, the Fund will lose money if it sells a call option and the value of the reference index or security rises above the strike price. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option.

Futures Contract Risk. A Fund that uses futures contracts, which are a type of derivative, is subject to the risk of loss caused by unanticipated market movements. In addition, there may at times be an imperfect correlation between the movement in the prices of futures contracts and the value of their underlying instruments or indexes and there may at times not be a liquid secondary market for certain futures contracts.

Short Sales Risk. The Fund can make short sales of securities, which means it may experience a loss if the market price of the security increases between the date of the short sale and the date the security is replaced. Short sales may reduce a fund’s returns or increase volatility. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, which may result in the Fund having to buy the securities sold short at an unfavorable price to close out a short position. If this occurs, any anticipated gain to the Fund may be reduced or eliminated or the short sale may result in a loss. In a rising stock market, the Fund’s short positions may significantly impact the Fund’s overall performance and cause the Fund to underperform traditional long-only equity funds or to sustain losses, particularly in a sharply rising market. The use of short sales may also cause the Fund to have higher expenses than other funds. Because losses on short sales arise from increases in the value of the security sold short, such losses are theoretically unlimited. By contrast, a loss on a long position arises from decreases in the value of the security and is limited by the fact that a security’s value cannot go below zero. The use of short sales in combination with long positions in seeking to improve Fund performance or reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. In addition, the Fund’s short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short positions also typically involve increased liquidity risk and the risk that the third party to the short sale may fail to honor its contract terms. Furthermore, regulatory authorities in various countries, including the United States, have enacted temporary rules prohibiting the short-selling of certain stocks in response to market events. If regulatory authorities were to reinstitute such rules or otherwise restrict short selling, the Fund might not be able to fully implement its short-selling strategy.

Investment Companies Risk. The Fund may invest in the shares of other investment companies, including foreign and domestic registered and unregistered open-end funds, closed-end funds, unit investment trusts and exchange-traded funds. Investing in another investment company subjects the Fund to the same risks associated with investing in the securities held by the applicable investment company and the investment strategies employed by such funds (such as the use of leverage). In addition, the benefit of investing in another investment company is largely dependent on the skill of the investment advisor of the underlying company and whether the associated fees and costs involved with investing in such company are offset by the potential gains. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses including advisory and administrative fees. Fund shareholders would therefore be subject to duplicative expenses to the extent that the Fund invests in other investment companies.

Exchange-Traded Funds (ETFs) Risk. ETFs are investment companies that are bought and sold on a securities exchange. Shares of ETFs are redeemable only in larger aggregations of a specified number of shares and generally on an in-kind basis. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses. Because of the ETF expenses, it may be more costly to own the ETF than owning the underlying securities directly. In addition, the Fund will incur brokerage costs when purchasing and selling shares of ETFs. The risk of owning an ETF generally reflects the risks of the underlying securities held by the ETF and investment strategies employed by such ETF (such as the use of leverage). The market price of an ETF may also fluctuate due to the supply of, and demand for, the ETF’s shares on the exchange upon which its shares are traded and may trade at a premium or discount to its net asset value. As ETFs trade on an exchange, they are subject to the risks of any exchange-traded instrument, including: (i) an active market for its shares may not develop or be maintained, (ii) market makers or authorized participants may decide to reduce their role or step away from these activities in times of market stress, (iii) trading of its shares may be halted by the exchange, and (iv) its shares may be delisted from the exchange.

REIT Risk. Investments in real estate investment trusts (REITs) subject the Fund to risks associated with the direct ownership of real estate. The value of REIT securities can be affected by changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements and the management skill and creditworthiness of the issuer. In addition, the value of a REIT can depend on the structure and cash flow generated by the REIT, and REITs may not have diversified holdings. Because REITs are pooled investment vehicles that have expenses of their own, the Fund will indirectly bear its proportionate share of those expenses.

Credit Risk. Credit risk is the risk that the issuer of a debt security will fail to repay principal and interest on the security when due. Credit risk is affected by the issuer’s credit status and is generally higher for non-investment grade securities.

Interest Rate Risk. Interest rate risk is the risk that a debt security’s value will decline due to changes in market interest rates. Even though some interest-bearing securities offer a stable stream of income, their prices will still fluctuate with changes in interest rates. The Fund may be subject to greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer duration debt securities usually change more than the values of shorter-duration debt securities.

Non-Investment Grade Securities Risk. Non-investment grade securities (also known as “high yield” or “junk bonds”) are those rated below investment grade by the primary rating agencies (e.g., below BB/Ba by S&P/Moody’s). Such securities tend to have more volatile prices and increased price sensitivity to changing interest rates and adverse economic and business developments than investment grade securities. In addition, compared to investments in investment grade securities, investments in non-investment grade securities are subject to greater risk of loss due to default by the issuer or decline in the issuer’s credit quality. There is a greater likelihood that adverse economic or company-specific events will make the issuer unable to make interest and/or principal payments, and the issuer may be more susceptible to negative market sentiment, leading to depressed prices and decreased liquidity for the non-investment grade securities.

New Fund Risk. The Fund is new and has limited or no performance history at this time for investors to consider.

Capitalization

The following table sets forth, as of June 15, 2018, the capitalization of each Existing Fund and the hypothetical unaudited pro forma capitalization of each New Fund assuming the proposed Reorganization had taken place as of that date. While the New Funds will not have any assets until after the Reorganization is complete, the table reflects the amount it would have if the Reorganization was completed as of June 15, 2018.

	Wasatch Strategic Income Fund- Investor Class Shares	Seven Canyons Strategic Income Fund- Investor Class Shares	Pro Forma Adjustments*	Seven Canyons Strategic Income Fund-Investor Class Shares (Pro Forma Combined)
Net Assets ($)	56,942,325	0	—	56,942,325
Shares Outstanding	4,555,386	0	—	4,555,386
Net Asset Value Per Share ($)	12.50	0		12.50

	Wasatch World Innovators Fund- Investor Class Shares	Seven Canyons World Innovators Fund- Investor Class Shares	Pro Forma Adjustments*	Seven Canyons World Innovators Fund- Investor Class Shares (Pro Forma Combined)
Net Assets ($)	204,184,815	0	—	204,184,815
Shares Outstanding	9,483,735	0	—	9,483,735
Net Asset Value Per Share ($)	21.53	0		21.53

	Wasatch World Innovators Fund- Institutional Class Shares	Seven Canyons World Innovators Fund- Institutional Class Shares	Pro Forma Adjustments*	Seven Canyons World Innovators Fund- Institutional Class Shares (Pro Forma Combined)
Net Assets ($)	6,850,321	0	—	6,850,321
Shares Outstanding	315,683	0	—	315,683
Net Asset Value Per Share ($)	21.70	0		21.70

*	Assuming the completion of the Reorganization.

* * * * * * * * * * * * *

The preceding is only a summary of certain information contained in this Proxy Statement/Prospectus relating to the Reorganization. This summary is qualified by reference to the more complete information contained elsewhere in this Proxy Statement/Prospectus, the Funds’ Prospectuses and Statements of Additional Information, and each Plan. Shareholders should read this entire Proxy Statement/Prospectus carefully.

INFORMATION ABOUT THE REORGANIZATION

Reasons for the Reorganization.

Wasatch Advisors and the Wasatch Board of Trustees of the Wasatch Trust recommended each Reorganization, in part, to provide shareholders of each Existing Fund with continuity of portfolio management in the corresponding New Fund, each of which features the same investment objective(s) and substantially similar principal investment strategies and principal risks as the applicable Existing Funds (except as noted herein).

Mr. Samuel Stewart, the founder of Wasatch Advisors and the portfolio manager of the Wasatch Strategic Income Fund and co-portfolio manager of the Wasatch World Innovators Funds along with his son, Mr. Josh Stewart, co-portfolio manager of the Wasatch World Innovators Funds have determined to join Seven Canyons Advisors, a registered investment advisor recently created by members of the Stewart family. Seven Canyons Advisors will serve as investment adviser to the New Funds. As with the Existing Funds, Sam Stewart would serve as lead portfolio manager of the Seven Canyons Strategic Income Fund and a portfolio manager of the Seven Canyons World Innovators Fund, while Josh Stewart would serve as the lead portfolio manager of the Seven Canyons World Innovators Fund.

The New Funds were established in connection with the Reorganizations and will not commence operations prior to the consummation of the respective Reorganization except for certain organizational activities. The New Funds would have the same investment objective(s) as their corresponding Existing Fund and substantially similar principal investment strategies and principal risks subject to the following. The Wasatch Strategic Income Fund has a fundamental investment policy to concentrate in securities of issuers in the group of industries comprising the financial services sector, and Seven Canyons Strategic Income Fund will not have such a concentration policy. In addition, although the Wasatch World Innovators Fund may invest a significant portion of its assets in securities of companies tied economically to India and therefore Indian market and India region risk is a stated principal risk of such Fund, the Seven Canyons World Innovators Fund does not currently anticipate a significant portion of its assets to be invested in Indian securities and therefore will not include exposure to the Indian market or India region as a principal risk of such Fund. Finally, despite certain differences in the descriptions of their respective non-U.S. investment strategies, there is not expected to be any material difference in the practical manner in which the Wasatch World Innovators Fund and the Seven Canyons World Innovators Fund are managed in this regard.

Board Considerations of the Reorganizations

Based on the considerations described below, the Wasatch Board, including the Independent Trustees, on behalf of the Wasatch Strategic Income Fund and the Wasatch World Innovators Fund, determined that each Reorganization would be in the best interests of the respective Existing Fund and that the interests of the existing shareholders of each Existing Fund would not be diluted as a result of the Reorganizations. Sam Stewart recused himself from the consideration and approval of the proposed Reorganizations.

At a meeting held on February 13-14, 2018 (the "February Meeting"), Wasatch Advisors recommended the proposed Reorganizations to the Wasatch Board. Wasatch Advisors noted that Sam Stewart, the founder of Wasatch Advisors and the portfolio manager of Wasatch Strategic Income Fund and a portfolio manager of the Wasatch World Innovators Fund, along with his son Josh Stewart, lead portfolio manager of Wasatch World Innovators Fund, were considering joining Seven Canyons Advisors, a new advisory firm recently organized by members of the Stewart family. Under the proposed Reorganizations, the ALPS Series Trust would develop two new series, Seven Canyons World Innovators Fund and Seven Canyons Strategic Income Fund and the new advisory firm, Seven Canyons Advisors, would serve as investment adviser to the New Funds. Further, the Wasatch Board was advised that Sam Stewart would serve as lead portfolio manager of the Seven Canyons Strategic Income Fund, and Sam Stewart and Josh Stewart would serve as portfolio managers of Seven Canyons World Innovators Fund. Wasatch Advisors has recommended the Reorganizations taking into consideration, among other things, the fact that shareholders of each Existing Fund would have the opportunity to invest in a corresponding New Fund with the same investment objective(s) and substantially similar principal investment strategies (except as noted below), managed by the same portfolio manager(s) as the corresponding Existing Fund; the anticipated tax free nature of the Reorganizations; and the contractual expense cap of each New Fund would be the same (and lower with respect to the Investor Class shares of the Seven Canyons World Innovators Fund) as the contractual expense limitations of the corresponding classes of the corresponding Existing Fund.

In advance of the February Meeting, Wasatch Advisors provided information regarding the proposed Reorganizations in response to a request by independent legal counsel on behalf of the Independent Trustees. The materials addressed a variety of topics including, among other things, the terms of the Reorganizations; the organizational and governance structure of the ALPS Series Trust and background of its board of trustees and officers; the regulatory and compliance history of the ALPS Series Trust; the service providers of the ALPS Series Trust; the organizational structure of the Seven Canyons Advisors and the background of its officers and partners; a comparison of the terms of the advisory agreement of Seven Canyons Advisor for the New Funds with the terms of the advisory agreement of Wasatch Advisors for the Existing Funds; the past performance of the Existing Funds in absolute terms and against their benchmark(s) for the one-, three-, five-year and ten-year periods ending December 31, 2017 (or for such shorter periods if the respective class of the Wasatch Fund did not exist); a comparison of the investment objectives, principal strategies and risks of the New Funds compared to that of the corresponding Existing Funds; a comparison of the fees and expenses of the Existing Funds to the estimated fees and expenses of the corresponding New Fund; the estimated costs of the Reorganizations and the bearer of such costs; the anticipated tax-free nature of the Reorganizations; and alternatives considered to the Reorganizations.

The Independent Trustees also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in considering the proposed Reorganizations. In addition, after review of the materials, the Independent Trustees requested through independent legal counsel and received additional information regarding the proposal. Throughout the meeting, the Independent Trustees were assisted by independent legal counsel and met with counsel separately without management present.

The Board met again in person at a meeting held on March 15, 2018 (the “March Meeting”), in relevant part, to consider further the proposed Reorganizations and supplemental materials. Prior to approving the Reorganizations, the Independent Trustees reviewed and discussed the foregoing information with their independent legal counsel and with management and met with independent legal counsel in an executive session without management present. The Independent Trustees approved the Reorganizations determining that each Reorganization would be in the best interests of the respective Wasatch Fund and that the interests of the existing shareholders of each Wasatch Fund would not be diluted as a result of the Reorganizations. In deciding to approve each Reorganization, the Independent Trustees did not identify a particular factor as determinative, but rather the decision reflected the comprehensive consideration of all information presented, and each Independent Trustee may have attributed different weights to the various factors and information considered in connection with the approval process. Based on the foregoing, the Board of Trustees considered the following factors, among others, in approving the Reorganizations and recommending that shareholders of each Existing Fund approve their respective Reorganization:

• an analysis of the services and capabilities of Seven Canyons Advisors;

• the compatibility of the Funds’ investment objectives, principal investment strategies and related risks;

• the consistency of portfolio management;

• the performance of the Existing Funds;

• the current fees and expenses of the Existing Funds compared to the expected fees and expenses of the New Funds, including the applicable contractual expense caps on each class of each New Fund;

• the anticipated federal income tax-free nature of the Reorganizations;

• the expected costs of the Reorganizations and that shareholders of the Existing Funds were not expected to bear the costs of the Reorganizations;

• the terms of the Reorganizations, including provisions designed to avoid dilution of the interests of shareholders of each Existing Fund;

• the effect of the Reorganizations on shareholder rights;

• information regarding the ALPS Series Trust and proposed new services providers;

• alternatives to the Reorganizations; and

• any potential benefits of the Reorganizations to the Advisor and its affiliates as a result of the Reorganizations.

Analysis of the capabilities and services of Seven Canyons Advisors

The Independent Trustees noted that the New Funds have a different investment adviser, Seven Canyons Advisors, than the investment adviser of the Existing Funds. The Independent Trustees considered the capabilities as represented to them and services to be provided by Seven Canyons Advisors to the New Funds. With respect to portfolio management services, the Independent Trustees noted that the portfolios of the New Funds would be managed by the same portfolio manager(s) of the corresponding Existing Funds. In this regard, Sam Stewart, the portfolio manager of the Wasatch Strategic Income Fund, would serve as lead portfolio manager of the Seven Canyons Strategic Income Fund and that Sam Stewart and Josh Stewart, the portfolio managers of the Wasatch World Innovators Fund, would serve as the portfolio managers of the Seven Canyons World Innovators Fund with Josh Stewart as lead portfolio manager. The Independent Trustees recognized the experience and qualifications of the portfolio managers and that shareholders would have the opportunity to continue to have the same portfolio managers manage the New Funds as their Existing Funds under the proposed Reorganizations. In addition to portfolio management services, the Independent Trustees considered the regulatory and compliance capabilities of Seven Canyons Advisors. Although Seven Canyons Advisors is a newly created adviser, the Independent Trustees recognized that Seven Canyons Advisors has hired a service provider to assist with its compliance program and discussed with such service provider its qualifications, experience and services. The Independent Trustees further considered certain financial data of Seven Canyons Advisors, including its capitalization, three year pro forma anticipated revenues and expenses, and estimated revenues and expenses given assumptions of various levels of assets under management.

Compatibility of Investment Objectives, Principal Investment Strategies and Related Risks

In comparing the Funds, the Independent Trustees considered that the investment objective(s) of each New Fund is identical to its corresponding Existing Fund. The Independent Trustees considered that the New Funds are newly-organized funds created for the purpose of these Reorganizations, which should allow for a relatively smooth transition for shareholders of the Existing Funds should the proposed Reorganizations be approved by the respective Existing Fund’s shareholders. The Independent Trustees considered that Wasatch Advisors noted that each New Fund has substantially similar principal investment strategies as the corresponding Wasatch Fund subject to the exception with respect to the Seven Canyons Strategic Income Fund. The Wasatch Strategic Income Fund has a fundamental investment policy that it will concentrate in the financials sector meaning that the Fund will invest at least 25% of its total assets in securities of issuers in the group of industries in the financial services sector. The Seven Canyons Strategic Income Fund does not have such a concentration policy. As the principal investment strategies of the New Funds are substantially similar to the principal investment strategies of the corresponding Existing Funds, the principal risks are also similar.

Portfolio Management

As noted, although the New Funds and Existing Funds have different investment advisers, the Independent Trustees considered that the portfolio manager(s) of each Wasatch Fund would serve as the portfolio manager(s) of the corresponding New Fund following the Reorganizations. The Independent Trustees understand that Sam Stewart intends to manage the Seven Canyons Strategic Income Fund with the same investment process as employed with the Wasatch Strategic Income Fund. Similarly, Sam Stewart and Josh Stewart intend to manage the Seven Canyons World Innovators Fund with the same investment process as they employed with the Wasatch World Innovators Fund.

Investment Performance

The Independent Trustees reviewed the investment performance for each class of each Wasatch Fund for the one-, three-, five- and ten-year periods ending December 31, 2017 (or such shorter period for classes that did not exist for the period) in absolute terms and in comparison to the respective Wasatch Fund’s benchmark(s). In this regard, the Investor Class shares of the Wasatch World Innovators Fund outperformed its benchmark for such one-, three-, five- and ten-year periods and the Institutional Class shares outperformed its benchmark for the one-year and since inception (February 1, 2016) periods. Further the Investor Class shares of the Wasatch Strategic Income Fund outperformed the Bloomberg Barclays U.S. Aggregate Bond Index over the one-, three-, five- and ten-year periods but underperformed the S & P 500 during such periods. Although past performance is not an indication of future performance, the Independent Trustees recognized the shareholders of the Existing Funds will have the opportunity to continue with the same portfolio managers managing the New Funds that follow the same investment objectives and have substantially similar principal investment strategies (subject to the exception noted above) as the corresponding Existing Funds.

Fees and Expense Ratios

The Independent Trustees considered the fees and expense ratios of the Existing Funds compared to the estimated fees and expenses of the corresponding New Funds. The Independent Trustees noted that the management fees of the New Funds will be the same as the management fees of the corresponding Existing Funds. Based on the information presented to them, the Independent Trustees noted that the estimated gross expense ratio of the New Funds may be higher than the gross expense ratio of the corresponding class of the Existing Funds, however, the Independent Trustees noted that the Seven Canyons Advisors had agreed to a temporary contractual expense cap for the Investor Class shares of the Seven Canyons World Innovators Fund that was 20 basis points below the expense cap for the Investor Class shares of the Wasatch World Innovators Fund and to a contractual expense cap for the Institutional Class shares that was the same as the Institutional Class shares of the corresponding Wasatch World Innovators Fund. In addition, the Seven Canyons Advisors agreed to a contractual expense cap on Investor Class shares of the Seven Canyons Strategic Income Fund that will be the same as the contractual expense cap of the Investor Class shares of the Wasatch Strategic Income Fund. The Independent Trustees noted that the expense limitation agreements of Seven Canyons Advisors are expected to remain in place for approximately two years following commencement of operations of the respective New Fund. After taking into account the expense cap, the Independent Trustees noted that the estimated net expense ratio for the Investor Class shares of the Seven Canyons World Innovators Fund was below the net expense ratio of the Investor Class shares of the corresponding Wasatch World Innovators Fund and the estimated net expense ratio of the Institutional Class shares of the Seven Canyons World Innovators Fund was the same as that of the Institutional Class shares of the corresponding Wasatch World Innovators Fund. Similarly, the estimated net expense ratio (after taking into effect the expense cap) of the Investor Class shares of the Seven Canyons Strategic Income Fund was the same as the net expense ratio of the corresponding Wasatch Strategic Income Fund.

Tax Consequences of the Reorganization

The Independent Trustees considered the tax implications of the Reorganizations. The Independent Trustees noted that the Reorganizations will be structured with the intention that each qualifies as a tax-free reorganization for federal income tax purposes. The Independent Trustees recognized that with fund reorganizations, applicable tax laws would impose limits on the amount of capital loss carryforwards that a New Fund may use in any one year. The Independent Trustees also noted that Wasatch Advisors anticipated that there would be minimal repositioning with respect to either Wasatch Fund.

Costs of the Reorganization

The Independent Trustees considered the estimated costs of the Reorganizations based on information provided to them at the time, and noted that Seven Canyons Advisors will pay all fees associated with the Reorganizations of the Existing Funds. As of the date hereof, those costs are estimated to be approximately $320,000. Further, if the Reorganizations are not ultimately completed, Seven Canyons Advisors also will bear all the expenses incurred in connection with the proposed Reorganizations.

Dilution

The terms of the Reorganizations are intended to avoid dilution of the interests of the existing shareholders of the Existing Funds. In this regard, shareholders of each Existing Fund will receive shares of the corresponding New Fund in an amount equal in total value to the total value of the shares of the Wasatch Fund surrendered. Holders of Investor Class and Institutional Class shares of the Wasatch World Innovators Fund will receive the same class of shares of the Seven Canyons World Innovators Fund. Similarly, holders of the Investor Class shares of the Wasatch Strategic Income Fund will receive Investor Class shares of the Seven Canyons Strategic Income Fund.

Effect on Shareholder Rights

The Independent Trustees noted that holders of Investor Class and Institutional Class shares of each Wasatch Fund will receive the same class of shares of the corresponding New Fund. The Wasatch Board of Trustees further considered that each Wasatch Fund is a series of the Trust, a Massachusetts business trust, whereas each New Fund is a series of the ALPS Series Trust, a Delaware business trust. The Wasatch Trust and ALPS Series Trust are each governed by their respective Declaration of Trust and applicable state and federal law and therefore shareholder rights may differ. The Independent Trustees noted, in particular, that under the Wasatch Trust Declaration of Trust each whole share entitled the holder thereof to one vote as to any matters on which the holder is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote. The Declaration of Trust of the ALPS Series Trust, however, has provided trustees with additional flexibility as it provides that on any matter submitted to a vote of the shareholders, each whole share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional shares shall be entitled to a proportionate fractional vote, unless the trustees determine in any particular case (which determination may be made without the vote or consent of shareholders) that each dollar of net asset value (number of shares owned times net asset value per share of such series or class, as applicable) shall be entitled to one vote on any matter on which such shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

Information regarding the Independent Trustees and Proposed New Services Providers

The Independent Trustees recognized that the ALPS Series Trust has its own board of trustees and officers and considered the background of such trustees and officers. Further, although the ALPS Series Trust has the same custodian and distributor as the Wasatch Trust, the Independent Trustees recognized that ALPS Fund Services, Inc. (“ALPS”) would be serving as administrator, fund accountant and transfer agent for the New Funds. The Independent Trustees reviewed and considered a presentation by ALPS regarding their background, experience and services to be provided to the New Funds.

Alternatives to the Reorganization

The Independent Trustees considered various alternatives, including replacing the current portfolio managers with new portfolio managers, merging into another Wasatch fund, allowing Seven Canyons Advisors to serve as sub-advisers to the Existing Funds and liquidating the Existing Funds. The Independent Trustees considered the rationale of Wasatch Advisors for recommending the Reorganizations as opposed to the alternatives to the proposed Reorganizations. The Independent Trustees noted that Wasatch Advisors had sought to provide shareholders with the opportunity to allow shareholders of the Existing Funds to be invested in the New Funds that have the same investment objective(s), substantially similar principal investment strategies and the same portfolio manager(s) managing these funds as the corresponding Existing Fund. Further, the Independent Trustees noted that a reorganization into an affiliated Wasatch fund would have differing investment strategies, portfolio managers and historic performance. The Independent Trustees considered the experience of the portfolio manager(s) in managing the investment strategies of these Existing Funds compared to a new portfolio manager. The Independent Trustees further noted that Wasatch Advisors had considered having Seven Canyons Advisors serve as a sub-adviser to the Existing Funds but believed there may be competitive conflicts with funds that may be created in the future by the respective advisers. Finally, the Independent Trustees considered that liquidation of the Existing Funds was not in the best interests of their respective shareholders as liquidation is a taxable event.

Potential Benefits to the Advisor and its Affiliates

Although the Independent Trustees recognized that the Wasatch Advisors would be losing the management fees from the Existing Funds, the Independent Trustees also recognized that the Reorganizations may result in some benefits and economies for Wasatch Advisors and its affiliates. These benefits may include any cost savings to the Wasatch Advisors as a result of the elimination of each Existing Fund as a separate fund in the Wasatch complex, including the elimination of compensation paid to the portfolio managers and the elimination of any expense reimbursement obligations.

Conclusion

The Independent Trustees approved the Reorganizations, concluding that the Reorganizations are in the best interests of the respective Wasatch Fund and that the interests of existing shareholders of each Wasatch Fund would not be diluted as a result of the Reorganizations. The Independent Trustees did not identify any single factor discussed above as all-important or controlling, but considered all such factors together in approving the Reorganizations.

Plan. Each Plan sets forth the terms by which each Existing Fund will be reorganized into the corresponding New Fund. A form of each Plan is attached as Appendix A and the description of the Plans contained herein is qualified in its entirety by the attached Plans. The following sections summarize the material terms of the Plans and the federal income tax treatment of the Reorganization.

The Plans provide that upon the transfer of all of the assets and all of the liabilities of each applicable Existing Fund to the corresponding New Fund, such New Fund will issue to the Existing Fund that number of full and fractional Investor Class shares for the Wasatch Strategic Income Fund and Investor and Institutional Class shares for the Wasatch World Innovators Fund having an aggregate net asset value equal in value to the aggregate net asset value of the applicable Existing Fund’s Investor Class and/or Institutional Class Shares (as applicable), calculated as of the close of regular trading on the NYSE on August 17, 2018, or such other date as the parties may agree (the “Valuation Date”). Each Existing Fund will distribute such shares to the shareholders of the applicable class of such Existing Fund in complete liquidation of the Existing Fund. Shareholders of each Existing Fund will receive shares of the same class of the corresponding New Fund based on their respective holdings in such Existing Fund as of the Valuation Date.

Upon completion of the Reorganizations, shareholders of each Existing Fund will own that number of full and fractional Investor Class and/or Institutional Class shares (as applicable) of the corresponding New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s Investor Class and/or Institutional Class shares (as applicable), respectively, held in such Existing Fund as of the Valuation Date. Such shares will be held in an account with the corresponding New Fund identical in all material respects to the account currently maintained by the corresponding Existing Fund for such shareholder.

Until the Valuation Date, shareholders of each Existing Fund will continue to be able to redeem their shares at the net asset value next determined after receipt by the applicable Existing Fund’s transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Valuation Date will be treated as requests received for the redemption or purchase of shares of the corresponding New Fund received from the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of the Existing Funds will be canceled on the books of the Existing Funds and the transfer agent’s books of the Existing Funds will be permanently closed.

Each Reorganization is subject to a number of conditions, including, without limitation, the receipt of a legal opinion from counsel of the New Funds addressed to the Existing Funds and the New Funds with respect to certain tax issues, as more fully described in “Federal Income Tax Consequences” below, and the parties’ performance in all material respects of their respective agreements and undertakings in the Plans. Assuming satisfaction of the conditions in the Plans, the Effective Time of the Reorganization will be immediately prior to the open of business (8:00 a.m. Eastern Time) on August 20, 2018, or such other date as is agreed to by the parties.

No Plan may be changed except by an agreement signed by each party to the Agreement.

Costs and Expenses of the Reorganization. The Plans provide that all expenses related to the Reorganization will be paid by Seven Canyons Advisors.

Federal Income Tax Consequences.

As a non-waivable condition to each Reorganizations, the Existing Funds and New Funds will have received an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes as defined by Section 368(a)(1)(F) of the Code. Accordingly, neither the Existing Funds nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganizations. In addition, the tax basis and the holding period of the shares of the Existing Funds received by each shareholder of the New Funds in the Reorganizations will be the same as the tax basis and holding period of the Existing Funds’ shares given up by such shareholder in the Reorganizations; provided that, with respect to the holding period for the New Funds’ shares received, the Existing Funds’ shares given up must have been held as capital assets by the shareholder. Subject to the assumptions and limitations discussed below, the following discussion describes the material U.S. federal income tax consequences of the Reorganizations to shareholders of the Existing Funds. This discussion is based on the Code, applicable Treasury regulations, and federal administrative interpretations and court decisions in effect as of the date of this Proxy Statement/Prospectus, all of which may change, possibly with retroactive effect. Any such changes could alter the tax consequences described in this summary.

Any capital loss carry-forwards on the date of the Reorganizations would be carried over to the New Funds. Capital losses for tax years beginning after 2010 generally may be carried forward to future years, subject to limitations applicable to capital loss carryforwards under the Code. As of the Existing Funds’ fiscal year ended September 30, 2017, the Wasatch Strategic Income Fund had available for federal tax purposes unused short-term capital loss carry-forwards of $4,757,330 and the Wasatch World Innovators Fund had no available capital loss carry-forwards for federal tax purposes, which are available to offset future realized gains, subject to any applicable limitations. To the extent that these carry-forwards are used to offset future gains, it is probable that the amount offset will not be distributed to shareholders. The amount of any capital loss carry-forwards at the Valuation Date will depend on the results of investment trading activity through that date.

This discussion of material U.S. federal income tax consequences of the Reorganization does not address all aspects of U.S. federal income taxation that may be important to a holder of Existing or New Fund shares in light of that shareholder’s particular circumstances or to a shareholder subject to special rules.

In addition, this discussion does not address any other state, local or foreign income tax or non-income tax consequences of the Reorganization or of any transactions other than the Reorganization.

Note: Shareholders of the Existing Funds are urged to consult their own tax advisors to determine the particular U.S. federal income tax or other tax consequences to them of the Reorganizations and the other transactions contemplated herein in light of their particular tax circumstances.

The New Funds and the Existing Funds will receive an opinion from the law firm of Davis Graham & Stubbs LLP, substantially to the effect that, based on certain facts, assumptions and representations made by the New Funds, on the basis of existing provisions of the Code, current administrative rules and court decisions, for federal income tax purposes:

(a)	The transfer of all of each Existing Fund’s assets to the corresponding New Fund in exchange solely for New Fund shares and the assumption by the New Fund of all the liabilities of the Existing Fund followed by the pro rata distribution by the Existing Fund of all the respective New Fund shares to the Existing Fund shareholders in complete liquidation of the Existing Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the New Fund and the Existing Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to such Reorganization;

(b)	No gain or loss will be recognized by a New Fund upon the receipt of all the assets of the corresponding Existing Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all the liabilities of the Existing Fund;

(c)	No gain or loss will be recognized by an Existing Fund upon the transfer of all the Existing Fund’s assets to the corresponding New Fund solely in exchange for the New Fund shares and the assumption by the New Fund of all the liabilities of the Existing Fund or upon the distribution (whether actual or constructive) of the New Fund shares to the Existing Fund shareholders solely in exchange for such shareholders’ shares of the Existing Fund in complete liquidation of the Existing Fund;

(d)	No gain or loss will be recognized by the Existing Fund shareholders upon the exchange of their Existing Fund shares solely for the corresponding New Fund shares in the Reorganization;

(e)	The aggregate basis of the New Fund Shares received by each corresponding Existing Fund shareholder pursuant to each Reorganization will be the same as the aggregate basis of the Existing Fund shares exchanged therefor by such shareholder. The holding period of New Fund shares received by each Existing Fund Shareholder will include the period during which the Existing Fund shares exchanged therefor were held by such shareholder, provided such Existing Fund shares are held as capital assets at the time of such Reorganization;

(f)	The basis of the Existing Fund’s assets transferred to the corresponding New Fund will be the same as the basis of such assets to the Existing Fund immediately before each Reorganization. The holding period of the assets of the Existing Fund in the hands of the New Fund will include the period during which those assets were held by the Existing Fund; and

(g)	The consummation of each Reorganization will not terminate the taxable year of the respective Existing Fund. The part of the taxable year of the Existing Fund before the Reorganization and part of the taxable year of the corresponding New Fund after the Reorganization will constitute a single taxable year of the New Fund.

A successful challenge to the tax-free status of a Reorganization by the Internal Revenue Service (the “IRS”) would result in each affected Existing Fund’s shareholder recognizing gain or loss with respect to the corresponding New Fund’s shares equal to the difference between that shareholder’s basis in the shares and the fair market value, as of the time of the Reorganization, of such Existing Fund’s shares received in exchange therefor. In such event, a shareholder’s aggregate basis in the shares of the applicable New Fund received in the exchange would equal such fair market value, and the shareholder’s holding period for the shares would not include the period during which such shareholder held shares of the corresponding New Fund.

If any of the representations or covenants of the parties as described herein is inaccurate, the tax consequences of the transaction could differ materially from those summarized above. Furthermore, the description of the tax consequences set forth herein will neither bind the IRS, nor preclude the IRS or the courts from adopting a contrary position. No assurance can be given that contrary positions will not successfully be asserted by the IRS or adopted by a court if the issues are litigated. No ruling has been or will be requested from the IRS in connection with this transaction. No assurance can be given that future legislative, judicial or administrative changes, on either a prospective or retroactive basis, or future factual developments, would not adversely affect the accuracy of the conclusions stated herein. Therefore, shareholders may find it advisable to consult their own tax adviser as to the specific tax consequences to them under the federal income tax laws, as well as any consequences under other applicable state or local or foreign tax laws given each shareholder’s own particular tax circumstances.

ADDITIONAL INFORMATION ABOUT THE REORGANIZATIONS

Investment Advisers.

Wasatch Investment Advisors, a Utah corporation, has been serving as the adviser to the Existing Funds since their inception dates. Wasatch Advisors, Inc. is located at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84108. As of June 29, 2018, Wasatch Advisors, Inc. had approximately $17.24 billion in client assets under management, all managed on a discretionary basis.

Seven Canyons Advisors, a Delaware limited liability company, will serve as the adviser to the New Funds since their inception in August 2018. Seven Canyons Advisors is located at 1537 Chandler Dr., Salt Lake City, Utah 84103. As of June 29, 2018 Seven Canyons Advisors had approximately $3.95 million in client assets under management, all managed on a discretionary basis.

Investment Advisory Agreement.

Under the advisory and service contract with Wasatch Trust, on behalf of the Wasatch Strategic Income Fund and Wasatch World Innovators Fund (the “Existing Advisory Agreement”), Wasatch Advisors serves as investment adviser for and manages the investment and reinvestment of the assets of each Existing Fund in accordance with the Funds’ investment objectives and policies and limitations and administers their affairs to the extent requested by and subject to the supervision of the Wasatch Board.

Under (i) the investment advisory agreement with ALPS Series Trust, on behalf of the New Strategic Income Fund (the “New Strategic Income Fund Advisory Agreement”) and (ii) the investment advisory agreement with ALPS Series Trust, on behalf of the New World Innovators Fund (the “New World Innovators Fund Advisory Agreement” and together with the New Strategic Income Fund Advisory agreement, each a “New Advisory Agreement” and together, the “New Advisory Agreements”), Seven Canyons Advisors will, among other things, manage the investment and reinvestment of each New Fund’s assets, and continuously review, supervise, and administer the investment program of the New Funds, subject to the oversight of the ALPS Board.

For its advisory services to the Existing Funds, Wasatch Advisors is entitled to receive an annual management fee equal to 0.70% of the Wasatch Strategic Income Fund’s daily net assets and 1.50% of the Wasatch World Innovators Fund’s daily net assets. For its advisory services to the New Funds, Seven Canyons Funds will receive the same management fees for each corresponding New Fund.

Pursuant to the operation expense limitation agreement between Wasatch Advisors and Wasatch Trust with respect to the Existing Funds, Wasatch Advisors has contractually agreed to reimburse (i) the Investor Class shares of the Wasatch Strategic Income Fund for Total Annual Fund Operating Expenses in excess of 0.95% of average daily net assets (ii) the Investor Class shares of the Wasatch World Innovators Fund for Total Annual Fund Operating Expenses in excess of 1.95% of average daily net assets, and (iii) the Institutional Class shares of the Wasatch World Innovators Fund for Total Annual Fund Operating Expenses in excess of 1.55% of average daily net assets, in each case until at least January 31, 2019 (excluding interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of business).

Pursuant to the operation of an expense limitation agreement between Seven Canyons Advisors and ALPS Series Trust with respect to the New Funds, Seven Canyons Advisors has contractually agreed to limit the amount of each New Fund’s total annual fund operating expenses, exclusive of interest, dividend expense on short sales/interest expense, taxes, brokerage commissions, other investment related costs, acquired fund fees and expenses, and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of business, to 0.95% of the average daily net assets of Investor Class shares of the Seven Canyons Strategic Income Fund, and to 1.75% and 1.55% of the average daily net assets of Investor Class and Institutional Class shares respectively of the Seven Canyons World Innovators Fund, in each instance by reducing the management fee payable with respect to the applicable Fund to the extent of such excess and/or reimbursing the Fund (or class as applicable) by the amount of such excess (the “Seven Canyons Expense Limitation Agreement”). This expense limitation agreement will be in effect until at least August 31, 2020, and may only be terminated before then by the ALPS Board.

These operating expense limitation agreements can be terminated only by, or with the consent of, the respective Boards of Trustees.

During the Wasatch Strategic Income Fund’s fiscal year ended September 30, 2017, Wasatch Advisors actually received an annual management fee equal to 0.55% (after waiver and reimbursement Fund expenses) from the Wasatch Strategic Income Fund and an annual management fee equal to 1.50% (for the Investor Class) and 0.83% (for the Institutional class) (after waiver and reimbursement of Fund expenses) from the Wasatch World Innovators Fund. The New Funds have not yet begun investment operations, and thus have made no payments to Seven Canyons Advisors.

A discussion regarding the factors considered by the ALPS Board in approving the investment advisory agreement between ALPS Series Trust and Seven Canyons Advisors on behalf of each New Fund will be included in each New Funds’ first report to shareholders. A discussion regarding the basis for the Wasatch Board approving the investment advisory agreement with Wasatch Advisors on behalf of the Existing Funds is available in the Existing Funds' Semi-Annual Report for the six months ended March 31, 2018.

Fund Management. Mr. Samuel S. Stewart has managed the Wasatch Strategic Income Fund since its inception in 2006. Mr. Samuel S. Stewart will serve as lead portfolio manager for the Seven Canyons Strategic Income Fund following the Reorganization. Mr. Samuel S. Stewart has managed the Wasatch World Innovators Fund since its inception in 2008 and Mr. Josh Stewart has served as lead portfolio manager of the Wasatch World Innovators Fund since January, 2016. Samuel S. Stewart and Josh Stewart will serve as portfolio managers for the Seven Canyons World Innovators Fund following the Reorganization. Information on the portfolio managers is below. The Wasatch Investor Class SAI and the Wasatch Institutional Class SAI provide additional information about such Existing Funds’ portfolio managers, including other accounts managed by the portfolio managers, ownership of Fund shares and compensation when serving as portfolio managers of the Existing Funds. The Statement of Additional Information for the New Funds provides additional information about such New Funds’ portfolio managers, including other accounts managed by the portfolio managers, ownership of New Fund shares and compensation when serving as portfolio managers of the New Funds.

Portfolio Managers for both the Existing Funds and the New Funds

Josh Stewart (Lead Portfolio Manager of World Innovators Funds)	Josh Stewart was the lead portfolio manager for the Wasatch World Innovators Fund since January 31, 2016 and a portfolio manager for the Wasatch World Innovators Fund since 2012. He joined the Wasatch Advisors, Inc., in 2006 as an equities analyst covering international health care and technology companies. He was a senior analyst on the Wasatch World Innovators Fund from 2010 through January 2012. Mr. Stewart graduated from the University of Utah earning a Bachelor of Arts in French Literature with a minor in Mathematics. Prior to joining Wasatch Advisors, Inc., Mr. Stewart was a health care services analyst at Sidoti & Company, LLC in New York City. Mr. Stewart will serve as lead portfolio manager of the Seven Canyons World Innovators Fund since inception.
Samuel S. Stewart, Jr., CFA (Co-Portfolio Manager of World Innovators Funds; Lead Portfolio Manager of Strategic Income Fund)	Samuel Stewart served as President of Wasatch Funds since 1986 through May 15, 2018, was Chairman of the Board of the Wasatch Funds from 1986 through 2004 and served as Chairman of the Board of the Wasatch Advisors Inc., since 1975. He was the lead portfolio manager for the Wasatch Strategic Income Fund since 2006 and a portfolio manager for the Wasatch World Innovators Fund since January 2016, and was the lead portfolio manager for the Wasatch World Innovators Fund from 2008 to January 31, 2016. Dr. Stewart earned a Bachelor of Science in Business Administration from Northwestern University. He went on to earn a Master of Business Administration and a Doctorate in Finance from Stanford University. From 1975 through 2000, Dr. Stewart served as a professor of Finance at the University of Utah. Dr. Stewart will serve as lead portfolio manager for the Seven Canyons Strategic Income Fund and a portfolio manager for the Seven Canyons World Innovators Fund since inception.

Market Timing Policies. Both the Existing Funds and the New Funds discourage market timing. Market timing is an investment strategy using frequent purchases, redemptions and/or exchanges in an attempt to profit from short-term market movements. Market timing may result in dilution of the value of a Fund’s shares held by long-term shareholders, disrupt portfolio management and increase Fund expenses for all shareholders.

The Wasatch Board and the ALPS Board have each adopted their own policies and procedures designed to curb short-term trading and market timing acitvities. Actions taken by the Wasatch Trust may include periodically reviewing individual shareholder trading activity to identify shareholders who are making excessive transactions, revising or terminating the exchange privilege, limiting the amount of any exchange, or rejecting an exchange or purchase, at any time, for any reason. ALPS Series Trust may, similarly, review transaction history reports to identify redemptions that are within a specific time period from a previous purchase in the same account(s), reject, in its sole discretion, any purchase order from any investor it believes has a history of abusive trading, and refuse purchase transactions from Fund intermediaries it believes may be facilitating or have facilitated abusive trading practices. In addition, both the Existing Funds and the New Funds impose a 2.00% redemption fee on Fund shares held 60 days or less (subject to certain exceptions as determined by the applicable Board or investment adviser).

Distributions. The Existing Funds’ and New Funds’ distributions are taxable and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan, IRA or 529 college savings plan. Tax-deferred arrangements are subject to special tax rules.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase shares of the Existing Funds or the New Funds through a broker-dealer or other financial intermediary (such as a bank or trust company), the adviser and/or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Dividends and Distributions. The New Funds will have the same dividend and distribution policy as the Existing Funds. The tax character of dividends and distributions will be the same regardless of whether they are paid in cash or reinvested in additional shares. Shareholders who have elected to have their dividends reinvested will continue to have dividends reinvested in the New Funds following the Reorganization. Shareholders who currently have capital gains reinvested in the Existing Funds will continue to have capital gains reinvested in the New Funds.

Distribution Arrangements. The Existing Funds are and the New Funds will be offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals and by the Existing Funds and the New Funds, as applicable, when directly purchased through the transfer agent. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in the prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts.

Fiscal Year End. The Existing Funds currently operate on a fiscal year ending the last day in September. Following the Reorganization, the New Funds will also operate on a fiscal year ending on the last day in September.

Shareholder Information. As of the Record Date, each Existing Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of each Existing Fund’s shares are set forth below in Appendix B, “Shareholder Information for the Existing Fund.”

Pricing of Shares. The Existing Funds and the New Funds use policies and procedures adopted by Wasatch Trust and ALPS Series Trust respectively to value securities for the purpose of determining a Fund’s net asset value (“NAV”).

The Existing Funds and New Funds calculate share prices as of the regular close of trading on the NYSE (normally 4:00 p.m. Eastern Time) every day the NYSE is open, and by extension will not calculate NAV on days the NYSE is closed or on holidays observed by the NYSE. The Existing Funds’ and the New Funds’ policies are similar in that they are generally based on “market quotations” (for the Existing Funds) or “market prices” (for the New Funds). For the New Funds, and with respect to equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. For the Existing Funds, for equity securities traded on a day U.S. markets are open, the security is usually valued at the last quoted sales price from the securities' primary exchange or market as provided by a pricing service or its official closing price if traded on NASDAQ as provided by a pricing service.

With respect to debt securities, the Existing Funds use prices furnished by a pricing service, subject to review and possible revision by their investment adviser. Similarly, the New Funds use, for debt instruments, prices supplied by an independent third-party pricing service approved by the ALPS Board. Short-term obligations that mature in 60 days or less are valued at amortized cost by the Existing Funds and by the New Funds, unless it is determined that the amortized cost method would not represent fair value.

With respect to the Existing Funds, if market quotations are not readily available, securities will be valued at their fair value as determined by the pricing committee of Wasatch Advisors with oversight by the Wasatch Board in accordance with pricing policies and procedures approved by the Wasatch Board. In addition, the Existing Funds may adjust the closing prices of certain foreign securities traded on markets that have closed prior to the U.S. equity markets (principally, overseas markets), using fair value factors provided by an independent pricing agent, on any business day a change in the value of the U.S. equity markets (as represented by a benchmark index approved by the Wasatch Funds Board) exceeds a certain threshold. The prices will not be adjusted for securities traded on markets that are open at the same time the U.S. equity markets are open, or when a reliable fair value factor is unavailable.

With respect to the New Funds, if market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by Seven Canyons Advisors in accordance with procedures approved by the ALPS Board and evaluated by the ALPS Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

Applying ALPS Series Trust valuation policies after the Reorganizations to the New Funds is not expected to result in material differences in the New Funds’ NAV compared to applying Wasatch Trust’s valuation policies to the Existing Funds prior to the Reorganizations.

Description of the Securities to be Issued; Rights of Shareholders. The following is a summary of the material rights of shareholders of the Existing Funds and the New Funds, but does not purport to be a complete description of these rights. These rights (i) with respect to the Existing Funds may be determined in full by reference to the Massachusetts statute (the “Massachusetts Statute”) governing Massachusetts business trusts for Wasatch Trust, Wasatch Trust’s Declaration of Trust and By-Laws and (ii) with respect to the New Funds may be determined in full reference to the Delaware Statute (the “Delaware Statute”) governing Delaware statutory trusts, ALPS Series Trust’s Declaration of Trust and By-Laws (collectively, the “Governing Instruments”). The Governing Instruments are subject to amendment in accordance with their terms.

Forms of Organization. The Existing Funds are series of Wasatch Trust, an open-end management investment company organized as a Massachusetts business trust under Massachusetts law on March 31, 2010, and it is a successor in interest to Wasatch Funds, Inc., which was incorporated under Utah law on November 18, 1986 and reincorporated as a Minnesota corporation in January 1998. Each New Fund is a series of ALPS Series Trust, an open-end management investment company organized as a Delaware statutory trust on January 12, 2012. The Wasatch Strategic Income Fund and the Seven Canyons Strategic Income Fund offer one class of shares of beneficial interest, no par value, designated Investor Class shares, and the Wasatch World Innovators Fund and the Seven Canyons World Innovators Fund offer two classes of shares of beneficial interest, no par value, designated Investor Class and Institutional Class shares.

	Wasatch Trust		ALPS Series Trust
Capital Stock	•	The beneficial interest in the Trust shall be divided into such Shares of beneficial interest, of such Series or Classes, and of such designations and par values (if any) and with such rights, preferences, privileges, limitations, restrictions and such other relative terms as shall be determined by the Trustees from time to time.

			•	The beneficial interests in the Trust shall be divided into Shares, all without par value.
	•	The number of authorized Shares of each Series and the number of Shares of each Series that may be issued shall be unlimited. (Article IV, Declaration of Trust)	•

The Trustees shall have the authority from time to time to divide the Shares into two (2) or more separate and distinct Series and to divide each such Series of Shares into two (2) or more classes of Shares.

			•	The Trustees are authorized to issue an unlimited number of Shares. (Article 4, Declaration of Trust)
Voting Rights

Each whole Share shall entitle the holder thereof to one vote as to any matter on which the holder is entitled to vote, and each fractional Share shall be entitled to a proportionate fractional vote. There shall be no cumulative voting in the election of Trustees or on any other matter submitted to a vote of the Shareholders. Shares may be voted in person or by proxy.

On any matter submitted to a vote of the Shareholders of the Trust, all Shares of all Series and Classes then entitled to vote shall be voted together, except that (i) when required by the 1940 Act to be voted by individual Series or Class, Shares shall be voted by individual Series or Class, and (ii) when the Trustees have determined that the matter affects only the interests of Shareholders of one or more Series or Classes, only Shareholders of such one or more Series or Classes shall be entitled to vote thereon.

(Article IV, Declaration of Trust)

On any matter submitted to a vote of the Shareholders, each whole Share shall be entitled to one vote as to any matter on which it is entitled to vote and each fractional Share shall be entitled to a proportionate fractional vote, unless the Trustees determine in any particular case (which determination may be made without the vote or consent of shareholders) that each dollar of net asset value shall be entitled to one vote on any matter on which such Shares are entitled to vote and each fractional dollar amount shall be entitled to a proportionate fractional vote.

On any matter submitted to a vote of the Shareholders, all Shares shall be voted separately by individual Series, except: (i) when required by the 1940 Act, Shares shall be voted in the aggregate and not by individual Series or Class; and (ii) when the Trustees have determined that the matter affects the interests of more than one Series, then the Shareholders of all such Series shall be entitled to vote thereon. The Trustees may also determine that a matter affects only the interests of one or more Classes within a Series, in which case any such matter shall only be voted on by such Class or Classes.

(Article 7, Declaration of Trust)

Matters Upon Which Shareholders May Vote

Shareholders shall not have the power to vote on any matter except: (i) for the election or removal of Trustees to the extent and as provided in the Declaration of Trust, and (ii) with respect to such additional matters relating to the Trust as may be required by law or as the Trustees may consider and determine necessary or desirable.

(Section 4.5, Declaration of Trust)

Shareholders shall have power to vote only with respect to matters expressly enumerated below or with respect to such additional matters relating to the Trust as may be required by the 1940 Act, the Declaration of Trust, the Bylaws, any registration of the Trust with the Commission or any state, or as the Trustees may otherwise deem necessary or desirable. The enumerated matters include: (i) the election or removal of Trustees; (ii) the approval of a contract with a third party provider of services as to which Shareholder approval is required by the 1940 Act; (iii) the termination or reorganization of the Trust to the extent and only as provided in the Declaration of Trust; and (iv) any court action, proceeding or claim brought or maintained derivatively or as a class action on behalf of the Trust, any series or class thereof or the shareholders of the Trust; provided, however, that a shareholder of a particular series or class shall not be entitled to vote upon a derivative or class action on behalf of any other series or class or shareholder of any other series or class.

(Article 7, Declaration of Trust)

Shareholder Meetings	There shall be no annual meetings of Shareholders except as required by law. (Section 5, Bylaws)	No annual or regular meetings of Shareholders are required to be held. (Section 7.2.1, Declaration of Trust))
Shareholder Ability to Call Meetings

Meetings of the shareholders of the Trust or of any series or class shall also be called by the Secretary upon the order of the Trustees upon the written request of the shareholders holding shares representing in the aggregate not less than one-third of the voting power of the outstanding shares entitled to vote on the matters specified in such written request provided that (1) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (2) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the Secretary shall determine and specify to such shareholders. No special meeting need be called upon the request of shareholders entitled to cast less than a majority of all votes entitled to be cast at that meeting to consider any matter which is substantially the same as a matter voted on at any meeting of the shareholders during the preceding twelve months.

(Section 5.1, Bylaws)

Except as required by federal law including the 1940 Act, shareholders shall not be entitled to call, or to have the secretary call, special meetings of the shareholders. To the extent required by federal law including the 1940 Act, special meetings of the shareholders shall be called by the Secretary upon the request of the shareholders owning shares representing at least the percentage of the total combined votes of all shares of the Trust issued and outstanding required by federal law including the 1940 Act, provided that (a) such request shall state the purposes of such meeting and the matters proposed to be acted on, and (b) the shareholders requesting such meeting shall have paid to the Trust the reasonably estimated cost of preparing and mailing the notice thereof, which the secretary shall determine and specify to such shareholders.

(Section 7.2.2, Declaration of Trust)

Quorum Requirements

The holders of outstanding shares entitled to vote and present in person or by proxy representing thirty percent (30%) of the voting power of the Trust shall constitute a quorum at any meeting of the shareholders, except that where pursuant to any provision of law, the Declaration of Trust or the By-Laws a vote shall be taken by individual series or class then outstanding shares entitled to vote and present in person or by proxy representing thirty percent (30%) of the voting power of that series or class shall be necessary to constitute a quorum for the transaction of business by that series or class. For the purposes of establishing whether a quorum is present, all shares present and entitled to vote, including abstentions and broker non-votes, shall be counted.

(Section 5.4, Bylaws)

The presence in person or by proxy of Shareholders entitled to cast at least thirty percent (30%) of the votes entitled to be cast on any particular matter shall be a quorum as to such matter; provided, however, that any lesser number shall be sufficient for matters upon which the Shareholders vote at adjournments.

(Section 7.4, Declaration of Trust)

Shareholder Liability

No personal liability for any debt, liability or obligation or expense incurred by, contracted for, or otherwise existing with respect to, the Trust or any Series or Class shall attach to any Shareholder or former Shareholder of the Trust. In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust or, if the Trust has more than one Series, the applicable Series, to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust or Series arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder’s ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust or applicable series shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust or applicable Series and satisfy any judgment thereon.*

(Article IX, Declaration of Trust)

No personal liability for any debt or obligation of the Trust shall attach to any Shareholder or former Shareholder of the Trust, and neither the Trustees, nor any officer, employee or agent of the Trust shall have any power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay by way of subscription for any Shares or otherwise.

In case any Shareholder or former Shareholder of the Trust shall be held to be personally liable solely by reason of being or having been a Shareholder and not because of such Shareholder’s acts or omissions or for some other reason, the Shareholder or former Shareholder (or, in the case of a natural person, his or her heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets of the Trust to be held harmless from and indemnified against all loss and expense arising from such liability; provided, however, there shall be no liability or obligation of the Trust arising hereunder to reimburse any Shareholder for taxes paid by reason of such Shareholder’s ownership of any Shares or for losses suffered by reason of any changes in value of any Trust assets. The Trust shall, upon request by the Shareholder or former Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon.

(Article 8, Declaration of Trust)

Pre-emptive and Appraisal Rights

The holders of Shares shall not, as such holders, have any right to acquire, purchase or subscribe for any Shares or securities of the Trust that it may hereafter issue or sell, or have any preference, preemptive, appraisal, conversion or exchange rights, except as the Trustees may determine from time to time.

(Section 4.3, Declaration of Trust)

Shareholders shall not, as Shareholders, have any right to acquire, purchase or subscribe for any Shares or other securities of the Trust which it may hereafter issue or sell, other than such right, if any, as the Trustees in their discretion may determine. Shareholders shall have no appraisal rights with respect to their Shares and, except as otherwise determined by resolution of the Trustees in their sole discretion, shall have no exchange or conversion rights with respect to their Shares.

(Section 4.8, Declaration of Trust)

Removal of Trustees by Shareholders	Any Trustee may be removed from office by action of at least two-thirds (2/3) of the voting power of the outstanding shares. (Section 5.4, Declaration of Trust)

Any Trustee may be removed with or without cause at any time by the affirmative vote of shareholders holding not less than two-thirds (2/3) of shares outstanding, cast in person or by proxy at any meeting called for that purpose.

(Section 5.7, Declaration of Trust)

*	Under Delaware law, shareholders generally are not personally liable for the obligations of a Delaware statutory trust. A shareholder is entitled to the same limitation of liability extended to stockholders of private, for-profit corporations organized under Delaware general corporation law. Similar statutory or other authority, however, limiting shareholder liability does not exist in certain states. As a result, to the extent that the New Funds or a shareholder is subject to the jurisdiction of courts in those states, the courts may not apply Delaware law, thereby subjecting the shareholder to liability. Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the obligations of the trust.

Fund Trustees and Officers. Wasatch Trust is managed by the Board of Trustees of the Wasatch Trust. ALPS Series Trust is managed by the ALPS Board. Therefore, the New Funds will have a different board of trustees from the Existing Funds. Below are the members of the board of trustees of the ALPS Series Trust:

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Ward D. Armstrong, Birth year: 1954	Trustee and Chairman	Mr. Armstrong was appointed to the Board on May 27, 2016. Mr. Armstrong was appointed Chairman of the Board at the August 24, 2017 meeting of the Board of Trustees.	Retired; Managing Partner, NorthRock Partners, LLC (October 2013 to July 2015); Managing Director, NorthRock Partners, a Private Wealth Advisory Practice of Ameriprise Financial (February 2010 to October 2013); Senior Vice President, Ameriprise Financial, Inc. (November 1984 to May 2007); President, American Express Asset Management (2002 to 2004); and Chairman, Ameriprise Trust Company (November 1996 to May 2007).	9	Mr. Armstrong is a Director of the Heartland Group, Inc. (5 funds).
J. Wayne Hutchens, Birth year: 1944	Trustee	Mr. Hutchens was elected to the Board on October 30, 2012.	Mr. Hutchens is currently retired. From April 2006 to December 2012, he served as President and CEO of the University of Colorado (CU) Foundation and from April 2009 to December 2012, he was Executive Director of the CU Real Estate Foundation. Mr. Hutchens is also Trustee of the Denver Museum of Nature and Science (2000 to present), Director of AMG National Trust Bank (June 2012 to present) and Trustee of Children’s Hospital Colorado (May 2012 to present). Prior to these positions, Mr. Hutchens spent 29 years in the banking industry, retiring as Chairman of Chase Bank Colorado.	9	Mr. Hutchens is a Director of RiverNorth Opportunity Fund (2013 to present)

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Patrick Seese, Birth year: 1971	Trustee	Mr. Seese was elected to the Board on October 30, 2012.	Mr. Seese is an owner and a Managing Director of Integris Partners, a middle-market investment banking firm serving closely-held companies, financial sponsors and public companies (February 2008 to present). Prior to this, Mr. Seese was a Managing Director of Headwaters MB, a middle-market investing banking firm (December 2003 to February 2008). Prior to that, Mr. Seese worked in Credit Suisse First Boston’s Mergers and Acquisitions Group and served as Head of Corporation Development, Katy Industries, a publicly traded industrial and consumer products company and at Deloitte & Touche LLP, where he began his career in 1994.	9	Mr. Seese is a Director of The Mile High Five Foundation (2013 to present) and SJ Panthers Foundation (2016 to present)
Interested Trustee*
Jeremy O. May, Birth year: 1970	Trustee and President	Mr. May was elected Trustee and President on October 30, 2012. Mr. May was Chairman from October 30, 2012 to August 24, 2017.	Mr. May joined ALPS in 1995 and is currently President and Director of ALPS Fund Services, Inc., ALPS Distributors, Inc., and ALPS Portfolio Solutions Distributor, Inc., Executive Vice President and Director of ALPS Holdings, Inc. and ALPS Advisors, Inc. Because of his positions with these entities, Mr. May is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. May is also on the Board of Directors of the University of Colorado Foundation and the AV Hunter Trust.	9	Mr. May is Trustee of the Reaves Utility Income Fund (1 fund) and Elevation ETF Trust (1 ETF).
Officers
Kimberly R. Storms, Birth year: 1972	Treasurer	Ms. Storms was elected Treasurer of the Trust on October 30, 2012.	Ms. Storms is Senior Vice President and Director of Fund Administration of ALPS. Because of her position with ALPS, Ms. Storms is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Storms is also Treasurer of Financial Investors Trust, Liberty All-Star Equity Fund and Liberty All-Star Growth Fund, Inc.	N/A	N/A

Name and Year of Birth	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Richard C. Noyes, Birth year: 1970	Secretary	Mr. Noyes was elected Secretary of the Trust on November 14, 2016.	Mr. Noyes joined ALPS in 2015 and is Senior Vice President and Director of Legal Administration of ALPS. Prior to joining ALPS, Mr. Noyes served as Assistant Vice President and Senior Counsel of Janus Capital Management LLC. Mr. Noyes is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Noyes is also Secretary of Westcore Trust.	N/A	N/A
Jennifer A. Craig, Birth year: 1973	Assistant Secretary	Ms. Craig was elected Assistant Secretary of the Trust on May 27, 2016.	Ms. Craig joined ALPS in 2007 and is currently Assistant Vice President and Paralegal Manager. Prior to joining ALPS, Ms. Craig was Legal Manager at Janus Capital Management LLC and served as Assistant Secretary of Janus Investment Fund, Janus Adviser Series and Janus Aspen Series. Because of her position with ALPS, Ms. Craig is deemed an affiliate of the Trust as defined under the 1940 Act. Ms. Craig is also Assistant Secretary of Clough Funds Trust, Clough Global Opportunities Fund, Clough Global Allocation Fund, Clough Global Equity Fund and Financial Investors Trust.	N/A	N/A
Alan Gattis, Birth year: 1980	Assistant Treasurer	Mr. Gattis was elected Assistant Treasurer of the Trust on August 9, 2016.	Mr. Gattis joined ALPS in 2011 and is currently Vice President and Fund Controller of ALPS. Prior to joining ALPS, Mr. Gattis was an Auditor at Spicer Jeffries LLP (2009 through 2011) and an Auditor at PricewaterhouseCoopers LLP (2004 - 2009). Because of his position with ALPS, Mr. Gattis is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Gattis is also Assistant Treasurer of Elevation ETF Trust and Financial Investors Trust.	N/A	N/A
Lucas D. Foss, Birth Year: 1977	Chief Compliance Officer (“CCO”)	Mr. Foss was elected CCO of the Trust on January 22, 2018.

Mr. Foss joined ALPS in November 2017 as Vice President and Deputy Chief Compliance Officer. Prior to his current role, Mr. Foss served as the Director of Compliance at Transamerica Asset Management (July 2015-November 2017). Deputy Chief Compliance Officer at ALPS (September 2012 – June 2015)

Compliance Manager at ALPS (January 2010 - August 2012) and a Senior Compliance Analyst at ALPS (November 2006 – December 2009). Before joining ALPS, Mr. Foss held positions at Bisys Hedge Fund Services and Deutsche Asset Management. Because of his position with ALPS, Mr. Foss is deemed an affiliate of the Trust as defined under the 1940 Act. Mr. Foss is also CCO of Harvest Volatility Edge Trust and Goehring & Rozencwajg Investment Funds.

				N/A	N/A

Other Fund Service Providers. Certain service providers of the New Funds are different from those of the Existing Funds. The current service providers to the Existing Funds and the new service providers to the New Funds are listed below.

	Existing Funds, each a series of	New Funds, each a series of
Service Providers	Wasatch Funds Trust	ALPS Series Trust
Investment Adviser	Wasatch Advisors, Inc.	Change – Seven Canyons Advisors, LLC – same portfolio management team as Wasatch Advisors, Inc.
Distributor & Principal Underwriter	ALPS Distributors, Inc.	No Change – ALPS Distributors, Inc.
Custodian	State Street Bank and Trust Company	No Change – State Street Bank and Trust Company
Transfer Agent & Dividend Disbursing Agent	UMB Fund Services, Inc.	Change – ALPS Fund Services, Inc
Accounting Agent	State Street Bank and Trust Company	Change – ALPS Fund Services, Inc.
Administrator	State Street Bank and Trust Company	Change – ALPS Fund Services, Inc.

Independent Accountants. PricewaterhouseCoopers LLP serves as the independent registered public accounting firm to the Existing Funds, and Cohen & Company, Ltd. will serve as the independent registered public accounting firm to the New Funds.

VOTING INFORMATION

Record Date, Voting Rights and Vote Required. Proxies are being solicited from the shareholders of the Existing Funds by the Wasatch Board for the Special Meeting to be held on August 16, 2018 at 10:00 a.m. Mountain Time at offices of Wasatch Funds Trust at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84108, or at such later time made necessary by adjournment. Unless revoked, all valid proxies will be voted in accordance with the instructions thereon. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization of the Existing Fund in which you hold shares.

The Wasatch Board has fixed the close of business on June 29, 2018 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Special Meeting and any adjournments thereof. Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held. As of the Record Date, the total number of issued and outstanding shares of beneficial interest of the Existing Funds was 4,549,624.9. Investor Class Shares of the Wasatch Strategic Income Fund, 9,464,140.7. Investor Class Shares of the Wasatch World Innovators Fund, and 321,252.9. Institutional Class shares of the Wasatch World Innovators Fund. Shareholders of record who own five percent or more of the Existing Funds as of the Record Date are set forth on Appendix B to this Proxy Statement. Shareholders who have the power to vote a larger percentage of shares (at least 25%) of an Existing Fund may be able to control such Existing Fund and determine the outcome of a shareholder meeting. Each Existing Fund’s Plan must be approved by the affirmative vote of the holders of a majority of the outstanding voting shares of the respective Existing Fund, as such term is defined under the 1940 Act, which means the lesser of (i) 67% of the shares of such Existing Fund present at a meeting at which more than 50% of the outstanding shares are present or represented by proxy or (ii) more than 50% of the outstanding shares of such Existing Fund. As of June 29, 2018, the trustees and officers of the Existing Funds owned, as a group, less than 1% of the outstanding shares of the Wasatch Strategic Income Fund – Investor Class, less than 1% of the outstanding shares of the Wasatch World Innovators Fund – Investor Class, and less than 1% of the outstanding shares of the Wasatch World Innovators Fund – Institutional Class.

As of June 29, 2018, Sam Stewart owns 16.60% of the outstanding shares of Wasatch Strategic Income Fund and is expected to vote in favor of the Reorganization.  Mr. Stewart also is a member and owner of Seven Canyons Advisors, LLC, the investment adviser to the New Funds.  Also, as a result of his ownership interest in Seven Canyons Advisors, LLC, Mr. Stewart has a material interest in the Reorganization.

As of June 29, 2018, Sam Stewart also owns 2.00% of the Wasatch World Innovators Fund - Investor Class and 1.93% of the Wasatch World Innovators Fund in total.

When a proxy is returned as an abstention or “broker non-vote” (i.e., shares held by brokers or nominees, typically in “street name,” as to which (i) instructions have not been received from the beneficial owners or persons entitled to vote and (ii) the broker or nominee does not have discretionary voting power on a particular matter), the shares represented by the proxy will be treated as present for purposes of determining a quorum and as votes against the Reorganization. In addition, under the rules of the New York Stock Exchange (“NYSE”), if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder’s rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power. The NYSE considers each Reorganization to be a non-routine matter that affects substantially a shareholder’s rights or privileges. As a result, these shares also will be treated as broker non-votes for purposes of the Reorganizations (but will not be treated as broker non-votes for other proposals, including adjournment of the special meeting).

Treating broker non-votes as votes against the respective Reorganization may result in the proposal not being approved, even though the votes cast in favor would have been sufficient to approve the proposal if some or all of the broker non-votes had been withheld.

How to Vote. You may vote in one of four ways

•	in person by attending the Special Meeting to be held on August 16, 2018, at 10:00 a.m. Mountain Time at the offices of Wasatch Funds Trust at 505 Wakara Way, 3rd Floor, Salt Lake City, UT, 84108, or at such later time made necessary by adjournment;

•	by completing and signing the enclosed proxy ballot and mailing it to us in the prepaid return envelope (if mailed in the United States);

•	by Internet at the website address listed on your proxy ballot; or

•	by calling the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE “CONTROL NUMBER” THAT APPEARS ON YOUR PROXY BALLOT.

Proxies. If you properly authorize your proxy by internet or telephone, or by executing and returning the enclosed proxy card by mail, and your proxy is not subsequently revoked, your vote will be cast at the Special Meeting and at any postponement or adjournment thereof. If you give instructions, your vote will be cast in accordance with those instructions. If you return your signed proxy card without instructions, your vote will be cast in favor of the Reorganization. A proxy with respect to shares held in the name of two or more persons is valid and will be counted if executed by any one of them unless at or prior to its use the Existing Fund receives written notification to the contrary from any one of such persons.

The shares represented by each valid proxy received in time will be voted at the Special Meeting as specified. If no specification is made, the shares represented by a duly executed proxy will be voted for approval of the respective Reorganization and at the discretion of the holders of the proxy on any other matter that may come before the Special Meeting that Wasatch Trust did not have notice of a reasonable time prior to the mailing of this Proxy Statement/Prospectus. You may revoke your proxy at any time before it is exercised by (i) submitting a duly executed proxy bearing a later date, (ii) submitting a written notice to the Secretary of Wasatch Trust revoking the proxy, or (iii) attending and voting in person at the Meeting, or the adjournment or postponement thereof.

Quorum and Adjournments. Under the By-laws of the Wasatch Trust, outstanding shares entitled to vote and present in person or by proxy representing 30% of the voting power of the respective Existing Fund shall be necessary to constitute a quorum for the transaction of business by that Existing Series.

The Special Meeting may, by action of the person presiding, be adjourned with respect to one or more matters to be considered at such meeting, if a quorum is not present with respect to such matter. The Special Meeting may, by motion of the person presiding, be adjourned with respect to one or more matters to be considered at such meeting, even if a quorum is present with respect to such matters, when such adjournment is approved by the vote of holders of shares representing a majority of the voting power of the shares present and entitled to vote with respect to the matter or matters adjourned. Unless a proxy is otherwise limited in this regard, any shares present and entitled to vote at a meeting that are represented by broker non-votes, may, at the discretion of the proxies named therein, be voted in favor of such an adjournment.

The Existing Funds expect that the solicitation of proxies will be primarily by mail and telephone, but may also include facsimile, Internet and oral communications. AST Fund Solutions, LLC, a proxy solicitation firm, has been retained to assist in the solicitation of proxies. If the Existing Funds do not receive your vote, you may also be contacted by a representative of UMB Fund Solutions, the Existing Funds' transfer agent, who will remind you to vote your shares and help you return your proxy.All expenses related to the Reorganization, including the Special Meeting and costs associated with the solicitation of proxies (estimated to be approximately $320,000), will be paid by Seven Canyons Advisors.

INFORMATION ABOUT THE EXISTING FUND AND NEW FUND

Information concerning the operation, management, investment objective(s), principal investment strategies, performance history, and principal risks of the Existing Funds can be found in the Wasatch Investor Class Prospectus and the Wasatch Institutional Class Prospectus. Additional Information about the Existing Funds is also included in the Wasatch Investor Class SAI and the Wasatch Institutional Class SAI. Each of the aforementioned Prospectuses and Statements of Additional Information are incorporated herein by reference, and are available upon request and without charge by calling the Existing Funds at 1-800-551-1700.

Information concerning the operation, management, investment objectives, principal investment strategies and principal risks of the New Funds can be found in the New Funds’ Prospectus. Additional information about the New Funds is also included in the New Funds SAI. The Prospectus and the Statement of Additional Information of the New Funds are available upon request and without charge by calling the New Funds at 1-833-722-6966.

Each of Wasatch Trust and ALPS Series Trust are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, and files reports and other information, including proxy materials and charter documents, with the SEC. Reports, proxy statements, registration statements and other information filed by Wasatch Trust and ALPS Series Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

The financial statements of the Existing Funds for the fiscal year ended September 30, 2017 have been audited by PricewaterhouseCoopers LLP, its independent registered public accounting firm, and are contained in the Annual Report to shareholders. Wasatch Trust will furnish, without charge, a copy of the Annual and Semi-Annual Reports upon request. Requests should be made by calling toll-free 1-800-551-1700 or by visiting www.wasatchfunds.com. The Annual Report and Semi-Annual Report for the Existing Funds also is available on the SEC’s website at www.sec.gov. The New Funds have not yet commenced operations and, therefore, has not produced shareholder reports.

The Financial Highlights relating to the Existing Funds contained in the Annual Report for the fiscal year ended September 30, 2017 are included herein as Appendix C.

LEGAL MATTERS

Certain legal matters concerning the federal income tax consequences of the Reorganizations and the issuance of shares of the New Funds will be passed on by Davis Graham & Stubbs LLP.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and financial highlights of the Existing Funds incorporated into this Proxy Statement/Prospectus by reference from the Existing Funds’ Annual Report on Form N-CSR for the fiscal year ended September 30, 2017 have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. As the New Funds will not be in operation until after the Reorganization, there are currently no financials for the New Funds.

OTHER MATTERS

The Funds are not required, and do not intend, to hold regular annual meetings of shareholders. Shareholders of the Existing Funds wishing to submit proposals for consideration for inclusion in a proxy statement for the next meeting of shareholders (assuming the Reorganizations are approved) should send their written proposals to the Secretary of ALPS Series Trust, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, so that they are received within a reasonable time before any such meeting. If the Reorganizations are not approved, shareholders of the Existing Funds wishing to submit proposals for inclusion in a proxy statement for the next meeting of shareholders should send their written proposals to the respective Existing Fund at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84108. Whether a proposal is included in the proxy statement will be determined in accordance with applicable federal and state laws. The timely submission of a proposal does not guarantee its submission.

Appendix A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION - WASATCH STRATEGIC INCOME FUND

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [_____] day of [_______], 2018 by ALPS Series Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the Seven Canyons Strategic Income Fund (the “Acquiring Fund”); Wasatch Funds Trust, a Massachusetts business trust (the “Selling Trust”), on behalf of the Wasatch Strategic Income Fund (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); Seven Canyons Advisors, LLC, a Delaware limited liability company (the “Adviser”), the investment adviser to the Acquiring Fund (only for purposes of Sections 1.7, 5.10, 5.12, and 9.1 of this Agreement). The principal place of business of the Acquiring Trust is 1290 Broadway, Suite 1100, Denver, Colorado 80203; the principal place of business of the Selling Trust is 505 Wakara Way, 3rd Floor, Salt Lake City, Utah 84108; and the principal place of business of the Adviser is 1537 Chandler Dr., Salt Lake City, UT 84013.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for Investor Class shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; and
(b)	the pro rata distribution of all the Acquiring Fund Shares to the Investor Class shareholders of the Selling Fund and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund has been organized to continue the business and operations of the Selling Fund;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Acquiring Fund currently has no assets and has carried on no business activities prior to the date first written above and will have no assets and will have carried on no business activities prior to the consummation of the Reorganization, except as necessary to consummate the Reorganization and to issue the Initial Shares (as defined in Section 1.10 of this Agreement) as part of the organization of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Selling Trust, including a majority of the Independent Trustees, has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all its assets, as set forth in Section 1.2 of this Agreement, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees (a) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3 of this Agreement; and (b) to assume all the liabilities of the Selling Fund, as set forth in Section 1.3 of this Agreement. All Acquiring Fund Shares delivered to the Selling Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 of this Agreement (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date (as defined in Section 3.1 of this Agreement).

1.3 LIABILITIES TO BE ASSUMED. (a) The Selling Fund will endeavor to discharge all its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement, including, without limitation, any liabilities of the Selling Trust on behalf of the Selling Fund to indemnify the trustees and officers of the Selling Trust or any other person under the Selling Trust’s Declaration of Trust, as amended, effective as of the Closing Date (the obligation to indemnify such trustees and officers of the Selling Trust is hereafter the “Selling Trust Indemnification Obligations”).

(b) For the period beginning at the Closing Date (as defined in Section 3.1) and ending not less than six years thereafter, the Selling Trust shall maintain or cause to be maintained liability coverage reasonably acceptable to the Board of Trustees of the Selling Trust applicable to both the former and current trustees and officers of the Selling Trust for the period they served as such with respect to matters related to the Selling Fund (the “Tail Insurance”). Upon the conditions that the Acquiring Trust has paid any applicable deductible of the Tail Insurance and that the following undertaking does not negatively impact the Selling Trust’s ability to collect under the Tail Insurance or negatively impact the issuer of the Tail Insurance’s obligation to pay under the Tail Insurance, the Selling Trust agrees without limiting any rights it may have against the Acquiring Trust or Acquiring Fund that on behalf of the Selling Fund, it will seek satisfaction of any Selling Trust Indemnification Obligations from any Tail Insurance.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”):

(a) the Selling Fund will distribute, in complete liquidation of the Selling Fund, to its shareholders of record determined as of the close of business on the Valuation Date (as defined in Section 2.1 of this Agreement) (the “Selling Fund Shareholders”), all the Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1 of this Agreement on a pro rata basis; and

(b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 of this Agreement. Such distribution will be accomplished by the transfer of Acquiring Fund Shares then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3 of this Agreement, to be distributed to the Selling Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the Commonwealth of Massachusetts that may be required under state law to effect the termination of the Selling Fund, and shall file final tax returns with the State of Utah and elsewhere to the extent required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund Shares shall be paid by the Adviser.

1.8 TERMINATION. The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Massachusetts state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4 of this Agreement.

1.9 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods required under applicable law.

1.10 INITIAL SHARES. Prior to the Closing, the Acquiring Fund will issue one share of Investor Class shares of the Acquiring Fund (each, an “Initial Share” and collectively, the “Initial Shares”) to [ALPS Fund Services, Inc.] (the “Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Pricing Policy and Procedures and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as may be mutually agreed upon by the parties. The aggregate net asset value of the Acquiring Fund Shares shall be the aggregate net asset value of the Selling Fund shares computed on the Valuation Date, using the valuation procedures set forth above.

2.2 VALUATION OF SHARES. The net asset value per share of the Acquiring Fund shall be equal to the net asset value per share of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Agreement.

2.3 SHARES TO BE ISSUED. The number of full and fractional Investor Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Selling Fund shall be equal to the number of full and fractional Investor Class shares of the Selling Fund issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Investor Class shareholder of the Selling Fund will receive the number of full and fractional shares of Investor Class shares of the Acquiring Fund, equal as of the Valuation Date to the number of full and fractional Investor Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1 of this Agreement) shall be postponed, if on the Valuation Date, either:

(a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable as mutually agreed upon by the parties.

The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank & Trust Company, the Selling Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Selling Fund and confirmed by ALPS Fund Services, Inc., the Acquiring Fund’s accounting agent.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on [______ __], 2018 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the NYSE on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause State Street Bank & Trust Company, as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause UMB Fund Services, Inc., as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Secretary of the Selling Trust at the Closing (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books; and (b) a confirmation evidencing the Acquiring Fund Shares to be credited at the Closing or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b) The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust’s Declaration of Trust, as amended.

(c) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Trust’s Declaration of Trust as amended, or the Bylaws (collectively, the “Selling Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to the Selling Fund before the Closing Date, except for liabilities, if any, to be discharged as provided in Section 1.3 of this Agreement.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The annual financial statements of the Selling Fund for the fiscal year ended September 30, 2017 have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of September 30, 2017, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (recognizing that under Massachusetts law, Selling Fund shareholders under certain circumstances could be held personally liable for the obligations of the Selling Fund). All the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3 of this Agreement. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2 of this Agreement, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other applicable laws and regulations.

(n) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) From the effective date of the Registration Statement (as defined in Section 5.7 of this Agreement), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7 of this Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p) For each taxable year of its operations prior to the Closing Date, the Selling Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts state law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7 of this Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Agreement) and the filing of any documents that may be required under Massachusetts state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2 of this Agreement.

(r) The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Share, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Share issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Share immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Share so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Declaration of Trust or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Share, constitute all the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post-Effective Amendment (as defined in Section 8.6 of this Agreement), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k) From the effective date of the Registration Statement (as defined in Section 5.7 of this Agreement), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7 of this Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(l) The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7 of this Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Agreement) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2 of this Agreement, the Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL. The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

5.10 COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Adviser; and (b) the Adviser agrees that for a period of two (2) years after the Closing Date, neither the Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.11 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.12 CONFIDENTIALITY.

(a) The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, and the Adviser (the "Protected Persons") will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

6.3 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Trust has been formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of the Trust under the Declaration of Trust.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the consideration of not less than net asset value has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) Each of the Registration Statement and Post-Effective Amendment is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Declaration of Trust or Bylaws.

(f) This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Davis Graham & Stubbs LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Selling Fund prior to or at the Closing.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion from Chapman & Cutler LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Trust has been formed as a voluntary association with transferable shares of beneficial interest commonly referred to as a "Massachusetts business trust," and is existing under the laws of the Commonwealth of Massachusetts and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Selling Fund has been established as a separate series of the Trust under the Declaration of Trust.

(b) The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Declaration of Trust, as amended (assuming approval of Selling Fund shareholders has been obtained) or its Bylaws.

(e) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Chapman & Cutler LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Chapman & Cutler LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4

(a) As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to the Closing Date as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust’s trust instrument or bylaws, or of investment restrictions disclosed in the Registration Statement. The Selling Fund will, within a five (5) business days prior to the Closing Date, as such term is defined in Section 3.1 of this Agreement, furnish the Acquiring Fund with a list of the Selling Fund’s portfolio securities and other investments.

(b) Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgement of the Board of Trustees of the Selling Fund or Wasatch Advisors, Inc., such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interest of the Selling Fund.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions (or waiver by the affected parties, except for Section 8.1 and Section 8.7 of this Agreement):

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1 of this Agreement.

8.2 This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.7 The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Acquiring Trust, the Selling Trust, and their Boards of Trustees, respectively, substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata distribution by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c) No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g) The consummation of the Reorganization will not terminate the taxable year of the Selling Fund. The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7 of this Agreement.

ARTICLE IX
EXPENSES

9.1 The Funds will pay no expenses associated with their participation in the Reorganization. The Adviser will pay all expenses incurred by the Acquiring Fund and the Selling Fund in connection with this Agreement and the transactions contemplated hereby whether or not the Reorganization is consummated (the “Reorganization Expenses”). The Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the Registration Statement and amendments thereto; (b) postage; (c) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) expenses associated with special meetings of the Boards of Trustees of the Acquiring Trust and Selling Trust in connection with the Reorganization; and (h) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, the Adviser will bear full responsibility for payment of the Reorganization Expenses.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
INDEMNIFICATION

10.1       The Acquiring Trust agrees to indemnify and hold harmless the Selling Trust, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE XI
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

11.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2 Except for the covenants set forth in Sections 1.1, 1.3, 1.4, 1.9, 4.2, 5.5, 5.6, 5.10, 5.11, 5.12, 9.1, 10.1 and 11.2 of this Agreement, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII
TERMINATION

12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof to the breaching party and prior to the Closing Date;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2 In the event of any such termination, in the absence of willful breach, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, the Adviser, or their respective board members, members, shareholders and officers. In the event of willful breach, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII
AMENDMENTS

13.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIV
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, shall be responsible for the obligations of the Selling Fund or Acquiring Fund, respectively, hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV
NOTICES

15.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

[signature page follows]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ALPS SERIES TRUST, on behalf of the Seven Canyons Strategic Income Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

WASATCH FUNDS TRUST, on behalf of the Wasatch Strategic Income Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 1.7, 5.10, 5.12, and 9.1 only

SEVEN CANYONS ADVISORS, LLC

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

FORM OF AGREEMENT AND PLAN OF REORGANIZATION - WASATCH WORLD INNOVATORS FUND

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this [_______] day of [________], 2018 by ALPS Series Trust, a Delaware statutory trust (the “Acquiring Trust”), on behalf of the Seven Canyons World Innovators Fund (the “Acquiring Fund”); Wasatch Funds Trust, a Massachusetts business trust (the “Selling Trust”), on behalf of the Wasatch World Innovators Fund (the “Selling Fund”) (the Acquiring Fund and Selling Fund referred to herein as a “Fund” and collectively, the “Funds”); Seven Canyons Advisors, LLC, a Delaware limited liability company (the “Adviser”), the investment adviser to the Acquiring Fund (only for purposes of Sections 1.7, 5.10, 5.12, and 9.1 of this Agreement). The principal place of business of the Acquiring Trust is 1290 Broadway, Suite 1100, Denver, Colorado 80203; the principal place of business of the Selling Trust is 505 Wakara Way, 3rd Floor, Salt Lake City, Utah 84108; and the principal place of business of the Adviser is 1537 Chandler Dr., Salt Lake City, UT 84013.

This Agreement is intended to be and is adopted as a plan of “reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”), and the Treasury Regulations promulgated thereunder. The reorganization will consist of:

(a)	the transfer of all the assets of the Selling Fund to the Acquiring Fund, in exchange solely for Investor Class and Institutional Class shares of beneficial interest, no par value per share, of the Acquiring Fund (collectively, the “Acquiring Fund Shares”) and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund; and

(b)	the pro rata distribution of all the Investor Class and Institutional Class shares of the Acquiring Fund to the Investor Class and Institutional Class shareholders of the Selling Fund, respectively, and the termination, dissolution and complete liquidation of the Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Acquiring Trust, the Selling Fund is a separate series of the Selling Trust, the Acquiring Trust and the Selling Trust are open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and the Selling Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, the Acquiring Fund has been organized to continue the business and operations of the Selling Fund;

WHEREAS, the Acquiring Fund is authorized to issue the Acquiring Fund Shares;

WHEREAS, the Acquiring Fund currently has no assets and has carried on no business activities prior to the date first written above and will have no assets and will have carried on no business activities prior to the consummation of the Reorganization, except as necessary to consummate the Reorganization and to issue the Initial Shares (as defined in Section 1.10 of this Agreement) as part of the organization of the Acquiring Fund;

WHEREAS, the Board of Trustees of the Acquiring Trust, including a majority of the trustees who are not “interested persons” as that term is defined in Section 2(a)(19) of the 1940 Act (the “Independent Trustees”), has determined that the Reorganization is in the best interests of the Acquiring Fund; and

WHEREAS, the Board of Trustees of the Selling Trust, including a majority of the Independent Trustees, has determined that the Reorganization is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I
TRANSFER OF ASSETS OF THE SELLING FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND THE ASSUMPTION OF THE SELLING FUND’S LIABILITIES, AND TERMINATION AND LIQUIDATION OF THE SELLING FUND

1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Selling Fund agrees to transfer all its assets, as set forth in Section 1.2 of this Agreement, to the Acquiring Fund. In consideration for such transfer, the Acquiring Fund agrees (a) to deliver to the Selling Fund the number of full and fractional Acquiring Fund Shares, computed in the manner set forth in Section 2.3 of this Agreement; and (b) to assume all the liabilities of the Selling Fund, as set forth in Section 1.3 of this Agreement. All Acquiring Fund Shares delivered to the Selling Fund shall be delivered at net asset value without a sales load, commission or other similar fee being imposed. Such transactions shall take place at the closing provided for in Section 3.1 of this Agreement (the “Closing”).

1.2 ASSETS TO BE TRANSFERRED. The Selling Fund shall transfer all its assets to the Acquiring Fund, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of the Selling Fund on the Closing Date (as defined in Section 3.1 of this Agreement).

1.3 LIABILITIES TO BE ASSUMED. (a) The Selling Fund will endeavor to discharge all its known liabilities and obligations to the extent possible before the Closing Date other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. Notwithstanding the foregoing, the Acquiring Fund shall assume all liabilities of the Selling Fund, which assumed liabilities shall include all the Selling Fund’s liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement, including, without limitation, any liabilities of the Selling Trust on behalf of the Selling Fund to indemnify the trustees and officers of the Selling Trust or any other person under the Selling Trust’s Declaration of Trust, as amended, effective as of the Closing Date (the obligation to indemnify such trustees and officers of the Selling Trust is hereafter the “Selling Trust Indemnification Obligations”).

(b) For the period beginning at the Closing Date (as defined in Section 3.1) and ending not less than six years thereafter, the Selling Trust shall maintain or cause to be maintained liability coverage reasonably acceptable to the Board of Trustees of the Selling Trust applicable to both the former and current trustees and officers of the Selling Trust for the period they served as such with respect to matters related to the Selling Fund (the “Tail Insurance”). Upon the conditions that the Acquiring Trust has paid any applicable deductible of the Tail Insurance and that the following undertaking does not negatively impact the Selling Trust’s ability to collect under the Tail Insurance or negatively impact the issuer of the Tail Insurance’s obligation to pay under the Tail Insurance, the Selling Trust agrees without limiting any rights it may have against the Acquiring Trust or Acquiring Fund that on behalf of the Selling Fund, it will seek satisfaction of any Selling Trust Indemnification Obligations from any Tail Insurance.

1.4 LIQUIDATION AND DISTRIBUTION. On or as soon after the Closing Date as is possible, but no later than six (6) months after the Closing Date (the “Liquidation Date”):

(a) the Selling Fund will distribute, in complete liquidation of the Selling Fund, to its shareholders of record of each class determined as of the close of business on the Valuation Date (as defined in Section 2.1 of this Agreement) (the “Selling Fund Shareholders”), all the corresponding classes of Acquiring Fund Shares received by the Selling Fund pursuant to Section 1.1 of this Agreement on a pro rata basis within the applicable class; and

(b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in Section 1.8 of this Agreement. Such distribution will be accomplished with respect to each class of shares of the Selling Fund by the transfer of Acquiring Fund Shares representing the corresponding class then credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders of such class, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be redeemed by the Selling Trust and canceled on its books. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

1.5 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Shares of the Acquiring Fund will be issued at the Closing to the Selling Fund, in an amount computed in the manner set forth in Section 2.3 of this Agreement, to be distributed to the Selling Fund Shareholders.

1.6 STATE FILINGS. Promptly following the Closing Date, the Selling Trust shall make any filings with the Commonwealth of Massachusetts that may be required under state law to effect the termination of the Selling Fund, and shall file final tax returns with the State of Utah and elsewhere to the extent required under applicable law.

1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred. Notwithstanding the foregoing, any other transfer taxes payable upon the issuance of the Acquiring Fund Shares shall be paid by the Adviser.

1.8 TERMINATION. The Selling Fund shall be dissolved, terminated and have its affairs wound up in accordance with Massachusetts state law, promptly following the Closing Date and the making of all distributions pursuant to Section 1.4 of this Agreement.

1.9 BOOKS AND RECORDS. All books and records of the Selling Fund, including all books and records required to be maintained under the 1940 Act and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and copies thereof shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date. The Acquiring Fund shall maintain all books and records relating to the Reorganization for the time periods required under applicable law.

1.10 INITIAL SHARES. Prior to the Closing, the Acquiring Fund will issue one share of Investor Class and Institutional Class shares of the Acquiring Fund (each, an “Initial Share” and collectively, the “Initial Shares”) to [ALPS Fund Services, Inc.] (the “Sole Shareholder”) in exchange for Ten Dollars ($10.00) per share for the sole purpose of allowing the Sole Shareholder to approve certain organizational items on behalf of the Acquiring Fund. The Initial Shares shall be redeemed and cancelled by the Acquiring Fund in exchange for Ten Dollars ($10.00) per share immediately prior to the Closing.

ARTICLE II
VALUATION

2.1 VALUATION OF ASSETS AND LIABILITIES. The value of the Selling Fund’s net assets shall be the value of all the Selling Fund’s assets computed as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the Closing Date (such time and date being hereinafter called the “Valuation Date”) after the declaration and payment of any dividends and/or other distributions on that date, less the amount of all the Selling Fund’s liabilities. The value of the Selling Fund’s assets and liabilities shall be determined by using the valuation procedures set forth in the Selling Trust’s Pricing Policy and Procedures and the Selling Fund’s then-current prospectus and statement of additional information, or such other valuation procedures as may be mutually agreed upon by the parties. The aggregate net asset value of the Acquiring Fund Shares shall be the aggregate net asset value of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth above.

2.2 VALUATION OF SHARES. The net asset value per share for the Investor Class and Institutional Class of the Acquiring Fund shall be equal to the net asset value per share for the Investor Class and Institutional Class, respectively, of the Selling Fund computed on the Valuation Date, using the valuation procedures set forth in Section 2.1 of this Agreement.

2.3 SHARES TO BE ISSUED. The number of full and fractional Investor Class and Institutional Class shares to be issued by the Acquiring Fund in exchange for the net assets of the Selling Fund shall be equal to the number of full and fractional Investor Class and Institutional Class shares of the Selling Fund, respectively, issued and outstanding on the Valuation Date, calculated to the third decimal place after the decimal point. Each Investor Class and Institutional Class shareholder of the Selling Fund will receive the number of full and fractional shares of Investor Class and Institutional Class shares of the Acquiring Fund, respectively, equal as of the Valuation Date to the number of full and fractional Investor Class and Institutional Class shares of the Selling Fund held by that shareholder immediately prior to the Reorganization, calculated to the third decimal place after the decimal point.

2.4 EFFECT OF SUSPENSION IN TRADING. The Valuation Date and Closing Date (as defined in Section 3.1 of this Agreement) shall be postponed, if on the Valuation Date, either:

(a) the NYSE or another primary exchange on which the portfolio securities of the Acquiring Fund or the Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or

(b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Selling Fund is impracticable as mutually agreed upon by the parties.

The postponement shall continue until the first business day after the day when trading is fully resumed and reporting is restored.

2.5 DETERMINATION OF VALUE. All computations of value shall be made by State Street Bank & Trust Company, the Selling Fund’s accounting agent, in accordance with its regular practice in pricing the shares and assets of the Selling Fund and confirmed by ALPS Fund Services, Inc., the Acquiring Fund’s accounting agent.

ARTICLE III
CLOSING AND CLOSING DATE

3.1 CLOSING DATE. The Closing shall occur on [______ __], 2018 or such other date as the parties may agree in writing (the “Closing Date”). Unless otherwise provided, all acts taking place at the Closing shall be deemed to take place immediately after the close of regular trading on the NYSE on the Valuation Date. The Closing shall be held immediately after the close of regular trading on the NYSE at the offices of ALPS Fund Services, Inc. in Denver, Colorado or at such other time and/or place as the parties may agree.

3.2 CUSTODIAN’S CERTIFICATE. The Selling Fund shall cause State Street Bank & Trust Company, as custodian for the Selling Fund (the “Custodian”), to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that (a) the Selling Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable U.S. federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund. The Selling Fund’s portfolio securities represented by a certificate or other written instrument shall be presented by the Custodian for the Selling Fund to the custodian for the Acquiring Fund for examination no later than five (5) business days preceding the Closing Date and transferred and delivered by the Selling Fund as of the Closing Date for the account of the Acquiring Fund, duly endorsed in proper form for the transfer in such condition as to constitute good delivery thereof.

3.3 TRANSFER AGENT’S CERTIFICATE. The Selling Fund shall cause UMB Fund Services, Inc., as transfer agent for the Selling Fund, to deliver to the Acquiring Fund at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of the Selling Fund Shareholders, and the number, class and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing. The Acquiring Fund shall issue and deliver or cause ALPS Fund Services, Inc., its transfer agent, to issue and deliver to the Secretary of the Selling Trust at the Closing (a) a certificate as to the opening of accounts in the Selling Fund Shareholders’ names on the Acquiring Fund’s share transfer books; and (b) a confirmation evidencing the Acquiring Fund Shares by class to be credited at the Closing or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund’s account on the books of the Acquiring Fund.

3.4 DELIVERY OF ADDITIONAL ITEMS. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request to effect the transactions contemplated by this Agreement.

ARTICLE IV
REPRESENTATIONS AND WARRANTIES

4.1 REPRESENTATIONS OF THE SELLING FUND. The Selling Trust, on behalf of the Selling Fund, represents and warrants to the Acquiring Fund as follows:

(a) The Selling Trust is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts.

(b) The Selling Fund is a separate series of the Selling Trust duly authorized in accordance with the applicable provisions of the Selling Trust’s Declaration of Trust, as amended.

(c) The Selling Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in the violation of any provision of the Selling Trust’s Declaration of Trust as amended, or the Bylaws (collectively, the “Selling Trust Governing Documents”) or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

(e) Except for conversion fees to be payable to the Selling Fund’s transfer agent and custodian in connection with the Reorganization or as otherwise disclosed in writing to and accepted by the Acquiring Fund, the Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to the Selling Fund before the Closing Date, except for liabilities, if any, to be discharged as provided in Section 1.3 of this Agreement.

(f) No litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form a reasonable basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

(g) The annual financial statements of the Selling Fund for the fiscal year ended September 30, 2017 have been prepared in accordance with generally accepted accounting principles and have been audited by an independent registered public accounting firm, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Selling Fund as of September 30, 2017, and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

(h) Since the date of the financial statements referred to in subsection (g) above, there have been no material adverse changes in the Selling Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business) and there are no known contingent liabilities of the Selling Fund arising after such date, except as otherwise disclosed in writing to and accepted by the Acquiring Fund. For the purposes of this subsection (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

(i) All U.S. federal, state, local and other tax returns and reports of the Selling Fund required by law to be filed by it (taking into account permitted extensions for filing) have been timely filed and are correct in all material respects. All U.S. federal, state, local and other taxes required to be paid (whether shown on any such return or report) have been paid, or provision shall have been made for the payment thereof and any such unpaid taxes are properly reflected on the financial statements referred to in subsection (h) above. To the best of the Selling Fund’s knowledge, no tax authority is currently auditing or preparing to audit the Selling Fund, and no assessment for taxes, interest, additions to tax, or penalty has been asserted or threatened against the Selling Fund.

(j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund (recognizing that under Massachusetts law, Selling Fund shareholders under certain circumstances could be held personally liable for the obligations of the Selling Fund). All the issued and outstanding shares of the Selling Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the records of the Selling Fund’s transfer agent as provided in Section 3.3 of this Agreement. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any shares of the Selling Fund, and has no outstanding securities convertible into shares of the Selling Fund.

(k) At the time of the Closing, the Selling Fund will have good and marketable title to the Selling Fund’s assets to be transferred to the Acquiring Fund pursuant to Section 1.2 of this Agreement, and full right, power, and authority to sell, assign, transfer, and deliver such assets, and, upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto, subject to no other restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the “1933 Act”), except those restrictions as to which the Acquiring Fund has received notice and necessary documentation at or prior to the Closing.

(l) Other than approval by the Selling Fund Shareholders, the execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with applicable U.S. federal securities and other applicable laws and regulations.

(n) The current prospectus and statement of additional information of the Selling Fund conform in all material respects to the applicable requirements of the 1933 Act, and the 1940 Act and the rules and regulations thereunder and do not include, with respect to the Selling Trust or the Selling Fund, any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(o) From the effective date of the Registration Statement (as defined in Section 5.7 of this Agreement), through the time of the meeting of the Selling Fund Shareholders and on the Closing Date, any written information furnished by the Selling Fund for use in the Proxy Materials (as defined in Section 5.7 of this Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(p) For each taxable year of its operations prior to the Closing Date, the Selling Fund (i) has elected to qualify, and has qualified, as a “regulated investment company” under Subchapter M of the Code (a “RIC”), (ii) has been eligible to and has computed its U.S. federal income tax under Section 852 of the Code, and (iii) has been, and will be as of the Closing Date treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code. The Selling Fund will qualify as a RIC as of the Closing Date and will have satisfied as of the close of its most recent prior quarter of its taxable year, the diversification requirements of Section 851(b)(3) of the Code without regard to the last sentence of Section 851(d)(1) of the Code. The Selling Fund has not taken any action, caused any action to be taken or caused any action to fail to be taken which action or failure could cause the Selling Fund to fail to qualify as a RIC under the Code.

(q) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), the 1940 Act or Massachusetts state law, as applicable, for the execution of this Agreement by the Selling Trust on behalf of the Selling Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7 of this Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Agreement) and the filing of any documents that may be required under Massachusetts state law and except for such other consents, approvals, authorizations and filings as have been made or received and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in Section 5.2 of this Agreement.

(r) The Selling Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Selling Trust.

4.2 REPRESENTATIONS OF THE ACQUIRING FUND. The Acquiring Trust, on behalf of the Acquiring Fund, represents and warrants to the Selling Fund as follows:

(a) The Acquiring Trust is a statutory trust, duly organized, validly existing and in good standing under the laws of the State of Delaware.

(b) The Acquiring Fund is a separate series of the Acquiring Trust duly authorized in accordance with the applicable provisions of the Acquiring Trust’s Declaration of Trust.

(c) The Acquiring Trust is registered as an open-end management investment company under the 1940 Act, and such registration has not been revoked or rescinded and is in full force and effect.

(d) The Acquiring Fund was formed solely for the purpose of effecting the Reorganization, has not commenced operations or engaged in any business and will not do so until after the Closing and, except with respect to the consideration received in exchange for the issuance of the Initial Shares, has not owned any assets and will not own any assets prior to the Closing. There shall be no issued and outstanding shares of the Acquiring Fund prior to the Closing Date other than the Initial Shares issued to the Sole Shareholder in association with the organization of the Acquiring Fund. The Acquiring Fund will redeem and cancel such Initial Shares immediately prior to the Closing in exchange for an amount equal to the consideration received by the Acquiring Fund for such Initial Shares so that the Acquiring Fund will own no assets at the time of the Closing.

(e) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not result, in a violation of the Acquiring Trust’s Declaration of Trust or Bylaws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

(f) No litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Trust or the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Trust or the Acquiring Fund to carry out the transactions contemplated by this Agreement. Neither the Acquiring Trust nor the Acquiring Fund knows of any facts that might form a reasonable basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

(g) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

(h) The Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized and will, after taking into account the redemption and cancellation of the Initial Shares, constitute all the issued and outstanding shares of the Acquiring Fund as of the Closing Date. When so issued and delivered, such shares will be duly and validly issued shares of the Acquiring Fund, and will be fully paid and non-assessable. The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, and has no outstanding securities convertible into shares of the Acquiring Fund.

(i) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with U.S. federal securities and other laws and regulations.

(j) The prospectus and statement of additional information of the Acquiring Fund filed as part of the Post-Effective Amendment (as defined in Section 8.6 of this Agreement), which will become effective prior to the Closing Date, conform, and as of the effective date of the Post-Effective Amendment will conform, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not, and as of the effective date of the Post-Effective Amendment will not, include, with respect to the Acquiring Trust or the Acquiring Fund, any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(k) From the effective date of the Registration Statement (as defined in Section 5.7 of this Agreement), through the time of the meeting of the Selling Fund shareholders and on the Closing Date, any written information furnished by the Acquiring Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in Section 5.7 of this Agreement), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

(l) The Acquiring Fund (i) will elect to be taxed as a RIC, will qualify for the tax treatment afforded RICs under the Code for its taxable year that includes the Closing Date, and intends to continue to qualify for such treatment for its subsequent taxable years, (ii) will be eligible to compute its U.S. federal income tax under Section 852 of the Code for the taxable year that includes the Closing Date, and (iii) will be treated as a separate corporation for U.S. federal income tax purposes pursuant to Section 851(g) of the Code for the taxable year that includes the Closing Date.

(m) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, or the performance of this Agreement by the Acquiring Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement (as defined in Section 5.7 of this Agreement) and the Post-Effective Amendment (as defined in Section 8.6 of this Agreement) and the filing of any documents that may be required under Delaware state law and except for such other consents, approvals, authorizations and filings as have been made or received and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

(n) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state securities laws as it may deem appropriate to continue its operations after the Closing Date.

(o) The Acquiring Trust’s Board of Trustees satisfies the fund governance standards defined in Rule 0-1(a)(7) under the 1940 Act as they currently apply to the Acquiring Trust.

ARTICLE V
COVENANTS OF ACQUIRING FUND AND SELLING FUND

5.1 OPERATION IN ORDINARY COURSE. Subject to Section 1.2 of this Agreement, the Selling Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions, any other distribution necessary or desirable to avoid U.S. federal income or excise taxes, and shareholder purchases and redemptions. The Acquiring Fund shall not conduct any business prior to the Closing Date, other than such activity as is necessary to consummate the transactions contemplated by this Agreement. No party shall take any action that would, or reasonably would be expected to, result in any of its representations and warranties set forth in this Agreement being or becoming untrue in any material respect.

5.2 SHAREHOLDER APPROVAL. The Selling Fund will call a special meeting of Selling Fund shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3 INVESTMENT REPRESENTATION. The Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4 ADDITIONAL INFORMATION. The Selling Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund’s shares as permitted by shareholder account registrations.

5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Fund will take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date. In particular, the Selling Fund covenants that it will, as and when reasonably requested by the Acquiring Fund, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Fund may reasonably deem necessary or desirable in order to vest in and confirm the Acquiring Fund’s title to and possession of all the Selling Fund’s assets and otherwise to carry out the intent and purpose of this Agreement.

5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Selling Trust shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund and which will be certified by the Selling Trust’s Treasurer, a statement of the earnings and profits of the Selling Fund for U.S. federal income tax purposes, as well as any net operating loss carryovers and capital loss carryovers, that will be carried over to the Acquiring Fund as a result of Section 381 of the Code.

5.7 PREPARATION OF REGISTRATION STATEMENT AND PROXY MATERIALS. The Acquiring Trust will prepare and file with the Securities and Exchange Commission (the “Commission”) a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to the Selling Fund Shareholders (the “Registration Statement”). The Registration Statement shall include a proxy statement of the Selling Fund and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statement shall be in compliance in all material respects with the 1933 Act, the 1934 Act, and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the proxy statement and related materials (the “Proxy Materials”), for inclusion therein, in connection with the meeting of Selling Fund shareholders to consider the approval of this Agreement and the transactions contemplated herein.

5.8 REPORTING RESPONSIBILITY. Any reporting responsibility of the Selling Fund, including, without limitation, the responsibility for filing of regulatory reports, tax returns or other documents with the Commission, any state securities commission, and any U.S. federal, state or local tax authorities or any other relevant authority, is and shall remain the responsibility of the Selling Fund.

5.9 TAX STATUS OF REORGANIZATION. The parties intend that the Reorganization will qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. None of the Selling Trust, the Selling Fund, the Acquiring Trust or the Acquiring Fund shall (either before or after the Closing Date) take any action or cause any action to be taken (including, without limitation the filing of any tax return) that is inconsistent with such treatment or that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a)(1)(F) of the Code. At or prior to the Closing Date, the parties to this Agreement will take such reasonable action, or cause such action to be taken, as is reasonably necessary to enable Davis Graham & Stubbs LLP to render the tax opinion contemplated in this Agreement.

5.10 COMPLIANCE WITH SECTION 15(f) OF THE 1940 ACT. (a) The Acquiring Trust agrees that for a period of three (3) years after the Closing Date, the Acquiring Trust will maintain the composition of its Board of Trustees so that at least 75% of the board members of the Acquiring Fund or the Acquiring Trust, as applicable (or any successor) are not “interested persons” (as defined in the 1940 Act) of the Adviser; and (b) the Adviser agrees that for a period of two (2) years after the Closing Date, neither the Adviser nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund (or any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

5.11 STATEMENT OF ASSETS AND LIABILITIES. The Selling Fund shall, as soon as is reasonably practicable after the Closing Date, deliver to the Acquiring Fund a statement of the Selling Fund’s assets and liabilities, together with a list of the Selling Fund’s portfolio securities showing the tax basis of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Selling Trust.

5.12 CONFIDENTIALITY.

(a) The Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, and the Adviser (the "Protected Persons") will hold, and will cause their board members, officers, employees, representatives, agents and affiliates to hold, in strict confidence, and not disclose to any other person, and not use in any way except in connection with the transactions herein contemplated, without the prior written consent of the other Protected Persons, all non-public, confidential or proprietary information obtained from the other Protected Persons in connection with the transactions contemplated by this Agreement, except such information may be disclosed (i) to governmental or regulatory bodies, and, where necessary, to any other person in connection with the obtaining of consents or waivers as contemplated by this Agreement; (ii) if required by court order or decree or applicable law; (iii) if it is publicly available through no act or failure to act of such party; (iv) if it was already known to such party on a non-confidential basis on the date of receipt; (v) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (vi) if it is otherwise expressly provided for herein.

(b) In the event of a termination of this Agreement, the Protected Persons agree that they along with their board members, employees, representatives, agents and affiliates shall, and shall cause their affiliates to, except with the prior written consent of the other Protected Persons, keep secret and retain in strict confidence, and not use for the benefit of itself or themselves, nor disclose to any other persons, any and all non-public, confidential or proprietary information relating to the other Protected Persons and their related parties and affiliates, whether obtained through their due diligence investigation, this Agreement or otherwise, except such information may be disclosed (i) if required by court order or decree or applicable law; (ii) if it is publicly available through no act or failure to act of such party; (iii) if it was already known to such party on a non-confidential basis on the date of receipt; (iv) during the course of or in connection with any litigation, government investigation, arbitration, or other proceedings based upon or in connection with the subject matter of this Agreement, including, without limitation, the failure of the transactions contemplated hereby to be consummated; or (v) if it is otherwise expressly provided for herein.

ARTICLE VI
CONDITION PRECEDENT TO OBLIGATIONS OF THE SELLING FUND

The obligations of the Selling Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

6.1 All representations, covenants, and warranties of the Acquiring Trust and the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Acquiring Fund shall have delivered to the Selling Fund a certificate executed in the Acquiring Fund’s name by the Acquiring Trust’s President and its Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

6.2 The Acquiring Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Acquiring Fund prior to or at the Closing.

6.3 The Selling Fund shall have received on the Closing Date an opinion from Davis Graham & Stubbs LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Selling Fund substantially to the effect that:

(a) The Acquiring Trust has been formed as a statutory trust and is existing under the laws of the State of Delaware and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Acquiring Fund has been established as a separate series of the Trust under the Declaration of Trust.

(b) The Acquiring Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) Assuming that the consideration of not less than net asset value has been paid, the Acquiring Fund Shares to be issued and delivered to the Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

(d) Each of the Registration Statement and Post-Effective Amendment is effective and to such counsel’s knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Fund of the transactions contemplated herein, except as have been obtained.

(e) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Acquiring Trust’s Declaration of Trust or Bylaws.

(f) This Agreement has been duly authorized, executed and delivered by the Acquiring Trust on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Selling Trust, on behalf of the Selling Fund, is a valid and binding obligation of the Acquiring Trust on behalf of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Davis Graham & Stubbs LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Davis Graham & Stubbs LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

ARTICLE VII
CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject to the fulfillment or waiver of the following conditions:

7.1 All representations, covenants, and warranties of the Selling Trust and the Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date. The Selling Fund shall have delivered to the Acquiring Fund on the Closing Date a certificate executed in the Selling Fund’s name by the Selling Trust’s President and Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.2 The Selling Fund shall have performed and complied in all material respects with all terms, conditions, covenants, obligations, agreements and restrictions required by this Agreement to be performed or complied with by the Selling Fund prior to or at the Closing.

7.3 The Acquiring Fund shall have received on the Closing Date an opinion from Chapman & Cutler LLP, dated as of the Closing Date, in a form reasonably satisfactory to the Acquiring Fund substantially to the effect that:

(a) The Selling Trust has been formed as a voluntary association with transferable shares of beneficial interest commonly referred to as a "Massachusetts business trust," and is existing under the laws of the Commonwealth of Massachusetts and, as far as counsel’s knowledge, has the power as a business trust under its Declaration of Trust to carry on its business as an open-end investment company. The Selling Fund has been established as a separate series of the Trust under the Declaration of Trust.

(b) The Selling Trust is registered as an investment company under the 1940 Act, and, to such counsel’s knowledge, such registration under the 1940 Act is in full force and effect.

(c) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by the Selling Fund of the transactions contemplated herein, except as have been obtained.

(d) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Selling Trust’s Declaration of Trust, as amended (assuming approval of Selling Fund shareholders has been obtained) or its Bylaws.

(e) This Agreement has been duly authorized, executed and delivered by the Selling Trust on behalf of the Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Acquiring Trust on behalf of the Acquiring Fund, is a valid and binding obligation of the Selling Trust on behalf of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles.

In rendering its opinion, Chapman & Cutler LLP may rely on local state counsel. Such opinion shall be based on customary assumptions and such representations as Chapman & Cutler LLP and local counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations.

7.4

(a) As of the Closing Date, the assets of the Selling Fund to be acquired by the Acquiring Fund will include no assets which the Acquiring Fund has identified to the Selling Fund at least two (2) business days prior to the Closing Date as being unsuitable for the Acquiring Fund to acquire by reason of limitations in the Acquiring Trust’s trust instrument or bylaws, or of investment restrictions disclosed in the Registration Statement. The Selling Fund will, within a five (5) business days prior to the Closing Date, as such term is defined in Section 3.1 of this Agreement, furnish the Acquiring Fund with a list of the Selling Fund’s portfolio securities and other investments.

(b) Notwithstanding the foregoing, nothing herein will require the Selling Fund to dispose of any investments or securities if, in the reasonable judgement of the Board of Trustees of the Selling Fund or Wasatch Advisors, Inc., such disposition would adversely affect the status of the Reorganization as a “reorganization” as such term is used in the Code or would otherwise not be in the best interest of the Selling Fund.

ARTICLE VIII
FURTHER CONDITIONS PRECEDENT

The obligations of each Fund shall also be subject to the fulfillment of the following conditions (or waiver by the affected parties, except for Section 8.1 and Section 8.7 of this Agreement):

8.1 This Agreement and the transactions contemplated herein, with respect to the Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Selling Fund in accordance with applicable law and the provisions of the Selling Trust Governing Documents. Notwithstanding anything herein to the contrary, neither Fund may waive the conditions set forth in this Section 8.1 of this Agreement.

8.2 This Agreement and the transactions contemplated herein shall have been approved by the Board of Trustees of the Acquiring Trust and the Board of Trustees of the Selling Trust, and each Fund shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3 The Acquiring Trust, on behalf of and with respect to the Acquiring Fund, shall have entered into or adopted any and all agreements necessary for the Acquiring Fund’s operation as a series of an open-end investment company.

8.4 On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.5 All required consents of other parties and all other consents, orders, and permits of U.S. federal, state and local regulatory authorities (including those of the Commission and of state securities authorities, including any necessary “no-action” positions and exemptive orders from such U.S. federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained.

8.6 The post-effective amendment to the Acquiring Trust’s registration statement on Form N-1A relating to the Acquiring Fund Shares under the 1933 Act and the 1940 Act, as applicable (the “Post-Effective Amendment”), shall have become effective, and any additional post-effective amendments to any such registration statement as are determined by the Trustees of the Acquiring Trust to be necessary and appropriate shall have been filed with the Commission and shall have become effective; and no stop order suspending the effectiveness of such registration statement shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act. The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.

8.7 The Funds shall have received an opinion of Davis Graham & Stubbs LLP, addressed to the Acquiring Trust, the Selling Trust, and their Boards of Trustees, respectively, substantially to the effect that with respect to the Reorganization for U.S. federal income tax purposes:

(a) The transfer of all the Selling Fund’s assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund followed by the pro rata distribution, by class, by the Selling Fund of all the Acquiring Fund Shares to the Selling Fund Shareholders in complete liquidation of the Selling Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code and the Acquiring Fund and the Selling Fund will each be a “party to a reorganization,” within the meaning of Section 368(b) of the Code, with respect to the Reorganization.

(b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of all the assets of the Selling Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund.

(c) No gain or loss will be recognized by the Selling Fund upon the transfer of all the Selling Fund’s assets to the Acquiring Fund solely in exchange for the Acquiring Fund Shares and the assumption by the Acquiring Fund of all the liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of the Acquiring Fund Shares to the Selling Fund Shareholders solely in exchange for such shareholders’ shares of the Selling Fund in complete liquidation of the Selling Fund.

(d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares solely for Acquiring Fund Shares in the Reorganization.

(e) The aggregate basis of the Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided such Selling Fund shares are held as capital assets at the time of the Reorganization.

(f) The basis of the Selling Fund’s assets transferred to the Acquiring Fund will be the same as the basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

(g) The consummation of the Reorganization will not terminate the taxable year of the Selling Fund. The part of the taxable year of the Selling Fund before the Reorganization and part of the taxable year of the Acquiring Fund after the Reorganization will constitute a single taxable year of the Acquiring Fund.

No opinion will be expressed as to (1) the effect of the Reorganization on (A) the taxable year of any Selling Fund shareholder, or (B) the Selling Fund or the Acquiring Fund with respect to any stock held in a passive foreign investment company as defined in Section 1297(a) of the Code or (2) any other U.S. federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.

Such opinion shall be based on customary assumptions and such representations as tax counsel may reasonably request of the Funds, and the Selling Fund and the Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Selling Fund may waive the conditions set forth in this Section 8.7 of this Agreement.

ARTICLE IX
EXPENSES

9.1 The Funds will pay no expenses associated with their participation in the Reorganization. The Adviser will pay all expenses incurred by the Acquiring Fund and the Selling Fund in connection with this Agreement and the transactions contemplated hereby whether or not the Reorganization is consummated (the “Reorganization Expenses”). The Reorganization Expenses include, but are not limited to: (a) expenses associated with the preparation and filing of the Registration Statement and amendments thereto; (b) postage; (c) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; (g) expenses associated with special meetings of the Boards of Trustees of the Acquiring Trust and Selling Trust in connection with the Reorganization; and (h) other related administrative or operational costs (including, for example, brokerage commissions, transfer fees, exchange fees, and securities registration fees). For avoidance of doubt, if the Reorganization is not consummated, the Adviser will bear full responsibility for payment of the Reorganization Expenses.

9.2 Each party represents and warrants to the other that there is no person or entity entitled to receive any broker’s fees or similar fees or commission payments in connection with the transactions provided for herein.

9.3 Notwithstanding the foregoing, expenses will in any event be paid by the party directly incurring such expenses if and to the extent that the payment by another party of such expenses would result in the disqualification of the Selling Fund or the Acquiring Fund, as the case may be, as a RIC.

ARTICLE X
INDEMNIFICATION

10.1 The Acquiring Trust agrees to indemnify and hold harmless the Selling Trust, its directors and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which any such indemnified party may become subject, insofar as any such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Acquiring Trust or the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement.

ARTICLE XI
ENTIRE AGREEMENT; SURVIVAL OF COVENANTS

11.1 The parties agree that no party has made to the other parties any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between and among the parties.

11.2 Except for the covenants set forth in Sections 1.1, 1.3, 1.4, 1.9, 4.2, 5.5, 5.6, 5.10, 5.11, 5.12, 9.1, 10.1 and 11.2 of this Agreement, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall not survive the consummation of the transactions contemplated hereunder.

ARTICLE XII
TERMINATION

12.1 This Agreement may be terminated by the mutual agreement of the Acquiring Trust and the Selling Trust and such termination may be effected by the Presidents of the Acquiring Trust and the Selling Trust in writing without further action by their respective Boards of Trustees. In addition, either the Acquiring Trust or the Selling Trust may at its option terminate this Agreement at or before the Closing Date due to:

(a) a material breach by the other party of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within thirty (30) days of written notice thereof to the breaching party and prior to the Closing Date;

(b) a condition precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c) a determination by the Board of Trustees of the Acquiring Trust or the Board of Trustees of the Selling Trust that the consummation of the transactions contemplated herein is not in the best interests of the Acquiring Fund or Selling Fund, respectively.

12.2 In the event of any such termination, in the absence of willful breach, there shall be no liability for damages on the part of the Acquiring Trust, the Acquiring Fund, the Selling Trust, the Selling Fund, the Adviser, or their respective board members, members, shareholders and officers. In the event of willful breach, all remedies at law or in equity of the party adversely affected shall survive.

ARTICLE XIII
AMENDMENTS

13.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquiring Trust and the Selling Trust as specifically authorized by their respective Boards of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by the Selling Fund pursuant to Section 5.2 of this Agreement, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

ARTICLE XIV
HEADINGS; COUNTERPARTS; GOVERNING LAW;
ASSIGNMENT; LIMITATION OF LIABILITY

14.1 The article and section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without regard to conflict of laws.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this section, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 It is expressly agreed that the obligations of each Fund hereunder shall not be binding upon any of the trustees, directors, shareholders, nominees, officers, agents, or employees of the Acquiring Trust or the Selling Trust personally, but shall bind only the property of the respective Fund, as provided in the trust instrument of the Acquiring Trust and the Selling Trust Governing Documents. Moreover, no series of the Selling Trust or Acquiring Trust other than the Selling Fund or Acquiring Fund, shall be responsible for the obligations of the Selling Fund or Acquiring Fund, respectively, hereunder, and all persons shall look only to the assets of the applicable Fund to satisfy the obligations of such Fund hereunder. The execution and delivery of this Agreement have been authorized by the Board of Trustees of the Acquiring Trust on behalf of the Acquiring Fund and the Board of Trustees of the Selling Trust on behalf of the Selling Fund and signed by authorized officers of the Acquiring Trust and the Selling Trust, respectively, acting as such. Neither the authorization by such Board of Trustees, as applicable, nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the property of the respective Fund.

ARTICLE XV
NOTICES

15.1 Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be deemed duly given if delivered by hand (including by FedEx or similar express courier) or transmitted by facsimile or three days after being mailed by prepaid registered or certified mail, return receipt requested, addressed to the Selling Trust or to the Acquiring Trust at the applicable address set forth in the first paragraph of this Agreement, or to any other address that the Selling Trust or the Acquiring Trust shall have last designated by notice to the other party.

[signature page follows]

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

ALPS SERIES TRUST, on behalf of the Seven Canyons World Innovators Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

WASATCH FUNDS TRUST, on behalf of the Wasatch World Innovators Fund

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

The undersigned is a party to this Agreement for the purposes of Sections 1.7, 5.10, 5.12, and 9.1 only

SEVEN CANYONS ADVISORS, LLC

By:
Name:
Title:

ACKNOWLEDGED:

By:
Name:
Title:

Appendix B

SHAREHOLDER INFORMATION FOR THE EXISTING FUNDS

As of June 29, 2018, the Existing Funds were aware that the following persons or entities owned a controlling interest (ownership of greater than 25% of an Existing Fund) or owned of record 5% or more of the outstanding shares of a class of each of the Existing Funds. Shareholders with a controlling interest could affect the outcome of proxy voting or the direction of management of the Trust. Assuming shareholders own their shares on the Closing Date of the Reorganization, such shareholders are expected to own the same percentage of the corresponding New Fund of the same class following the completion of the respective Reorganization. These amounts may, however, differ as of the Closing Date.

Name of Fund / Class	Name and Address	Percentage of Class Outstanding (%)
Wasatch Strategic Income Fund – Investor Class	Domain Associates Profit Sharing Plan James C. Blair Trustee 1 Palmer Sq. Ste. 515 Princeton, NJ 08542	24.76%
	Samuel S. Stewart Jr. 269 A Street Salt Lake City, UT 8410	16.60%
	National Financial Services Corp. for the Exclusive Benefit of our Customers One World Financial Center Manhattan, NY 10281	12.18%
	Charles Schwab & Co, Inc. 211 Main Street San Francisco, CA 94105	9.59%
Wasatch World Innovators Fund – Investor Class	Charles Schwab & Co, Inc. 211 Main Street San Francisco, CA 94105	10.06%
	National Financial Services Corp. for the Exclusive Benefit of our Customers One World Financial Center Manhattan, NY 10281	24.41%
	PIMS Prudential Retirement As Nominee for the TTEE CUST PL Treasurer’s Office 1st Floor Oakland, CA 94612	22.84%

B-1

Wasatch World Innovators Fund – Institutional Class	National Financial Services Corp. for the Exclusive Benefit of our Customers One World Financial Center Manhattan, NY 10281	24.31%
	First Clearing LLC Spec CUST A/C Benefit of our Customers Saint Louis, MO 63103	38.27%
	Charles Schwab & Co, Inc. 211 Main Street San Francisco, CA 94105	24.16%

B-2

Appendix C

FINANCIAL HIGHLIGHTS

The Financial Highlights tables on the following pages are intended to help you understand the financial performance of the Investor Class or Institutional Class (as applicable) of each Existing Fund for the past five years ended September 30th or since inception if a Class has been in operation less than five years. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Investor Class or Institutional Class (as applicable) of an Existing Fund (assuming reinvestment of all dividends and distributions). Other than the information for the six months ended March 31, 2018, this information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Existing Funds' financial statements, are included in the Annual Report of the Existing Funds, which is available upon request.

Wasatch Strategic Income Fund and Wasatch World Innovators Fund

Financial Highlights

		Income (Loss) from Investment Operations					Less Distributions
	Net Asset Value Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Operations	Redemption Fees (See Note 2)		Dividends from Net Investment Income	Distributions from Net Realized Gains	Return of Capital Distributions	Total Distributions
Strategic Income Fund
Six Months ended 3/31/18 (unaudited)	11.78	0.13	0.06	0.19	—	[4]	(0.16)	—	—	(0.16)
Year ended 9/30/17	10.62	0.16	1.12	1.28	—	[4]	(0.12)	—	—	(0.12)
Year ended 9/30/16[7]	10.49	0.26	0.49	0.75	—	[4]	(0.23)	(0.35)	(0.04)	(0.62)
Year ended 9/30/15	12.63	0.30	(1.38)	(1.08)	—	[4]	(0.44)	(0.62)	—	(1.06)
Year ended 9/30/14	11.08	0.32	1.74	2.06	—	[4]	(0.35)	(0.16)	—	(0.51)
Year ended 9/30/13	9.30	0.33	1.78	2.11	—	[4]	(0.33)	—	—	(0.33)

World Innovators Fund - Investor Class
Six Months ended 3/31/18 (unaudited)	22.75	(0.07)	2.37	2.30	—	[4]	—	(3.32)	—	(3.32)
Year ended 9/30/17	19.32	(0.13)	4.26	4.13	—	[4]	—	(0.70)	—	(0.70)
Year ended 9/30/16[7]	20.17	(0.12)	1.90	1.78	—	[4]	—	(2.63)	—	(2.63)
Year ended 9/30/15	22.62	(0.21)	0.30	0.09	—	[4]	—	(2.54)	—	(2.54)
Year ended 9/30/14	23.15	(0.24)	0.91	0.67	—	[4]	—	(1.20)	—	(1.20)
Year ended 9/30/13	18.55	(0.12)	4.72	4.60	—	[4]	—	—	—	—

World Innovators Fund - Institutional Class
Six Months ended 3/31/18 (unaudited)	22.87	(0.03)	2.36	2.33	—		—	(3.32)	—	(3.32)
Year ended 9/30/17	19.36	(0.09)	4.30	4.21	—		—	(0.70)	—	(0.70)
Year ended 9/30/166 7	17.54	(—)[4]	1.82	1.82	—		—	—	—	—

See Notes to Financial Highlights and Notes to Financial Statements.

(for a share outstanding throughout each period)

			Ratios to Average Net Assets						Supplemental Data
Net Asset Value End of Period	Total Return (%)[1]		Expenses Net of Waivers and Reimbursements (%)[2]		Expenses Before Waivers and Reimbursements (%)[2]		Net Investment Income Net of Waivers and Reimbursements (%)[2]	Net Investment Income Before Waivers and Reimbursements (%)[2]	Net Assets End of Period (000s)	Portfolio Turnover Rate1 3

11.81	1.60		0.95	[5]	1.07	[5]	1.97	1.85	53,089	32%
11.78	12.09		0.95	[5]	1.10	[5]	1.12	0.98	45,045	34%
10.62	7.38		0.95	[5]	1.04	[5]	2.50	2.41	55,112	45%
10.49	(9.54)		0.95	[5]	0.95	[5]	2.51	2.51	88,661	78%
12.63	18.94		0.95	[5]	0.96	[5]	2.59	2.58	94,958	69%
11.08	23.01		0.95	[5]	1.06	[5]	3.16	3.05	66,579	54%

21.73	10.50	[8]	1.79	[5]	1.79	[5]	(0.83)	(0.83)	208,809	104%
22.75	22.23		1.83	[5]	1.83	[5]	(0.57)	(0.57)	191,021	91%
19.32	8.97		1.78	[5]	1.78	[5]	(0.66)	(0.66)	193,826	112%
20.17	0.32		1.76	[5]	1.76	[5]	(0.76)	(0.76)	186,272	100%
22.62	2.69		1.73	[5]	1.73	[5]	(0.89)	(0.89)	253,311	111%
23.15	24.80		1.77	[5]	1.79	[5]	(0.84)	(0.86)	266,911	84%

21.88	10.63	[8]	1.55	[5]	2.10	[5]	(0.55)	(1.10)	5,142	104%
22.87	22.55		1.55	[5]	2.22	[5]	(0.29)	(0.96)	3,836	91%
19.36	10.38		1.55	[5]	3.69	[5]	(0.01)	(2.15)	5,977	112%

See Notes to Financial Highlights and Notes to Financial Statements.

Wasatch Funds - Notes to Financial Highlights	March 31, 2018 (Unaudited)

[1]	Not annualized for periods less than one year.
[2]	Annualized for periods less than one year.
[3]	Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
[4]	Represents amounts less than $0.005 per share.
[5]	Includes interest expense of less than 0.005%.
[6]	Institutional class inception date was February 1, 2016.
[7]	Includes a non-recurring offer to reimburse prior period custody and fund accounting out-of-pocket expenses (see Note 7 “Related Party Transactions” “Custodian Out-of-Pocket Expense Reimbursement” in “Notes to Financial Statements”). Excluding this non-recurring reimbursement, the ratio of expenses to average net assets would have been as follows:

	Expenses Net of Waivers and Reimbursements (%)	Expenses Before Waivers and Reimbursements (%)
Strategic Income Fund	0.95	1.04

World Innovators Fund — Investor Class	1.79	1.79
World Innovators Fund — Institutional Class	1.63	3.77

[8]	Since the U.S. stock market was closed on March 30 and March 31, 2018, the Wasatch Funds were not priced on these days and performance was calculated with reference to the March 29, 2018 Net Asset Value (NAV). The Funds listed below held securities in foreign markets which were open on March 30 and/or March 31, 2018, resulting in a small difference in the NAV as of March 31, 2018. Performance for the six months ended March 31, 2018 calculated with the March 31, 2018 NAV date was as follows:

Total Return (%)
World Innovators Fund — Investor Class	10.40
World Innovators Fund — Institutional Class	10.53

[Wasatch Funds Logo]

PROXY CARD

SIGN, **DATE** AND **VOTE** ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

SAMPLE BALLOT ONLY

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **www.proxyonline.com** using your proxy control number found below
3. By **PHONE** when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line
4. By **PHONE** with a representative when you call toll-free (877) 783-5524 Monday through Friday 9 a.m. to 10 p.m. Eastern Time

CONTROL NUMBER SAMPLE BALLOT ONLY

WASATCH WORLD INNOVATORS FUND

A SERIES OF WASATCH FUNDS TRUST

The undersigned, revoking previous proxies, if any, hereby appoints [Name] and [Name], each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote such shares of the Wasatch World Innovators Fund (the "Existing Fund") the undersigned is entitled to vote at the Special Meeting of Shareholders (the "Meeting") of the Existing Fund to be held on August 16, 2018, at 10:00, Mountain Time, at the offices of Wasatch Funds Trust (the "Trust") at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84018 and at any and all adjournments or postponements thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, AND MAY BE REVOKED PRIOR TO ITS EXERCISE BY FILING WITH THE SECRETARY OF THE TRUST AN INSTRUMENT REVOKING THIS PROXY OR A DULY EXECUTED PROXY BEARING A LATER DATE, OR BY APPEARING IN-PERSON AND VOTING AT THE MEETING.

In their discretion, the proxy holders named above are authorized to vote upon other matters as may properly come before the Meeting or any adjournments or postponements thereof.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on August 16, 2018. The proxy statement for this meeting is available at:

https://www.proxyonline.com/docs/SevenCanyons2018.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free **(877) 783-5524. Representatives are available to assist you** Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PROXY CARD

WASATCH WORLD INNOVATORS FUND

<u>YOUR SIGNATURE IS REQUIRED</u> FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of the Notice of Meeting and accompanying Combined Proxy Statement/Prospectus. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.
Please sign, date, and return.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Board and the Proposal below is recommended for approval by shareholders of the Fund. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. In their discretion, the proxy holders named above are authorized to vote upon other matters as may properly come before the Meeting or any adjournments or postponements thereof. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THANK YOU FOR YOUR CONSIDERATION AND VOTING

[Wasatch Funds Logo]

PROXY CARD

SIGN, **DATE** AND **VOTE** ON THE REVERSE SIDE

YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. **PLEASE CAST YOUR PROXY VOTE *TODAY!***

SAMPLE BALLOT ONLY

PROXY VOTING OPTIONS

1. **MAIL** your signed and voted proxy back in the postage paid envelope provided
2. **ONLINE** at **www.proxyonline.com** using your proxy control number found below
3. By **PHONE** when you dial toll-free (888) 227-9349 to reach an automated touchtone voting line
4. By **PHONE** with a representative when you call toll-free (877)-783-5524 Monday through Friday 9 a.m. to 10 p.m. Eastern Time

CONTROL NUMBER SAMPLE BALLOT ONLY

WASATCH STRATEGIC INCOME FUND

A SERIES OF WASATCH FUNDS TRUST

The undersigned, revoking previous proxies, if any, hereby appoints [Name] and [Name], each the attorney, agent, and proxy of the undersigned, with full power of substitution, to vote such shares of the Wasatch Strategic Income Fund (the "Existing Fund") the undersigned is entitled to vote at the Special Meeting of Shareholders (the "Meeting") of the Existing Fund to be held on August 16, 2018, at 10:00, Mountain Time, at the offices of Wasatch Funds Trust (the "Trust") at 505 Wakara Way, 3rd Floor, Salt Lake City, UT 84018 and at any and all adjournments or postponements thereof.

THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES OF THE TRUST, AND MAY BE REVOKED PRIOR TO ITS EXERCISE BY FILING WITH THE SECRETARY OF THE TRUST AN INSTRUMENT REVOKING THIS PROXY OR A DULY EXECUTED PROXY BEARING A LATER DATE, OR BY APPEARING IN-PERSON AND VOTING AT THE MEETING.

In their discretion, the proxy holders named above are authorized to vote upon other matters as may properly come before the Meeting or any adjournments or postponements thereof.

Important Notice Regarding the Availability of Proxy Materials for this Special Meeting of Shareholders to Be Held on August 16, 2018. The proxy statement for this meeting is available at:

https://www.proxyonline.com/docs/SevenCanyons2018.pdf

Do you have questions? If you have any questions about how to vote your proxy or about the Meeting in general, please call toll-free **(877)-783-5524. Representatives are available to assist you** Monday through Friday 9 a.m. to 10 p.m. Eastern Time.

PROXY CARD

WASATCH STRATEGIC INCOME FUND

YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. The signer(s) acknowledges receipt of the Notice of Meeting and the accompanying Combined Proxy Statement/Prospectus. Your signature(s) on this should be exactly as your name(s) appear on this Proxy (reverse side). If the shares are held jointly, each holder should sign this Proxy. Attorneys-in-fact, executors, administrators, trustees or guardians should indicate the full title and capacity in which they are signing.

Please Sign, date, and return.

SIGNATURE (AND TITLE IF APPLICABLE) DATE

SIGNATURE (IF HELD JOINTLY) DATE

This proxy is solicited on behalf of the Board and the Proposal below is recommended for approval by shareholders of the Fund. When properly executed, this proxy will be voted as indicated or "FOR" the proposal if no choice is indicated. In their discretion, the proxy holders named above are authorized to vote upon other matters as may properly come before the Meeting or any adjournments or postponements thereof. The proxy will be voted in accordance with the proxy holders' best judgment as to any other matters that may arise at the Meeting.

THE BOARD OF TRUSTEES OF THE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE "FOR" THE PROPOSAL.

TO VOTE, MARK CIRCLES BELOW IN BLUE OR BLACK INK AS FOLLOWS. Example: ●

THANK YOU FOR YOUR CONSIDERATION AND VOTING

 PART B

ALPS Series Trust

Seven Canyons Strategic Income Fund

Seven Canyons World Innovators Fund

Statement of Additional Information

July 18, 2018

Acquisition of all of the assets and liabilities of:	By and in exchange for shares of:

Wasatch Funds Trust	ALPS Series Trust

Wasatch Strategic Income Fund	Seven Canyons Strategic Income Fund

Wasatch World Innovators Fund	Seven Canyons World Innovators Fund

This Statement of Additional Information (“SAI”), which is not a prospectus, supplements and should be read in conjunction with the Combined Proxy Statement/Prospectus dated July 18, 2018 (the “Proxy Statement/Prospectus”) relating specifically to the Special Meeting of Shareholders of the Wasatch Strategic Income Fund and Wasatch World Innovators Fund (the “Existing Funds”), series of the Wasatch Funds Trust, that will be held on August 16, 2018. A copy of the Proxy Statement/Prospectus may be obtained upon request and without charge by calling 1-877-783-5524.

Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus. The Reorganizations will occur in accordance with the terms of the applicable Agreement and Plan of Reorganization.

Further information about each Existing Fund is contained in its Statement of Additional Information for Investor Class shares dated January 31, 2018 and about the Wasatch World Innovators Fund (Institutional Class) in the Statement of Additional Information for Institutional Class shares dated January 31, 2018, as applicable, as supplemented from time to time, each of which is incorporated herein by reference only insofar as they relate to such Existing Funds. No other parts are incorporated by reference herein.

Further information about each New Fund is contained in its Statement of Additional Information dated July 16, 2018, as supplemented from time to time, which is incorporated herein by reference only insofar as it relates to such New Funds. No other parts are incorporated by reference herein.

The audited financial statements, financial highlights and related independent registered public accounting firm’s reports for the Existing Funds are contained in their Annual Report for the fiscal year ended September 30, 2017 which are incorporated by reference only insofar as they relate to the Existing Funds. The unaudited financial statements of the Existing Funds are contained in the Existing Funds’ Semi-Annual Report for the six months ended March 31, 2018, which are incorporated by reference herein only insofar as they relate to the Existing Funds. No other parts of such Annual Report or Semi-Annual Report are incorporated by reference herein. The Annual Report and Semi-Annual Report for the Existing Funds are available, upon request, by calling 800-551-1700 or via the Existing Funds’ website at www.wasatchfunds.com.

Each New Fund, which has no assets or liabilities as of the date hereof, will commence operations upon the completion of the Reorganizations. For this reason, the financial statements of the New Funds and the pro forma financial statements of the New Funds have not been included herein.

If the Reorganizations are completed, the performance and accounting data of the Existing Funds will become the performance and accounting data of the respective New Funds.

The date of this Statement of Additional Information is July 18, 2018.

 1

PART C. OTHER INFORMATION

Item 15. Indemnification

As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the “1940 Act”), and pursuant to Article 8 of the Registrant’s Declaration of Trust (Exhibit (a)(1) to the Registration Statement) and Section 7 of each of the Distribution Agreements (Exhibits (e)(1), (6) and (11)) to the Registration Statement), officers, trustees, employees and agents of the Registrant will not be liable to the Registrant, any shareholder, officer, trustee, employee, agent or other person for any action or failure to act, except for bad faith, willful misfeasance, gross negligence or reckless disregard of duties, and those individuals may be indemnified against liabilities in connection with the Registrant, subject to the same exceptions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

The Registrant has purchased an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

The Registrant hereby undertakes that it will apply the indemnification provisions of its Declaration of Trust and Distribution Agreements in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

1

Item 16.	Exhibits

(1)	(a)	Declaration of Trust of Registrant.(2)

	(b)	Certificate of Trust of Registrant, as filed with the State of Delaware on January 12, 2012.(2)

	(c)	Certificate of Amendment of Certificate of Trust of Registrant, as filed with the State of Delaware on May 18, 2012.(2)

(2)		Bylaws of Registrant.(1)

(3)		Not applicable.

(4)	(a)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Seven Canyons World Innovators Fund, Wasatch Funds Trust, on behalf of Wasatch World Innovators Fund, and Seven Canyons Advisors, LLC (23).

	(b)	Form of Agreement and Plan of Reorganization among Registrant, on behalf of Seven Canyons Strategic Income Fund, Wasatch Funds Trust, on behalf of Wasatch Strategic Income Fund, and Seven Canyons Advisors, LLC (23).

(5)		Provisions of instruments defining rights of security holders are contained in Articles 4 and 7 of the Declaration of Trust (incorporated herein by reference to Exhibit (a)(1) of this filing).

(6)	(a)	Investment Advisory Agreement dated December 5, 2012 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(b)	Investment Advisory Agreement dated December 19, 2013 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund.(7)

2

	(c)	Investment Sub-Advisory Agreement dated December 19, 2013 among Registrant, Meritage Capital, LLC and Sage Advisory Services, Ltd. Co. with respect to the Insignia Macro Fund.(7)

	(d)	Investment Advisory Agreement dated July 15, 2015 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund.(15)

	(e)	Investment Advisory Agreement dated September 8, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(f)	Amendment dated April 26, 2016 to Investment Advisory Agreement dated September 8, 2015 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Select Fund and Clarkston Founders Fund.(18)

	(g)	Investment Advisory Agreement dated October 2, 2017 between Registrant and Investment Advisory Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

	(h)	Form of Investment Advisory Agreement between Registrant and Seven Canyon Advisors LLC with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (23)

(7)	(a)	Distribution Agreement dated December 5, 2012 between Registrant and ALPS Distributors, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(b)	Distribution Agreement dated December 19, 2013 between Registrant and ALPS Distributors, Inc. with respect to the Insignia Macro Fund.(7)

	(c)	Distribution Agreement dated September 8, 2015 between Registrant and ALPS Distributors, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

3

	(d)	Amendment dated April 26, 2016 to Distribution Agreement between Registrant and ALPS Distributors, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

	(e)	Distribution Agreement dated July 15, 2015 between Registrant and ALPS Distributors, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

	(f)	Distribution Agreement dated October 2, 2017 between Registrant and ALPS Distributors, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund. (20)

	(g)	Distribution Agreement dated April 16, 2018 between Registrant and ALPS Distributors, Inc. with respect to the funds listed in Appendix A.(22)

	(h)	Form of Amendment to Distribution Agreement dated May 4, 2018 between Registrant and ALPS Distributors, Inc. with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (22)

	(i)	Form of Broker Dealer Selling Agreement between ALPS Distributors, Inc. and Broker/Dealer.(5)

	(j)	Form of Shareholder Servicing Agreement between ALPS Distributors, Inc. and servicing firm.(5)

	(k)	Form of Fund/SERV Agreement between ALPS Distributors, Inc. and servicing firm.(5)

	(l)	Form of NETWORKING Agreement between ALPS Distributors, Inc. and servicing firm.(5)

(8)		None.

(9)	(a)	Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012 between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(b)	Amendment dated December 9, 2013 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the Insignia Macro Fund.(7)

4

	(c)	Amendment dated July 15, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the DDJ Opportunistic High Yield Fund.(15)

	(d)	Amendment dated September 8, 2015 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(e)	Amendment dated April 26, 2016 to Global Custody Agreement For Foreign and Domestic Securities dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

	(f)	Addendum dated [__________, 2018] to Global Custody Agreement For Special Assets dated November 29, 2012, as amended, between Registrant and MUFG Union Bank, National Association (f/k/a Union Bank, N.A.) (to be filed by subsequent amendment).

	(g)	Custody Agreement dated October 2, 2017 between Registrant and U.S. Bank National Association with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

	(h)	Form of Custody Agreement between Registrant and State Street Bank and Trust Company with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (22)

(10)	(a)	Distribution and Services (12b-1) Plan (Investor Class) – Cognios Market Neutral Large Cap Fund.(2)

	(b)	Distribution and Services (12b-1) Plan (Class A) – Insignia Macro Fund.(7)

	(c)	Distribution and Services (12b-1) Plan (Class II) – DDJ Opportunistic High Yield Fund.(15)

5

(d)	Distribution and Services (12b-1) Plan (Class A) - Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

(e)	Amended and Restated Shareholder Services Plan (Class I) – DDJ Opportunistic High Yield Fund.(18)

(f)	Amended and Restated Shareholder Services Plan (Class II) – DDJ Opportunistic High Yield Fund.(18)

(g)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Partners Fund.(18)

(h)	Amended and Restated Shareholder Services Plan (Institutional Class) – Clarkston Fund.(18)

(i)	Shareholder Services Plan (Institutional Class) – Clarkston Select Fund.(18)

(j)	Shareholder Services Plan (Institutional Class) – Clarkston Founders Fund.(18)

(k)	Shareholder Services Plan (Institutional Class) – Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

(l)	Shareholder Services Plan (Class A) – Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

(o)	Rule 18f-3 Plan – Cognios Market Neutral Large Cap Fund.(2)

(p)	Rule 18f-3 Plan – Insignia Macro Fund.(7)

(q)	Rule 18f-3 Plan – DDJ Opportunistic High Yield Fund.(15)

(r)	Rule 18f-3 Plan – Clarkston Partners Fund.(16)

6

	(s)	Rule 18f-3 Plan - Beacon Accelerated Return Strategy Fund and Beacon Planned Return Strategy Fund.(20)

	(t)	Form of Rule 18f-3 Plan - Seven Canyons World Innovators Fund. (22)

(11)	(a)	Opinion of Davis Graham and Stubbs LLP, counsel to Registrant, as to legality of shares of the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund (filed herewith).

(12)	(a)	Form of Tax Opinion (filed herewith).

(13)	(a)	Transfer Agency and Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

	(b)	Amendment dated January 1, 2018 to Transfer Agency and Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(21)

	(c)	Transfer Agency and Services Agreement dated December 9, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

	(d)	Amendment dated January 1, 2018 to Transfer Agency and Service Agreement dated December 9, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(21)

	(e)	Transfer Agency and Service Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

	(f)	Amendment dated April 26, 2016 to Transfer Agency and Service Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

	(g)	Transfer Agency and Service Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

	(h)	Transfer Agency and Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

7

(i)	Form of Transfer Agency and Services Agreement between ALPS Fund Services, Inc. and ALPS Series Trust. (21)

(j)	Form of Transfer Agency and Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (22)

(k)	Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(l)	Amendment dated February 21, 2014 to Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(8)

(m)	Second Amendment dated January 1, 2018 to Administration, Bookkeeping and Pricing Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(21)

(n)	Administration, Bookkeeping and Pricing Services Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(o)	Administration, Bookkeeping and Pricing Services Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect the DDJ Opportunistic High Yield Fund.(15)

(p)	Administration, Bookkeeping and Pricing Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Partners Fund and the Clarkston Fund.(16)

(q)	Amendment dated April 26, 2016 to Administration, Bookkeeping and Pricing Services Agreement between Registrant and ALPS Fund Services, Inc. with respect the Clarkston Select Fund and the Clarkston Founders Fund.(18)

8

(r)	Administration, Bookkeeping and Pricing Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(s)	Form of Administration, Bookkeeping and Pricing Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (22)

(t)	Principal Financial Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(u)	Chief Compliance Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund.(3)

(v)	Amendment dated January 1, 2018 to Chief Compliance Officer Services Agreement dated December 20, 2012 between Registrant and ALPS Fund Services, Inc. with respect to the Cognios Market Neutral Large Cap Fund. (21)

(w)	Chief Compliance Officer Services Agreement dated December 19, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund.(7)

(x)	Amendment dated January 1, 2018 to Chief Compliance Officer Services Agreement dated December 9, 2013 between Registrant and ALPS Fund Services, Inc. with respect to the Insignia Macro Fund. (21)

(y)	Chief Compliance Officer Services Agreement dated July 15, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the DDJ Opportunistic High Yield Fund.(15)

(z)	Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Partners Fund and the Clarkston Fund.(16)

9

(aa)	Amendment dated April 26, 2016 to Chief Compliance Officer Services Agreement dated September 8, 2015 between Registrant and ALPS Fund Services, Inc. with respect to the Clarkston Select Fund and the Clarkston Founders Fund.(18)

(bb)	Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(cc)	Amendment dated January 4, 2018 to Chief Compliance Officer Services Agreement dated October 2, 2017 between Registrant and ALPS Fund Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(21)

(dd)	Form of Chief Compliance Officer Services Agreement between Registrant and ALPS Fund Services, Inc. with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (22)

(ee)	Fee Waiver Letter Agreement dated November 3, 2017 between Registrant and Cognios Capital, LLC with respect to the Cognios Market Neutral Large Cap Fund.(21)

(ff)	Fee Waiver Letter Agreement dated November 16, 2017 between Registrant and Meritage Capital, LLC with respect to the Insignia Macro Fund.(21)

(gg)	Fee Waiver Letter Agreement dated November 30, 2017 between Registrant and DDJ Capital Management, LLC with respect to the DDJ Opportunistic High Yield Fund.(21)

(hh)	Fee Waiver Letter Agreement dated November 30, 2017 between Registrant and Clarkston Capital Partners, LLC with respect to the Clarkston Partners Fund, the Clarkston Fund, the Clarkston Select Fund and the Clarkston Founders Fund.(21)

(ii)	Fee Waiver Letter Agreement dated October 2, 2017 between Registrant and Beacon Investment Advisory Services, Inc. with respect to the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

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	(jj)	Form of Fee Waiver Letter Agreement between Registrant and Seven Canyons Advisors, LLC with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund. (22)

	(kk)	PBI Agreement dated December 20, 2012 among BNP Paribas Prime Brokerage International, Ltd., BNP Paribas, acting through its New York Branch, and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

	(ll)	U.S. Prime Brokerage Agreement dated December 20, 2012 between BNP Paribas Prime Brokerage, Inc. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

	(mm)	Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas, acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

	(nn)	Amendment dated March 28, 2013 to Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas, acting through its New York Branch, Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(4)

	(oo)	Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas Prime Brokerage, Inc., Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(3)

	(pp)	Amendment dated March 28, 2013 to Special Custody and Pledge Agreement (Margin Account) dated December 20, 2012 among BNP Paribas Prime Brokerage, Inc., Cognios Capital, LLC, Union Bank, N.A. and Registrant on behalf of the Cognios Market Neutral Large Cap Fund.(4)

	(qq)	Special Custody Account Agreement dated October 2, 2017 among U.S. Bank, N.A., Jefferies LLC and Registrant on behalf of the Beacon Accelerated Return Strategy Fund and the Beacon Planned Return Strategy Fund.(20)

(14)	(a)	Consent of PriceWaterhouseCoopers, Independent Registered Public Accounting Firm with respect to the Wasatch Strategic Income Fund and the Wasatch World Innovators Fund.(filed herewith)

(14)	(b)	Consent of Cohen & Company, Ltd., Independent Registered Public Accounting Firm, with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund (filed herewith).

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(15)		None.

(16)		Power of Attorney, dated March 27, 2018 (filed herewith).

(17)	(a)	Code of Ethics for Registrant, as of October 30, 2012, as amended November 14, 2016.(19)

	(b)	Code of Ethics for ALPS Holdings, Inc. and its subsidiaries and affiliates, including ALPS Distributors, Inc. and ALPS Fund Services, dated May 1, 2010, as amended July 1, 2017.(20)

	(c)	Code of Ethics for Cognios Capital, LLC, dated October 10, 2012.(2)

	(d)	Code of Ethics for Cognios Capital, LLC, dated May 19, 2017.(21)

	(e)	Code of Ethics for Meritage Capital, LLC, dated November 1, 2013.(7)

	(f)	Code of Ethics for Sage Advisory Services, Ltd. Co.(7)

	(g)	Code of Ethics for DDJ Capital Management, LLC, dated October 10, 2013.(15)

	(h)	Code of Ethics for Clarkston Capital Partners, LLC, dated April 29, 2013.(16)

	(i)	Code of Ethics for Beacon Investment Advisory Services, Inc.(20)

	(j)	Code of Ethics for Seven Canyons Advisors, LLC (filed herewith).

(1)	Incorporated by reference to Registrant’s Registration Statement filed on September 17, 2012.
(2)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 filed on November 19, 2012.
(3)	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 2 filed on December 19, 2012.

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(4)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 4 filed on July 31, 2013.
(5)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 filed on September 24, 2013.
(6)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 filed on December 16, 2013.
(7)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 11 filed on December 19, 2013.
(8)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 16 filed on February 24, 2014.
(9)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 filed on June 30, 2014.
(10)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 filed on August 8, 2014.
(11)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 29 filed on August 29, 2014.
(12)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 32 filed on October 1, 2014.
(13)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 39 filed on January 29, 2015.
(14)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 43 filed on February 27, 2015.
(15)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 47 filed on July 15, 2015.
(16)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 49 filed on September 8, 2015.
(17)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 51 filed on January 29, 2016.
(18)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 55 filed on April 26, 2016.
(19)	Incorporated by reference to Registrant’s Post-Effective Amendment No.57 filed on January 27, 2017.
(20)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 61 filed on September 29, 2017.
(21)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 63 filed on January 29, 2018.
(22)	Incorporated by reference to Registrant’s Post-Effective Amendment No. 66 filed on May 24, 2018.

(23)	Incorporated by reference to Registrant’s N-14 filed on June 11, 2018.

Item 17.	Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

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(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees to file in a post-effective amendment to this registration statement a final tax opinion promptly subsequent to the closing of the transaction.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Denver, and State of Colorado, on July 16, 2018.

ALPS SERIES TRUST
(Registrant)

By:	/s/ Jeremy O. May
President

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Jeremy O. May	President, Trustee and Principal	July 16, 2018
Jeremy O. May	Executive Officer

/s/ Ward D. Armstrong	Trustee and Chairman	July 16, 2018
Ward D. Armstrong*

/s/ J. Wayne Hutchens	Trustee	July 16, 2018
J. Wayne Hutchens*

/s/ Patrick Seese	Trustee	July 16, 2018
Patrick Seese*

/s/ Kimberly R. Storms	Treasurer and Principal Financial	July 16, 2018
Kimberly R. Storms	Officer

*	Signature affixed by Richard C. Noyes pursuant to a Power of Attorney dated March 27, 2018.

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Exhibit List

(11)	(a)	Opinion of Davis Graham & Stubbs LLP
(12)	(a)	Form of Tax Opinion
(14)	(a)	Consent of PricewaterhouseCoopers, Independent Registered Public Accounting Firm, with respect to the Wasatch Strategic Income Fund and the Wasatch World Innovators Fund
(14)	(b)	Consent of Cohen & Company Ltd., Independent Registered Public Accounting Firm, with respect to the Seven Canyons Strategic Income Fund and the Seven Canyons World Innovators Fund.
(16)	(b)	Power of Attorney, dated March 27, 2018.
(17)	(j)	Code of Ethics for Seven Canyons Advisors, LLC.

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